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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09721

Allianz Global Investors Managed Accounts Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna-1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

Equity Shares: Series I Schedule of Investments

July 31, 2011 (unaudited)

Shares		Value*

COMMON STOCK—96.2%
	Australia—2.8%
3,206	Australia & New Zealand Banking Group Ltd.	$73,280

	Belgium—3.4%
1,548	Anheuser-Busch InBev NV	89,094

	China—3.5%
455	Baidu, Inc. ADR (b)	71,467
10,000	Dongfeng Motor Group Co., Ltd.	19,819

		91,286

	France—6.9%
881	Eutelsat Communications S.A.	37,954
515	Technip S.A.	56,390
1,482	Vinci S.A.	85,885

		180,229

	Germany—18.0%
915	Adidas AG	67,922
897	BASF SE	81,009
157	Bayer AG	12,560
683	Daimler AG	49,514
1,334	Fresenius SE & Co. KGaA	142,723
120	Muenchener Rueckversicherungs AG	17,708
598	SAP AG	37,388
455	Siemens AG	58,152

		466,976

	Hong Kong—4.1%
8,876	AIA Group Ltd. (b)	32,602
10,500	BOC Hong Kong Holdings Ltd.	31,342
19,000	CNOOC Ltd.	42,197

		106,141

	Israel—2.4%
1,100	Check Point Software Technologies Ltd. (b)	63,415

	Japan—14.7%
1,400	Canon, Inc.	67,496
1,400	Honda Motor Co., Ltd.	55,546
1,200	Ibiden Co., Ltd.	36,316
3	Inpex Corp.	23,288
1,300	Komatsu Ltd.	40,584
300	Murata Manufacturing Co., Ltd.	19,430
300	Nidec Corp.	29,849
200	SMC Corp.	36,782
1,800	Sony Corp.	45,148
900	Sumitomo Mitsui Financial Group, Inc.	28,313

		382,752

	Korea (Republic of)—3.1%
200	Samsung Electronics Co., Ltd. GDR (d)	79,620

	Netherlands—5.4%
517	Akzo Nobel NV	31,580
948	Koninklijke DSM NV	53,750

Equity Shares: Series I Schedule of Investments

July 31, 2011 (unaudited) (continued)

Shares			Value*

	Netherlands (continued)
1,709	Unilever NV Dutch Certificate		$55,500

			140,830

	Portugal—1.2%
1,340	Galp Energia SGPS S.A., Class B		30,266

	Spain—5.9%
1,013	Amadeus IT Holding S.A., Class A		20,386
4,748	Banco Santander S.A.		49,974
905	Inditex S.A.		81,832

			152,192

	Sweden—7.8%
5,757	Atlas Copco AB, Class A		135,862
6,003	Skandinaviska Enskilda Banken AB, Class A		45,686
1,388	Svenska Cellulosa AB, Class B		20,208

			201,756

	Switzerland—2.5%
1,049	Novartis AG		64,306

	United Kingdom—14.5%
23,011	Centrica PLC		115,518
2,498	Inmarsat PLC		22,107
1,096	Spectris PLC		28,196
4,764	Standard Chartered PLC		121,358
4,189	Xstrata PLC		88,381

			375,560

	Total Common Stock (cost—$2,038,081)		2,497,703

PREFERRED STOCK—1.7%
	Germany—1.7%
644	Henkel AG & Co. KGaA (cost—$31,792)		43,416

	Total Investments (cost—$2,069,873) (a)(c)	97.9%	2,541,119
	Other assets less liabilities	2.1	56,003

	Net Assets	100.0%	$2,597,122

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $2,276,643, representing 87.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

(c)	At July 31, 2011, the cost basis of investments for federal income tax purposes was $2,069,873. Gross unrealized appreciation for securities was $540,769; aggregate gross unrealized depreciation for securities was $69,523; and net unrealized appreciation for federal income tax purposes was $471,246.

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—63.0%
Airlines—1.4%
$ 94	American Airlines Pass Through Trust, 10.375%, 1/2/21	Baa3/A-	$108,410
4,200	Delta Air Lines, Inc., 7.111%, 3/18/13	WR/BBB-	4,231,500
	Northwest Airlines, Inc.,
1,401	7.041%, 10/1/23	WR/A-	1,470,531
47,060	7.15%, 4/1/21 (MBIA)	Ba3/BB+	47,060,226
59	United Air Lines Pass Through Trust, 10.125%, 3/22/15 (b)(f)	WR/NR	24,341

			52,895,008

Automotive—0.2%
9,100	Volkswagen International Finance NV, 4.00%, 8/12/20 (a)(d)	A3/A-	9,326,754

Banking—8.5%
16,200	Abbey National Treasury Services PLC, 1.832%, 4/25/14, FRN	Aa3/AA	16,055,269
5,000	American Express Bank FSB, 5.50%, 4/16/13	A2/BBB+	5,344,605
2,000	ANZ National International Ltd., 6.20%, 7/19/13 (a)(d)	Aa3/AA	2,174,512
5,200	Banco do Brasil S.A., 4.50%, 1/22/15 (a)(d)	Baa1/NR	5,486,000
	Banco Santander Brasil S.A.,
30,200	2.347%, 3/18/14, FRN (a)(d)	NR/NR	30,132,835
1,000	4.50%, 4/6/15	Baa1/BBB-	1,028,750
3,500	4.50%, 4/6/15 (a)(d)	Baa1/BBB-	3,600,625
	Barclays Bank PLC,
€ 5,180	4.875%, 12/15/14 (h)	Baa3/A-	5,880,079
$ 400	5.00%, 9/22/16	Aa3/AA-	432,753
24,000	6.05%, 12/4/17 (a)(d)	Baa1/A	25,146,576
5,000	6.86%, 6/15/32 (a)(d)(h)	Baa2/A-	4,487,500
5,900	7.434%, 12/15/17 (a)(d)(h)	Baa2/A-	5,944,250
£ 3,300	14.00%, 6/15/19 (h)	Baa2/A-	6,594,941
$ 23,900	BPCE S.A., 2.018%, 2/7/14, FRN (a)(d)	Aa3/A+	24,076,024
6,600	CBA Capital Trust II, 6.024%, 3/15/16 (a)(d)(h)	Baa1/A+	6,593,954
AUD 2,600	Commonwealth Bank of Australia, 4.50%, 2/20/14	Aaa/AAA	2,836,781
$ 25,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
	11.00%, 6/30/19 (a)(d)(h)	A2/AA-	32,030,425
5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14 (a)(d)(h)	Ba2/BB	4,150,000
30,600	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Baa3/BBB	30,723,073
1,100	HSBC Bank PLC, 4.125%, 8/12/20 (a)(d)	Aa2/AA	1,101,799
10,400	HSBC Bank USA N.A., 6.00%, 8/9/17	A1/AA-	11,493,664
	HSBC Capital Funding L.P. (a)(d)(h),
13,900	4.61%, 6/27/13	A3/A-	13,507,395
1,350	10.176%, 6/30/30	A3/A-	1,768,500
	ICICI Bank Ltd.,
5,900	4.75%, 11/25/16 (a)(d)	Baa2/BBB-	6,020,413
2,500	5.00%, 1/15/16	Baa2/BBB-	2,599,215
700	5.50%, 3/25/15	Baa2/BBB-	739,791
900	Korea Exchange Bank, 4.875%, 1/14/16	A2/BBB+	959,381
29,300	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a)(d)(h)	NR/BB+	32,887,326
2,400	RBS Capital Trust I, 4.709%, 7/1/13 (h)	B3/C	1,716,000
3,600	Resona Bank Ltd., 5.85%, 4/15/16 (a)(d)(h)	A3/BBB	3,739,262
€ 1,000	Royal Bank of Scotland PLC,
	4.625%, 9/22/21, (converts to FRN on 9/22/16)	Ba1/BBB+	1,262,044
	State Bank of India,
$ 1,300	4.50%, 10/23/14	Baa2/BBB-	1,346,808
1,000	4.50%, 7/27/15 (a)(d)	Baa2/BBB-	1,042,735

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

Banking (continued)
$ 1,700	Wachovia Bank N.A., 0.577%, 3/15/16, FRN	Aa3/AA-	$1,605,155
AUD 20,000	Westpac Banking Corp., 4.75%, 3/5/14	Aaa/AAA	21,949,928

			316,458,368

Biotechnology—0.1%
$ 1,700	Amgen, Inc., 5.70%, 2/1/19	A3/A+	1,968,574

Computers—0.1%
5,000	Lexmark International, Inc., 5.90%, 6/1/13	Baa3/BBB-	5,340,740

Diversified Manufacturing—0.5%
15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17	Baa2/BBB	17,951,070

Drugs & Medical Products—0.3%
1,800	Abbott Laboratories, 5.125%, 4/1/19	A1/AA	2,042,462
100	Biomet, Inc., 10.00%, 10/15/17	B3/B-	109,500
3,400	GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	A1/A+	3,989,441
1,700	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB+	1,966,704
1,300	Pfizer, Inc., 6.20%, 3/15/19	A1/AA	1,579,062

			9,687,169

Electronics—0.0%
400	Sanmina-SCI Corp., 8.125%, 3/1/16	B2/B-	419,500

Energy—0.2%
6,100	NRG Energy, Inc., 7.625%, 1/15/18 (a)(d)	B1/BB-	6,214,375

Financial Services—28.6%
	Ally Financial, Inc.,
13,894	2.454%, 12/1/14, FRN	B1/B+	13,409,794
21,075	3.647%, 6/20/14, FRN	B1/B+	20,633,479
1,000	6.75%, 12/1/14	B1/B+	1,047,117
10,500	7.50%, 12/31/13	B1/B+	11,182,500
17,300	8.00%, 3/15/20	B1/B+	18,575,875
14,820	8.00%, 11/1/31	B1/B+	15,982,911
19,100	8.30%, 2/12/15	B1/B+	20,962,250
	American Express Co.,
100	6.15%, 8/28/17	A3/BBB+	115,587
11,000	7.25%, 5/20/14	A3/BBB+	12,688,236
£ 3,500	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB+	4,423,711
	Bank of America Corp.,
$ 3,800	5.65%, 5/1/18	A2/A	4,028,141
4,300	5.75%, 12/1/17	A2/A	4,608,718
9,400	8.00%, 1/30/18 (h)	Ba3/BB+	9,693,327
500	Bank of America N.A., 5.30%, 3/15/17	A1/A	517,500
	Bear Stearns Cos. LLC,
1,500	5.30%, 10/30/15	Aa3/A+	1,658,103
4,800	5.70%, 11/15/14	Aa3/A+	5,325,134
17,265	7.25%, 2/1/18	Aa3/A+	20,804,515
	BNP Paribas S.A.,
39,800	5.00%, 1/15/21	Aa2/AA	40,968,050

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

Financial Services (continued)
$ 9,400	5.186%, 6/29/15 (a)(d)(h)	Baa1/A	$8,652,700
5,700	Caterpillar Financial Services Corp., 7.15%, 2/15/19	A2/A	7,203,928
	CIT Group, Inc.,
70	7.00%, 5/1/14	B2/B+	70,885
2,434	7.00%, 5/1/15	B2/B+	2,446,016
890	7.00%, 5/1/16	B2/B+	893,087
294	7.00%, 5/1/17	B2/B+	295,121
	Citigroup, Inc.,
12,350	4.75%, 5/19/15	A3/A	13,268,358
700	5.50%, 4/11/13	A3/A	742,524
700	5.50%, 10/15/14	A3/A	764,056
11,718	6.00%, 8/15/17	A3/A	13,072,730
4,500	6.125%, 11/21/17	A3/A	5,055,534
7,675	6.125%, 5/15/18	A3/A	8,590,052
5,000	6.625%, 6/15/32	Baa1/A-	5,292,990
€ 600	7.375%, 9/4/19	A3/A	1,013,692
$ 8,260	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB+	8,507,800
	Credit Agricole S.A. (h),
16,300	6.637%, 5/31/17 (a)(d)	A3/BBB+	14,018,000
17,500	6.637%, 5/31/17	A3/BBB+	15,050,000
	Ford Motor Credit Co. LLC,
49,300	5.625%, 9/15/15	Ba2/BB-	52,575,295
16,900	7.00%, 10/1/13	Ba2/BB-	18,215,411
20,750	8.00%, 6/1/14	Ba2/BB-	23,084,147
7,900	8.00%, 12/15/16	Ba2/BB-	9,075,078
6,100	8.70%, 10/1/14	Ba2/BB-	7,020,667
	General Electric Capital Corp.,
1,000	0.387%, 6/20/14, FRN	Aa2/AA+	980,223
€ 10,000	4.625%, 9/15/66, (converts to FRN on 9/15/16) (a)(d)	Aa3/A+	12,969,453
€ 25,700	5.50%, 9/15/67, (converts to FRN on 9/15/17)	Aa3/A+	34,391,337
$ 20,000	5.625%, 5/1/18	Aa2/AA+	22,362,960
5,000	6.375%, 11/15/67, (converts to FRN on 11/15/17)	Aa3/A+	5,137,500
£ 1,400	6.50%, 9/15/67, (converts to FRN on 9/15/17)	Aa3/A+	2,286,542
	Goldman Sachs Group, Inc.,
$ 5,000	0.746%, 1/12/15, FRN	A1/A	4,831,710
€ 10,000	1.784%, 5/23/16, FRN	A1/A	13,632,596
$ 5,855	5.25%, 10/15/13	A1/A	6,263,825
19,559	5.35%, 1/15/16	A1/A	21,243,441
€ 5,645	5.375%, 2/15/13	A1/A	8,399,645
$ 700	5.75%, 10/1/16	A1/A	779,862
19,800	5.95%, 1/18/18	A1/A	21,633,025
15,200	6.15%, 4/1/18	A1/A	16,772,926
14,900	6.25%, 9/1/17	A1/A	16,628,609
2,000	HSBC Finance Corp., 0.684%, 6/1/16, FRN	A3/A	1,883,694
	HSBC Holdings PLC,
700	6.50%, 5/2/36	A1/A	729,668
400	7.625%, 5/17/32	A1/A	456,190
	International Lease Finance Corp. (a)(d),
4,000	6.75%, 9/1/16	Ba3/BBB-	4,260,000
3,000	7.125%, 9/1/18	Ba3/BBB-	3,210,000
	JPMorgan Chase & Co.,
6,000	4.25%, 10/15/20	Aa3/A+	5,998,320

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

Financial Services (continued)
$ 17,200	6.00%, 1/15/18	Aa3/A+	$19,532,475
	JPMorgan Chase Bank N.A.,
4,400	0.580%, 6/13/16, FRN	Aa2/A+	4,100,734
9,200	6.00%, 10/1/17	Aa2/A+	10,385,438
2,700	JPMorgan Chase Capital XX,
	6.55%, 9/15/66, (converts to FRN on 9/15/36)	A2/BBB+	2,745,584
	LBG Capital No.1 PLC,
€ 2,825	7.375%, 3/12/20	Ba3/BB	3,655,346
£ 9,402	7.588%, 5/12/20	Ba3/BB	13,889,632
£ 1,000	7.869%, 8/25/20	Ba3/BB	1,502,749
$ 3,400	7.875%, 11/1/20 (a)(d)	Ba3/BB	3,221,500
22,200	8.50%, 12/17/21 (a)(d)(h)	NR/BB-	19,869,000
	LBG Capital No.2 PLC,
£ 2,331	9.00%, 12/15/19	Ba2/BB+	3,768,829
£ 4,500	9.334%, 2/7/20	Ba2/BB+	7,238,800
€ 2,180	15.00%, 12/21/19	Ba2/BB+	4,166,146
	Merrill Lynch & Co., Inc.,
€ 2,000	2.019%, 9/14/18, FRN	A3/A-	2,460,943
€ 2,150	2.276%, 9/27/12, FRN	A2/A	3,033,216
$ 500	5.00%, 1/15/15	A2/A	528,917
7,470	6.05%, 8/15/12	A2/A	7,800,211
200	6.15%, 4/25/13	A2/A	213,599
22,700	6.40%, 8/28/17	A2/A	25,126,221
40,100	6.875%, 4/25/18	A2/A	44,947,007
	Morgan Stanley,
20,500	1.233%, 4/29/13, FRN	A2/A	20,361,092
€ 10,000	2.026%, 1/16/17, FRN	A2/A	13,370,880
$ 2,800	5.375%, 10/15/15	A2/A	3,018,574
€ 5,000	5.375%, 8/10/20	A2/A	7,212,911
$ 900	5.95%, 12/28/17	A2/A	979,942
700	6.00%, 4/28/15	A2/A	770,667
3,700	6.625%, 4/1/18	A2/A	4,124,723
£ 550	MUFG Capital Finance 5 Ltd., 6.299%, 1/25/17 (h)	Ba1/BBB+	880,228
$ 1,000	Novatek Finance Ltd., 5.326%, 2/3/16 (a)(d)	Baa3/BBB-	1,048,800
579	Preferred Term Securities XIII Ltd., 0.795%, 3/24/34, FRN (a)(b)(d)(n) (acquisition cost-$579,134; purchased 3/9/04)	A2/CCC+	402,498
1,500	Qatari Diar Finance QSC, 5.00%, 7/21/20	Aa2/AA	1,593,375
500	QNB Finance Ltd., 3.125%, 11/16/15	Aa3/A+	503,500
	Royal Bank of Scotland Group PLC,
273	5.00%, 11/12/13	Ba2/BBB	276,877
22,200	6.99%, 10/5/17 (a)(d)(h)	Ba3/C	19,813,500
10,000	7.64%, 9/29/17 (h)	B3/C	7,475,000
5,000	7.648%, 9/30/31 (h)	Ba2/BB	4,337,500
	RSHB Capital S.A. for OJSC Russian Agricultural Bank,
500	7.125%, 1/14/14	Baa1/NR	542,500
1,500	9.00%, 6/11/14 (a)(d)	Baa1/NR	1,721,250
	SLM Corp.,
€ 2,950	1.801%, 6/17/13, FRN	Ba1/BBB-	4,107,910
€ 1,600	3.125%, 9/17/12	Ba1/BBB-	2,282,996
£ 500	4.875%, 12/17/12	Ba1/BBB-	819,992
$ 750	5.00%, 10/1/13	Ba1/BBB-	778,275

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

Financial Services (continued)
$ 2,650	5.125%, 8/27/12	Ba1/BBB-	$2,717,265
11,200	5.375%, 1/15/13	Ba1/BBB-	11,577,395
400	5.375%, 5/15/14	Ba1/BBB-	414,953
36,000	6.25%, 1/25/16	Ba1/BBB-	37,733,508
9,555	8.45%, 6/15/18	Ba1/BBB-	10,699,995
	Teco Finance, Inc.,
983	6.572%, 11/1/17	Baa3/BBB	1,170,122
2,000	6.75%, 5/1/15	Baa3/BBB	2,310,070
7,700	TNK-BP Finance S.A., 7.50%, 3/13/13	Baa2/BBB-	8,354,500
6,800	TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%, 3/5/14	Baa1/BBB	7,284,500
	UBS AG,
500	4.875%, 8/4/20	Aa3/A+	514,388
1,000	5.875%, 12/20/17	Aa3/A+	1,118,644
5,900	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (h)	Baa3/BBB-	5,782,000
6,700	USB Capital IX, 3.50%, 10/15/11, VRN (h)	A3/BBB+	5,485,491
	Wachovia Corp.,
2,000	5.625%, 10/15/16	A2/A+	2,223,952
10,000	5.75%, 2/1/18	A1/AA-	11,288,920
	Wells Fargo & Co.,
900	5.625%, 12/11/17	A1/AA-	1,024,853
35,917	7.98%, 3/15/18 (h)	Baa3/A-	38,655,671
4,300	White Nights Finance BV for Gazprom, 10.50%, 3/25/14	Baa1/NR	5,148,605
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (a)(d)	Baa2/BBB+	8,349,109

			1,062,847,823

Food & Beverage—0.3%
400	H.J. Heinz Co., 15.59%, 12/1/20 (a)(b)(d)(n) (acquisition cost-$489,132; purchased 3/26/10)	Baa2/BBB+	428,070
6,700	Kraft Foods, Inc., 6.50%, 8/11/17	Baa2/BBB-	8,067,068
1,100	Tate & Lyle International Finance PLC, 6.625%, 6/15/16 (a)(d)	Baa3/BBB	1,260,749

			9,755,887

Healthcare & Hospitals—0.2%
	HCA, Inc.,
3,200	7.25%, 9/15/20	Ba3/BB	3,392,000
4,000	7.875%, 2/15/20	Ba3/BB	4,350,000

			7,742,000

Holding Companies—0.2%
	Hutchison Whampoa International Ltd.,
100	5.75%, 9/11/19	A3/A-	110,345
1,000	7.625%, 4/9/19	A3/A-	1,220,660
5,500	Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20 (a)(d)	Baa1/BBB+	5,507,359

			6,838,364

Insurance—5.5%
	American International Group, Inc.,
1,900	3.65%, 1/15/14	Baa1/A-	1,957,523
€ 7,800	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Baa2/BBB	8,910,212
$ 7,600	5.05%, 10/1/15	Baa1/A-	8,047,556
2,000	5.45%, 5/18/17	Baa1/A-	2,127,212
900	5.60%, 10/18/16	Baa1/A-	966,191

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

Insurance (continued)
$ 30,600	5.85%, 1/16/18	Baa1/A-	$32,524,403
17,200	6.25%, 5/1/36	Baa1/A-	17,957,987
€ 24,050	8.00%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	34,211,854
$ 7,700	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Baa2/BBB	8,421,875
70,000	8.25%, 8/15/18	Baa1/A-	83,221,250
£ 3,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	5,035,152

			203,381,215

Metals & Mining—0.7%
$ 2,000	CSN Islands XI Corp., 6.875%, 9/21/19 (a)(d)	Ba1/BBB-	2,210,000
	Gerdau Holdings, Inc.,
3,950	7.00%, 1/20/20	NR/BBB-	4,433,875
8,800	7.00%, 1/20/20 (a)(d)	NR/BBB-	9,878,000
5,000	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/7/20 (a)(d)	Baa3/BBB-	4,860,615
1,600	Newmont Mining Corp., 5.125%, 10/1/19	Baa1/BBB+	1,764,837
800	Teck Resources Ltd., 4.50%, 1/15/21	Baa2/BBB	826,942
2,000	Vale Overseas Ltd., 8.25%, 1/17/34	Baa2/BBB+	2,597,228

			26,571,497

Multi-Media—2.0%
1,000	Comcast Cable Communications LLC, 7.125%, 6/15/13	Baa1/BBB+	1,110,032
	Comcast Corp.,
10,600	5.875%, 2/15/18	Baa1/BBB+	12,223,856
1,700	5.90%, 3/15/16	Baa1/BBB+	1,973,430
700	6.30%, 11/15/17	Baa1/BBB+	830,691
	CSC Holdings LLC,
7,850	7.625%, 7/15/18	Ba3/BB	8,595,750
810	7.875%, 2/15/18	Ba3/BB	893,025
7,500	8.625%, 2/15/19	Ba3/BB	8,625,000
	DISH DBS Corp.,
3,700	7.00%, 10/1/13	Ba3/BB-	4,005,250
4,200	7.125%, 2/1/16	Ba3/BB-	4,504,500
19,200	7.75%, 5/31/15	Ba3/BB-	21,096,000
	Time Warner Cable, Inc.,
6,940	5.85%, 5/1/17	Baa2/BBB	7,978,175
1,500	8.25%, 4/1/19	Baa2/BBB	1,925,777

			73,761,486

Oil & Gas—6.2%
300	Anadarko Petroleum Corp., 5.95%, 9/15/16	Ba1/BBB-	346,526
1,100	BP Capital Markets PLC, 3.625%, 5/8/14	A2/A	1,165,648
2,400	Canadian Natural Resources Ltd., 6.00%, 8/15/16	Baa1/BBB	2,824,130
10,400	Canadian Oil Sands Ltd., 7.75%, 5/15/19 (a)(d)	Baa2/BBB	12,849,678
2,900	DCP Midstream LLC, 5.375%, 10/15/15 (a)(d)	Baa2/BBB	3,261,787
846	Devon Energy Corp., 7.95%, 4/15/32	Baa1/BBB+	1,135,682
1,300	Devon Financing Corp. ULC, 7.875%, 9/30/31	Baa1/BBB+	1,720,592
1,330	Ecopetrol S.A., 7.625%, 7/23/19	Baa2/BBB-	1,622,600
	El Paso Corp.,
2,450	7.00%, 6/15/17	Ba3/BB-	2,850,269
19,700	7.25%, 6/1/18	Ba3/BB-	22,953,691
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Baa2/BBB	5,612,659

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

Oil & Gas (continued)
	EnCana Corp.,
$ 2,000	5.90%, 12/1/17	Baa2/BBB+	$2,325,042
4,700	6.50%, 8/15/34	Baa2/BBB+	5,254,680
	Energy Transfer Partners L.P.,
3,000	6.00%, 7/1/13	Baa3/BBB-	3,239,793
2,100	6.125%, 2/15/17	Baa3/BBB-	2,370,029
2,600	6.625%, 10/15/36	Baa3/BBB-	2,780,180
600	Enterprise Products Operating LLC, 4.60%, 8/1/12	Baa3/BBB-	621,996
	Gaz Capital S.A. for Gazprom,
800	6.212%, 11/22/16	Baa1/BBB	878,000
1,300	6.51%, 3/7/22	Baa1/BBB	1,420,250
5,700	7.343%, 4/11/13 (a)(d)	Baa1/BBB	6,204,450
14,000	8.146%, 4/11/18 (a)(d)	Baa1/BBB	16,975,000
2,070	Gazprom International S.A. for Gazprom, 7.201%, 2/1/20	NR/BBB+	2,300,361
1,800	Halliburton Co., 6.15%, 9/15/19	A2/A	2,159,336
1,006	Kern River Funding Corp., 4.893%, 4/30/18 (a)(d)	A3/A-	1,096,282
	Kinder Morgan Energy Partners L.P.,
700	5.00%, 12/15/13	Baa2/BBB	758,561
5,800	6.00%, 2/1/17	Baa2/BBB	6,692,823
3,800	6.95%, 1/15/38	Baa2/BBB	4,379,819
5,500	7.30%, 8/15/33	Baa2/BBB	6,485,738
11,900	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 (a)(d)	Ba1/BBB-	13,135,303
3,400	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(d)	Ba2/BB+	3,874,844
	Northwest Pipeline GP,
3,900	5.95%, 4/15/17	Baa2/BBB-	4,555,196
1,700	7.00%, 6/15/16	Baa2/BBB-	2,057,537
500	Pemex Project Funding Master Trust, 5.75%, 12/15/15	Baa1/BBB	571,875
15,250	Petrobras International Finance Co., 7.875%, 3/15/19	A3/BBB-	18,870,076
	Petroleos Mexicanos,
17,900	5.50%, 1/21/21	Baa1/BBB	19,188,800
14,550	6.50%, 6/2/41 (a)(b)(d)(n)
	(acquisition cost-$14,445,531; purchased 5/25/11)	Baa1/BBB	15,441,260
1,000	8.00%, 5/3/19	Baa1/BBB	1,257,600
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB-	2,936,019
1,200	Plains Exploration & Production Co., 7.00%, 3/15/17	B1/BB-	1,260,000
3,226	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	Aa3/A	3,484,026
	Ras Laffan Liquefied Natural Gas Co., Ltd. III (b),
1,400	5.50%, 9/30/14	Aa3/A	1,548,750
2,101	5.832%, 9/30/16	Aa3/A	2,306,122
3,000	6.75%, 9/30/19	Aa3/A	3,536,250
1,800	Reliance Holdings USA, Inc., 4.50%, 10/19/20 (b)	Baa2/BBB	1,727,285
100	Rockies Express Pipeline LLC, 5.625%, 4/15/20 (a)(d)	Ba1/BBB-	104,904
4,500	Royal Bank of Scotland AG for Gazprom, 9.625%, 3/1/13 (a)(d)	Baa1/BBB	5,017,500
4,400	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(d)	Baa3/BB	5,101,422
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,405,401
1,100	TransCanada PipeLines Ltd., 3.80%, 10/1/20	A3/A-	1,126,242

			231,792,014

Paper & Forest Products—0.2%
5,000	Weyerhaeuser Co., 7.375%, 10/1/19	Ba1/BBB-	5,833,650

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

Paper/Paper Products—0.3%
$ 1,000	Fibria Overseas Finance Ltd., 7.50%, 5/4/20 (a)(d)	Ba1/BB	$1,095,000
	Georgia-Pacific LLC (a)(d),
6,300	5.40%, 11/1/20	Ba1/BBB	6,678,989
2,900	7.125%, 1/15/17	Ba1/BBB	3,124,074

			10,898,063

Retail—1.0%
	CVS Pass Through Trust,
8,222	6.943%, 1/10/30	Baa2/BBB+	9,362,323
23,245	7.507%, 1/10/32 (a)(d)	Baa2/BBB+	27,686,136

			37,048,459

Road & Rail—0.1%
1,800	Canadian National Railway Co., 5.55%, 3/1/19	A3/A-	2,087,449

Technology—0.1%
1,800	International Business Machines Corp., 8.375%, 11/1/19	Aa3/A+	2,474,444
1,800	Oracle Corp., 5.00%, 7/8/19	A1/A	2,045,156

			4,519,600

Telecommunications—3.4%
	America Movil SAB De C.V.,
41,000	5.00%, 3/30/20	A2/A-	44,590,206
31,400	6.125%, 3/30/40	A2/A-	34,620,007
51	AT&T Corp., 8.00%, 11/15/31	A2/A-	69,528
	AT&T, Inc.,
1,718	5.35%, 9/1/40	A2/A-	1,714,650
5,000	5.50%, 2/1/18	A2/A-	5,744,405
1,100	5.80%, 2/15/19	A2/A-	1,289,852
1,000	Axiata SPV1 Labuan Ltd., 5.375%, 4/28/20	Baa2/BBB-	1,048,126
4,500	Deutsche Telekom International Finance BV, 6.75%, 8/20/18	Baa1/BBB+	5,430,330
	Qtel International Finance Ltd. (a)(d),
3,000	3.375%, 10/14/16	A2/A	3,033,750
7,300	5.00%, 10/19/25	A2/A	7,044,500
	Qwest Communications International, Inc.,
9,503	7.50%, 2/15/14	Baa3/BB	9,669,303
	Qwest Corp.,
2,000	3.497%, 6/15/13, FRN	Baa3/BBB-	2,057,500
1,250	6.50%, 6/1/17	Baa3/BBB-	1,375,000
4,800	Sprint Capital Corp., 8.75%, 3/15/32	B1/BB-	5,220,000
1,100	Verizon Communications, Inc., 8.75%, 11/1/18	A3/A-	1,477,249

			124,384,406

Tobacco—0.7%
10,000	Altria Group, Inc., 10.20%, 2/6/39	Baa1/BBB	14,971,410
1,400	Philip Morris International, Inc., 5.65%, 5/16/18	A2/A	1,633,394
8,130	Reynolds American, Inc., 7.75%, 6/1/18	Baa3/BBB	9,950,079

			26,554,883

Utilities—2.2%
2,618	Bruce Mansfield Unit, 6.85%, 6/1/34	Baa2/BBB-	2,888,492

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

Utilities (continued)
	Consumers Energy Co.,
$ 2,000	5.15%, 2/15/17	A3/BBB+	$2,261,794
1,100	5.375%, 4/15/13	A3/BBB+	1,180,337
5,000	DTE Energy Co., 6.35%, 6/1/16	Baa2/BBB	5,883,820
14,200	EDF S.A., 6.50%, 1/26/19 (a)(d)	Aa3/AA-	17,010,194
27,500	Entergy Corp., 3.625%, 9/15/15	Baa3/BBB-	28,327,118
194	GG1C Funding Corp., 5.129%, 1/15/14 (a)(d)	Baa3/BBB+	199,556
	Korea Hydro & Nuclear Power Co., Ltd.,
300	3.125%, 9/16/15 (a)(d)	A1/A	304,446
4,450	6.25%, 6/17/14	A1/A	4,905,208
1,000	Majapahit Holding BV, 7.25%, 6/28/17	Ba1/BB	1,148,245
200	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	211,638
	Nevada Power Co.,
100	5.875%, 1/15/15	Baa2/BBB	113,661
1,600	5.95%, 3/15/16	Baa2/BBB	1,851,706
3,000	6.50%, 5/15/18	Baa2/BBB	3,572,397
900	Nisource Finance Corp., 6.40%, 3/15/18	Baa3/BBB-	1,040,104
1,700	Ohio Edison Co., 5.45%, 5/1/15	Baa2/BBB-	1,881,657
2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	3,328,753
1,900	Sierra Pacific Power Co., 6.00%, 5/15/16	Baa2/BBB	2,207,737
4,500	Toledo Edison Co., 6.15%, 5/15/37	Baa1/BBB	4,984,457
62	W3A Funding Corp., 8.09%, 1/2/17	Baa2/BBB	62,317

			83,363,637

	Total Corporate Bonds & Notes (cost—$2,090,900,384)		2,337,641,991

U.S. GOVERNMENT AGENCY SECURITIES—15.8%
	Fannie Mae—14.4%
1,590	2.11%, 5/1/35, FRN, MBS	Aaa/AAA	1,648,987
3	2.61%, 8/25/18, CMO, FRN	Aaa/AAA	3,483
3,955	2.739%, 11/1/35, FRN, MBS	Aaa/AAA	4,134,487
6	3.096%, 2/1/18, FRN, MBS	Aaa/AAA	6,211
2,984	4.00%, 11/1/40, MBS	Aaa/AAA	3,035,007
4	4.095%, 4/1/17, FRN, MBS	Aaa/AAA	3,865
781	4.50%, 1/25/17, CMO	Aaa/AAA	787,810
9	4.50%, 4/1/34, MBS	Aaa/AAA	9,304
5,669	4.50%, 7/1/39, MBS	Aaa/AAA	5,928,925
2,045	4.50%, 9/1/39, MBS	Aaa/AAA	2,139,097
8,579	4.50%, 11/1/39, MBS	Aaa/AAA	8,972,512
10,082	4.50%, 4/1/40, MBS	Aaa/AAA	10,542,152
11,263	4.50%, 8/1/40, MBS	Aaa/AAA	11,777,145
1,414	4.50%, 9/1/40, MBS	Aaa/AAA	1,478,464
306	4.50%, 10/1/40, MBS	Aaa/AAA	319,852
255	4.50%, 11/1/40, MBS	Aaa/AAA	266,604
455	4.50%, 12/1/40, MBS	Aaa/AAA	476,125
74	4.50%, 1/1/41, MBS	Aaa/AAA	76,930
46,528	4.50%, 2/1/41, MBS	Aaa/AAA	48,714,576
1,678	4.50%, 3/1/41, MBS	Aaa/AAA	1,754,882
28,512	4.50%, 4/1/41, MBS	Aaa/AAA	29,807,997
69,402	4.50%, 5/1/41, MBS	Aaa/AAA	72,556,433
312,000	4.50%, MBS, TBA (e)	Aaa/AAA	325,698,766
4,002	5.29%, 11/25/33, CMO	Aaa/AAA	4,376,701

			534,516,315

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Freddie Mac—0.0%
$ 3	2.575%, 6/1/30, FRN, MBS	Aaa/AAA	$3,186
8	2.75%, 12/1/18, FRN, MBS	Aaa/AAA	8,795
155	5.00%, 1/15/18, CMO	Aaa/AAA	156,306
83	6.50%, 1/1/38, MBS	Aaa/AAA	92,617
423	6.50%, 10/1/38, MBS	Aaa/AAA	473,933

			734,837

	Ginnie Mae—0.0%
14	2.375%, 1/20/22, FRN, MBS	Aaa/AAA	14,923

	Small Business Administration Participation Certificates—1.4%
260	4.504%, 2/10/14	Aaa/AAA	272,968
4,343	4.77%, 4/1/24, ABS	Aaa/AAA	4,675,754
23,205	5.32%, 1/1/27, ABS	Aaa/AAA	25,371,477
19,140	5.70%, 8/1/26, ABS	Aaa/AAA	21,213,101

			51,533,300

	Total U.S. Government Agency Securities (cost—$572,276,466)		586,799,375

MUNICIPAL BONDS—10.3%
Alaska—0.2%
5,400	Valdez Rev., BP Pipelines Project, 5.00%, 1/1/21, Ser. B	A2e/A	5,921,964

Arizona—0.0%
2,000	Univ. of Arizona Rev., 6.423%, 8/1/35, Ser. A	Aa3/AA-	2,119,420

California—5.8%
2,400	Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47, Ser. A-1	Baa3/BB+	1,800,600
15,000	Infrastructure & Economic Dev. Bank Rev., 6.486%, 5/15/49	Aa2/AA-	16,005,600
	Los Angeles Cnty. Public Works Financing Auth. Rev.,
7,400	7.488%, 8/1/33	A1/A+	8,143,256
14,300	7.618%, 8/1/40	A1/A+	15,908,178
25,000	Los Angeles Community College Dist., GO, 6.75%, 8/1/49	Aa1/AA	30,103,250
3,000	Los Angeles Department of Water & Power Rev., 5.516%, 7/1/27, Ser. C	Aa3/AA-	3,055,980
	Los Angeles Unified School Dist., GO,
1,500	5.00%, 7/1/18, Ser. I	Aa2/AA-	1,746,975
1,300	6.758%, 7/1/34	Aa2/AA-	1,534,663
13,600	Northern California Power Agcy. Rev., 7.311%, 6/1/40	A3/A-	14,626,800
300	Palomar Community College Dist., GO, 7.194%, 8/1/45, Ser. B-1	Aa2/AA-	316,518
1,000	San Diego Cnty. Water Auth. Rev., 6.138%, 5/1/49	Aa2/AA+	1,150,740
	State, GO,
800	4.85%, 10/1/14	A1/A-	874,888
400	6.20%, 10/1/19	A1/A-	454,472
1,500	6.65%, 3/1/22	A1/A-	1,719,600
8,550	7.55%, 4/1/39	A1/A-	10,515,731
36,400	7.60%, 11/1/40	A1/A-	45,147,284
12,000	7.70%, 11/1/30	A1/A-	13,621,440
23,500	7.95%, 3/1/36	A1/A-	26,892,225
	Univ. of California Rev.,
7,500	0.887%, 7/1/13, Ser. AA-2	Aa1/AA	7,510,950
2,500	4.75%, 5/15/33, Ser. L	Aa1/AA	2,469,750
9,715	5.00%, 5/15/22, Ser. D	Aa2/AA-	10,473,644

			214,072,544

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

Illinois—0.5%
$ 1,500	Chicago Board of Education, GO, 5.25%, 12/1/26, Ser. C	Aa2/AA-	$1,534,665
10,500	Chicago Transit Auth. Rev., 6.20%, 12/1/40, Ser. B	Aa3/AA	10,979,850
	Finance Auth. Rev., Univ. of Chicago,
1,240	5.00%, 7/1/27, Ser. A	Aa1/AA	1,286,835
1,600	5.50%, 7/1/37, Ser. B	Aa1/AA	1,679,536
2,500	Greater Chicago Metropolitan Water Reclamation Dist., GO,
	5.72%, 12/1/38	Aaa/AAA	2,740,875

			18,221,761

Iowa—0.0%
725	Tobacco Settlement Auth. Rev., 6.50%, 6/1/23, Ser. A	Baa3/BBB	685,502

Massachusetts—0.5%
17,000	School Building Auth. Rev., 5.468%, 6/15/27	Aa2/AA	18,016,770

Michigan—0.2%
6,355	Detroit City School Dist., School Building & Site Improvements, GO,
	5.00%, 5/1/33, Ser. B (FGIC) (Q-SBLF)	Aa2/AA-	6,054,917

Minnesota—0.1%
2,000	Rochester Rev., Health Care, Mayo Clinic,
	4.50%, 11/15/38, Ser. C, VRN	Aa2/AA	2,180,420
900	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	913,077

			3,093,497

Nevada—0.1%
4,005	Clark Cnty. School Dist., GO, 5.00%, 6/15/19, Ser. A	Aa2/AA	4,446,110

New Jersey—0.3%
	State Turnpike Auth. Rev.,
5,000	7.102%, 1/1/41, Ser. A	A3/A+	6,185,750
3,900	7.414%, 1/1/40, Ser. F	A3/A+	4,969,692
250	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	Baa3/BB-	172,165

			11,327,607

New York—0.7%
7,600	Liberty Dev. Corp. Rev., World Trade Center,
	0.35%, 12/1/49, Ser. A-1, VRN	Aaa/NR	7,600,912
3,000	New York City, GO, 4.769%, 10/1/23, Ser. A-2	Aa2/AA	3,114,690
	New York City Transitional Finance Auth. Rev.,
1,300	5.00%, 1/15/25, Ser. S-1	Aa3/AA-	1,364,948
3,000	5.267%, 5/1/27, Ser. G-3	Aa1/AAA	3,232,680
5,000	Port Auth. of New York & New Jersey Rev.,
	5.125%, 5/1/34, Ser. 136 (NPFGC) (m)	Aa2/AA-	5,061,500
	State Dormitory Auth. Rev.,
1,600	5.289%, 3/15/33	NR/AAA	1,657,696
1,100	5.389%, 3/15/40	NR/AAA	1,140,370
4,000	State Urban Dev. Corp. Rev., 5.77%, 3/15/39	NR/AAA	4,351,920

			27,524,716

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

Ohio—0.4%
	American Municipal Power-Ohio, Inc. Rev.,
$ 3,600	5.939%, 2/15/47	A1/A	$3,599,100
1,400	Comb Hydroelectric Projects, 7.834%, 2/15/41, Ser. B	A3/A	1,780,688
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
11,700	5.75%, 6/1/34	Baa3/BB-	8,858,187
900	5.875%, 6/1/47	Baa3/BB-	666,225

			14,904,200

Texas—1.4%
43,800	Dallas Area Rapid Transit Rev., 5.022%, 12/1/48	Aa2/AA+	43,670,790
4,400	Dallas Cnty. Hospital Dist., GO, 5.621%, 8/15/44, Ser. C	NR/AAA	4,818,132
4,100	North Texas Tollway Auth. Rev., 6.718%, 1/1/49, Ser. B	A2/A-	4,794,663

			53,283,585

Washington—0.0%
600	State, GO, zero coupon, 12/1/20, Ser. F (NPFGC)	Aa1/AA+	431,328

Wisconsin—0.1%
2,300	State Rev., 6.00%, 5/1/36, Ser. A	Aa3/AA-	2,501,365

	Total Municipal Bonds (cost—$351,002,950)		382,605,286

SOVEREIGN DEBT OBLIGATIONS—6.7%
Australia—0.2%
AUD 5,400	Queensland Treasury Corp., 6.00%, 9/14/17, Ser. 17	Aaa/AAA	6,251,952

Brazil—5.3%
	Brazil Notas do Tesouro Nacional, Ser. F,
BRL 8,390	10.00%, 1/1/13	Baa2/NR	5,222,778
BRL 8,433	10.00%, 1/1/14	Baa2/NR	5,121,445
BRL 147,046	10.00%, 1/1/17	Baa2/NR	84,508,770
BRL 147,171	10.00%, 1/1/21	Baa2/NR	80,980,976
$ 3,300	Brazilian Development Bank, 6.369%, 6/16/18	Baa1/BBB-	3,762,000
	Brazilian Government International Bond,
1,600	4.875%, 1/22/21	Baa2/NR	1,754,400
12,176	8.875%, 10/14/19	Baa2/BBB-	16,924,640

			198,275,009

Canada—0.3%
CAD 2,400	Province of Ontario Canada, 6.50%, 3/8/29	Aa1/AA-	3,309,964
$ 7,800	Province of Quebec Canada, 3.50%, 7/29/20	Aa2/A+	7,973,550

			11,283,514

Colombia—0.1%
2,000	Colombia Government International Bond, 7.375%, 1/27/17	Baa3/BBB-	2,474,000

Indonesia—0.1%
3,100	Indonesia Government International Bond, 6.875%, 1/17/18	Ba1/BB+	3,696,750

Korea (Republic of)—0.4%
10,800	Export-Import Bank of Korea, 4.00%, 1/29/21	A1/A	10,401,934
	Korea Development Bank,
3,950	4.00%, 9/9/16	A1/A	4,141,855

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

Korea (Republic of) (continued)
$ 300	8.00%, 1/23/14	A1/A	$342,790

			14,886,579

Qatar—0.3%
	Qatar Government International Bond (a)(d),
3,300	4.00%, 1/20/15	Aa2/AA	3,514,500
6,100	5.25%, 1/20/20	Aa2/AA	6,740,500

			10,255,000

Russian Federation—0.0%
1,730	Russian Federation, 7.50%, 3/31/30, VRN	Baa1/BBB	2,071,675

South Africa—0.0%
300	South Africa Government International Bond, 6.875%, 5/27/19	A3/BBB+	362,625

	Total Sovereign Debt Obligations (cost—$229,319,946)		249,557,104

MORTGAGE-BACKED SECURITIES—5.1%
4,400	Banc of America Commercial Mortgage, Inc.,
	5.889%, 7/10/44, CMO, VRN	NR/A+	4,873,630
230	Banc of America Funding Corp., 5.766%, 1/20/47, CMO, VRN	NR/CCC	161,319
1,417	Banc of America Large Loan, Inc., 0.697%, 8/15/29, CMO, FRN (b)	Aaa/AAA	1,358,636
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
1,691	2.40%, 8/25/35, FRN	Ba3/AAA	1,521,435
1,923	2.71%, 3/25/35, FRN	Ba2/AAA	1,778,569
419	2.731%, 3/25/35, FRN	Baa3/AAA	388,838
4,452	2.810%, 10/25/35, FRN	NR/BB+	4,402,693
86	2.814%, 5/25/34, FRN	B1/AA-	82,450
149	2.836%, 10/25/33, VRN	A2/AAA	146,125
	Bear Stearns Alt-A Trust, CMO, VRN,
1,462	2.736%, 2/25/36	Ca/D	604,753
4,668	4.028%, 11/25/36	Caa3/CCC	2,912,414
5,976	4.516%, 11/25/36	Caa3/CCC	3,445,501
	Bear Stearns Commercial Mortgage Securities, CMO,
1,600	5.54%, 9/11/41	NR/AAA	1,758,357
7,500	5.694%, 6/11/50, VRN	NR/A+	8,189,837
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
711	2.37%, 8/25/35	B1/A-	667,163
639	2.45%, 8/25/35	B3/A-	548,064
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
4,400	5.322%, 12/11/49	Aaa/A-	4,654,576
8,000	5.344%, 1/15/46, VRN	Aaa/AAA	8,690,296
€ 309	Cordusio RMBS SRL, 1.671%, 6/30/35, CMO, FRN	Aaa/AAA	425,757
	Countrywide Alternative Loan Trust, CMO,
$ 2,440	0.377%, 11/25/46, FRN	Caa3/B-	1,442,861
671	0.387%, 5/25/36, FRN	Caa3/B-	387,818
12,056	6.25%, 8/25/37	Caa3/D	7,694,136
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
325	0.507%, 3/25/35, FRN	Caa3/A	196,593
75	2.803%, 8/25/34, VRN	Caa1/CCC	55,327
22	Credit Suisse First Boston Mortgage Securities Corp.,
	2.431%, 7/25/33, CMO, VRN	Baa2/AAA	20,828
	Credit Suisse Mortgage Capital Certificates, CMO,
2,600	5.311%, 12/15/39	Aaa/A+	2,791,814

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

$ 7,300	5.702%, 6/15/39, VRN	Aa2/BBB+	$7,850,489
	Downey Savings & Loan Assoc. Mortgage Loan Trust, CMO, FRN,
2,414	0.447%, 8/19/45	Caa1/BBB-	1,569,005
1,451	2.491%, 7/19/44	A3/AAA	1,130,575
133	First Horizon Asset Securities, Inc., 2.706%, 12/25/33, CMO, FRN	Baa3/NR	126,142
3,878	Greenpoint Mortgage Funding Trust, 0.417%, 6/25/45, CMO, FRN	Caa2/BB-	2,385,375
16	Greenpoint Mortgage Pass Through Certificates,
	2.921%, 10/25/33, CMO, FRN	NR/B	13,335
	GSR Mortgage Loan Trust, CMO, FRN,
121	1.90%, 3/25/33	A2/NR	117,627
573	2.773%, 9/25/35	NR/AAA	546,477
1,756	2.773%, 9/25/35	NR/AA	1,686,912
1,005	2.780%, 9/25/35	NR/AAA	950,107
	Harborview Mortgage Loan Trust, CMO,
346	0.377%, 1/19/38, FRN	Caa3/B-	229,436
615	0.526%, 6/20/35, FRN	B1/AAA	493,117
252	2.955%, 5/19/33, VRN	NR/AAA	242,257
369	Homebanc Mortgage Trust, 5.799%, 4/25/37, CMO, VRN	Caa1/BBB-	308,348
€ 116	IntesaBci Sec 2 SRL, 1.713%, 8/28/23, CMO, FRN	Aaa/AAA	166,507
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
$ 12,500	3.341%, 7/15/46 (a)(d)	NR/AAA	12,754,419
20,600	4.106%, 7/15/46 (a)(d)	NR/AAA	21,133,594
1,000	5.336%, 5/15/47	Aa3/A-	1,070,693
6,600	5.42%, 1/15/49	Aaa/NR	7,020,978
2,200	5.44%, 6/12/47	Aaa/A+	2,345,059
	JPMorgan Mortgage Trust, CMO,
132	2.115%, 11/25/33, FRN	NR/AAA	129,779
1,853	2.949%, 7/25/35, FRN	Baa2/AAA	1,788,640
240	5.020%, 2/25/35, FRN	Ba1/AAA	236,101
5,642	5.312%, 2/25/36, VRN	NR/BB-	4,870,772
2,235	5.360%, 7/25/35, VRN	Ba1/BBB-	2,185,302
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO, VRN,
1,200	5.172%, 12/12/49	Aaa/A+	1,284,281
1,600	5.967%, 8/12/49	NR/AA	1,762,540
594	Morgan Stanley Dean Witter Capital I, 4.74%, 11/13/36, CMO	NR/AAA	614,185
1,500	Morgan Stanley Reremic Trust, 5.800%, 8/15/45, CMO, VRN (a)(d)	Aaa/NR	1,654,392
713	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO, VRN (a)(d)(g)	C/NR	82,047
	RBSSP Resecuritization Trust, CMO, FRN (a)(d),
1,769	0.466%, 5/26/37	NR/NR	1,646,978
16,741	0.506%, 3/26/37	NR/NR	15,100,607
7,982	0.687%, 9/26/34	NR/NR	7,394,098
11,775	0.687%, 3/26/36	NR/NR	11,161,625
7,659	0.687%, 4/26/37	NR/NR	7,055,403
1,662	Residential Accredit Loans, Inc., 0.397%, 4/25/46, CMO, FRN	Caa2/CCC	738,646
158	Structured Adjustable Rate Mortgage Loan Trust,
	2.541%, 2/25/34, CMO, VRN	Baa1/AAA	146,903
4,366	Structured Asset Mortgage Investments, Inc.,
	0.407%, 5/25/36, CMO, FRN	Caa3/CCC	2,451,707
1,293	Thornburg Mortgage Securities Trust, 0.297%, 11/25/46, CMO, FRN	B2/AAA	1,280,638
	Wachovia Bank Commercial Mortgage Trust, CMO,
421	0.267%, 6/15/20, FRN (a)(d)	Aaa/A+	383,399
700	5.416%, 1/15/45, VRN	Aaa/AA-	765,432

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

$ 1,300	5.678%, 5/15/46	Aaa/A	$1,410,020
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
244	0.497%, 1/25/45	B3/AAA	197,723
2,668	0.558%, 11/25/34	Ba2/AAA	2,166,450
1,355	1.263%, 2/25/46	Caa2/AA	1,037,692
819	Wells Fargo Mortgage-Backed Securities Trust,
	2.74%, 3/25/36, CMO, VRN	Caa2/NR	618,410

	Total Mortgage-Backed Securities (cost—$176,179,233)		189,504,012

SENIOR LOANS (a)(c)—0.8%
Automotive—0.1%
2,869	Ford Motor Co., 2.94%, 12/15/13, Term B1		2,870,411

Financial Services—0.6%
23,000	Springleaf Financial Corp., 5.50%, 5/10/17		22,545,382

Healthcare & Hospitals—0.0%
	HCA, Inc.,
370	2.496%, 11/17/13, Term B1		367,028
886	3.496%, 3/31/17, Term B2		870,474

			1,237,502

Paper/Paper Products—0.1%
1,580	Georgia-Pacific LLC, 2.246%, 12/31/12, Term B2		1,580,642

	Total Senior Loans (cost—$28,590,087)		28,233,937

U.S. TREASURY OBLIGATIONS (i)(j)(l)—0.4%
11,175	U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28 (cost—$14,712,298)		15,605,653

ASSET-BACKED SECURITIES—0.2%
138	ACE Securities Corp., 0.237%, 12/25/36, FRN	B3/B	134,614
	Bear Stearns Asset Backed Securities Trust, FRN,
2,000	0.387%, 12/25/36	Caa3/CCC	1,181,196
630	1.187%, 10/25/37	Caa2/BBB	394,309
385	BNC Mortgage Loan Trust, 0.287%, 5/25/37, FRN	Ba2/B+	332,994
	Conseco Financial Corp.,
313	6.22%, 3/1/30	NR/BBB-	339,723
4,490	6.53%, 2/1/31, VRN	NR/CCC-	4,401,224
236	JPMorgan Mortgage Acquisition Corp., 0.267%, 3/25/37, FRN	Ba2/BB-	223,696
3	Keystone Owner Trust, 9.00%, 1/25/29 (a)(d)	C/NR	2,762
831	MASTR Asset-Backed Securities Trust, 0.267%, 5/25/37, FRN	Ba1/BB	795,606
330	Merrill Lynch Mortgage Investors, Inc., 0.307%, 2/25/37, FRN	Ca/CCC	171,133
222	Morgan Stanley Mortgage Loan Trust, 0.547%, 4/25/37, FRN	Ca/CCC	94,044
107	Nationstar Home Equity Loan Trust, 0.247%, 6/25/37, FRN	Aa2/AA-	105,345
328	Popular ABS Mortgage Pass Through Trust, 0.277%, 6/25/47, FRN	Caa1/B-	290,695

	Total Asset-Backed Securities (cost—$8,124,278)		8,467,341

Shares
PREFERRED STOCK—0.0%
Capital Markets—0.0%
56,000	Goldman Sachs Group, Inc.,
	3.75%, Ser. A (o) (cost—$1,400,000)	Baa2/BBB-	1,144,080

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Shares		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK—0.0%
Financial Services—0.0%
700	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (h)	Baa3/A-	$743,190

Insurance—0.0%
10,859	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	13,031

	Total Convertible Preferred Stock (cost—$996,031)		756,221

Principal Amount (000s)
SHORT-TERM INVESTMENTS—6.1%
Corporate Notes—1.2%
Banking—0.2%
$ 5,100	Banco Santander Chile, 1.501%, 4/20/12, FRN (a)(d)	Aa3/A+	5,105,656
€ 2,200	Bank of Scotland PLC, 3.375%, 12/5/11	Aaa/AAA	3,183,686

			8,289,342

Financial Services—0.8%
$ 800	AK Transneft OJSC Via TransCapitalInvest Ltd., 6.103%, 6/27/12 (a)(d)	Baa1/BBB	833,783
5,500	Ally Financial, Inc., 6.875%, 9/15/11	B1/B+	5,539,875
1,592	American Express Travel Related Services Co., Inc., 5.25%, 11/21/11 (a)(d)	A2/BBB+	1,613,985
	Ford Motor Credit Co. LLC,
5,700	2.996%, 1/13/12, FRN	Ba2/BB-	5,729,127
5,200	7.25%, 10/25/11	Ba2/BB-	5,263,976
4,100	9.875%, 8/10/11	Ba2/BB-	4,110,849
5,000	SLM Corp., 5.40%, 10/25/11	Ba1/BBB-	5,025,955
100	TNK-BP Finance S.A., 6.125%, 3/20/12 (a)(d)	Baa2/BBB-	103,500

			28,221,050

Food & Beverage—0.0%
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB	418,427

Insurance—0.1%
	American International Group, Inc.,
100	0.360%, 10/18/11, FRN	Baa1/A-	99,766
€ 1,500	4.00%, 9/20/11	Baa1/A-	2,162,448
$ 1,800	4.95%, 3/20/12	Baa1/A-	1,833,750

			4,095,964

Oil & Gas—0.0%
800	BP Capital Markets PLC, 2.75%, 2/27/12	A2/A	810,006
756	Enterprise Products Operating LLC, 7.625%, 2/15/12	Baa3/BBB-	782,316

			1,592,322

Utilities—0.1%
1,600	FirstEnergy Corp., 6.45%, 11/15/11	Baa3/BB+	1,624,904

	Total Corporate Notes (cost—$43,768,079)		44,242,009

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

U.S. Treasury Obligations (j)(p)—0.9%
	U.S. Treasury Bills,
$ 32,510	0.014%-0.079%, 8/18/11-10/27/11 (cost—$32,508,040)		$32,507,665

U.S. Government Agency Securities—0.4%
8,100	Fannie Mae, 0.06%, 11/9/11	Aaa/AAA	8,097,303
8,000	Freddie Mac, 0.05%, 11/2/11	Aaa/AAA	7,997,520

	Total U.S. Government Agency Securities (cost—$16,097,617)		16,094,823

Sovereign Debt Obligations—0.3%
Brazil—0.3%
BRL 16,584	Brazil Notas do Tesouro Nacional,
	10.00%, 1/1/12, Ser. F (cost—$9,719,343)	Baa2/NR	10,575,125

Repurchase Agreements—3.3%
$ 41,800	Bank of America Corp., dated 7/29/11, 0.17%, due 8/1/11, proceeds $41,800,592; collateralized by U.S. Treasury Notes, 1.50%, due 6/30/16, valued at $16,999,422 and U.S. Treasury Bonds, 4.50%, due 8/15/39, valued at $26,499,391 including accrued interest		41,800,000
5,000	Barclays Capital, Inc., dated 7/29/11, 0.17%, due 8/1/11, proceeds $5,000,071; collateralized by Ginnie Mae, 4.50%, due 2/20/41, valued at $5,168,424 including accrued interest		5,000,000
16,600	Citigroup Global Markets, Inc., dated 7/29/11, 0.17%, due 8/1/11, proceeds $16,600,235; collateralized by U.S. Treasury Notes, 0.75%, due 9/15/13, valued at $16,943,092 including accrued interest		16,600,000
6,600	Citigroup Global Markets, Inc., dated 7/29/11, 0.20%, due 8/1/11, proceeds $6,600,110; collateralized by Fannie Mae, 3.65%, due 12/8/20, valued at $6,765,034 including accrued interest		6,600,000
2,000	Credit Suisse Securities (USA) LLC, dated 7/29/11, 0.17%, due 8/1/11, proceeds $2,000,028; collateralized by U.S. Treasury Notes, 3.125%, due 9/30/13, valued at $2,045,651 including accrued interest		2,000,000

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Value*

$ 10,000	Goldman Sachs & Co., dated 7/29/11, 0.22%, due 8/1/11, proceeds $10,000,183; collateralized by Fannie Mae, 5.00%, due 9/1/40, valued at $10,317,300 including accrued interest	$10,000,000
10,000	JPMorgan Securities, Inc., dated 7/29/11, 0.20%, due 8/1/11, proceeds $10,000,167; collateralized by Federal Farm Credit Bank, 2.27%, due 12/24/13, valued at $10,225,003 including accrued interest	10,000,000
28,400	Morgan Stanley & Co., Inc., dated 7/29/11, 0.17%, due 8/1/11, proceeds $28,400,402; collateralized by U.S. Treasury Notes, 2.625%, due 12/31/14, valued at $29,392,817 including accrued interest	28,400,000
1,596	State Street Bank & Trust Co., dated 7/29/11, 0.01%, due 8/1/11, proceeds $1,596,001; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/16, valued at $1,630,014 including accrued interest	1,596,000

	Total Repurchase Agreements (cost—$121,996,000)	121,996,000

	Total Short-Term Investments (cost—$224,089,079)	225,415,622

Notional Amount (000s)
OPTIONS PURCHASED (k)—0.2%
	Call Options—0.2%
$ 767,350	1-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 1.25%, expires 4/30/12 (cost—$2,943,296)	5,103,722

	Total Investments, before options written (cost—$3,700,534,048) (q)—108.6%	4,030,834,344

OPTIONS WRITTEN (k)—(0.2)%
	Call Options—(0.0)%
	Dow Jones CDX IG-15 5-Year Index,
$ 127,000	strike price $0.80, expires 9/21/11	(154,946)

Fixed Income SHares: Series C Schedule of Investments

July 31, 2011 (unaudited) (continued)

Notional Amount (000s)			Value*

	Put Options—(0.2)%
	1-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$ 1,534,700	strike rate 2.00%, expires 4/30/12		$(397,027)
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$ 1,291,700	strike rate 2.25%, expires 9/24/12		(2,721,999)
	3-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$ 306,900	strike rate 2.75%, expires 6/18/12		(630,066)
$ 1,376,100	strike rate 3.00%, expires 6/18/12		(2,197,632)
	Dow Jones CDX IG-15 5-Year Index,
$ 176,500	strike price $1.20, expires 9/21/11		(70,697)
$ 128,000	strike price $1.20, expires 12/21/11		(489,565)
$ 78,900	strike price $1.30, expires 9/21/11		(82,842)
	Dow Jones CDX IG-16 5-Year Index,
$ 100,000	strike price $1.20, expires 12/21/11		(382,473)

			(6,972,301)

	Total Options Written (premiums received—$32,791,961)		(7,127,247)

	Total Investments, net of options written (cost—$3,667,742,087)	108.4%	4,023,707,097
	Other liabilities in excess of other assets	(8.4)	(312,298,181)

	Net Assets	100.0%	$3,711,408,916

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $645,589,196, representing 17.4% of net assets.

(b)	Illiquid.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2011.

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be delivered after July 31, 2011.

(f)	In default.

(g)	Fair-Valued—Security with a value of $82,047, representing less than 0.005% of net assets.

(h)	Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(i)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.

(j)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives and delayed-delivery securities.

(k)	Non-income producing.

(l)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(m)	Subject to Alternative Minimum Tax.

(n)	Restricted. The aggregate acquisition cost of such securities is $15,513,797 and the aggregate market value is $16,271,828, representing 0.4% of net assets.

(o)	Floating Rate. The rate disclosed reflects the rate in effect on July 31, 2011.

(p)	Rates reflect the effective yields at purchase date.

(q)	At July 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $3,700,644,825. Gross unrealized appreciation was $361,419,098; gross unrealized depreciation was $31,229,579; and net unrealized appreciation for federal income tax purposes was $330,189,519. The difference between book and tax cost basis was attributable to wash sales.

Glossary:

ABS—Asset-Backed Securities

AUD—Australian Dollar

£—British Pound

BRL—Brazilian Real

CAD—Canadian Dollar

CDX—Credit Derivatives Index

CMO—Collateralized Mortgage Obligation

€—Euro

FGIC—insured by Financial Guaranty Insurance Co.

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2011.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

NPFGC—insured by National Public Finance Guarantee Corp.

NR—Not Rated

OTC—Over the Counter

Q-SBLF—Qualified School Bond Loan Fund

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2011.

WR—Withdrawn Rating

Other Investments:

(A) Futures contracts outstanding at July 31, 2011:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000s)	Date	Appreciation

Long:	Euro Bobl 5 yr. Futures	744	$127,761	9/1/11	$3,366,180
	Financial Futures Euro—90 day	17,503	4,344,026	12/17/12	1,752,345
	Financial Futures Euro—90 day	19,837	4,901,475	9/16/13	6,470,216

					$11,588,741

(B) Transactions in options written for the nine months ended July 31, 2011:

		Notional	Notional
		Amount	Amount
	Contracts	(000s)	(000s)	Premiums
Options outstanding, October 31, 2010	1,454	$6,521,600	€752,600	$42,510,383
Options written	—	3,374,400	—	10,562,170
Options terminated in closing transactions	(1,454)	(3,862,300)	(752,600)	(16,970,872)
Options assigned	—	(913,900)	—	(3,309,720)

Options outstanding, July 31, 2011	—	$5,119,800	—	$32,791,961

(C) Credit default swap agreements:

Buy protection swap agreements outstanding at July 31, 2011 (1):

						Upfront
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made	Value (5)	Paid	Depreciation
Bank of America:
DTE Energy	$5,000	0.86%	6/20/16	(0.97)%	$(32,268)	—	$(32,268)
JPMorgan Chase:
Lexmark International	5,000	0.89%	6/20/13	(1.19)%	(35,441)	—	(35,441)

					$(67,709)	—	$(67,709)

Sell protection swap agreements outstanding at July 31, 2011 (2):

						Upfront	Unrealized
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Paid (Received)	(Depreciation)
Bank of America:
American International Group	$4,000	1.01%	12/20/12	0.90%	$(1,851)	—	$(1,851)
China Government International Bond	2,000	0.86%	9/20/16	1.00%	15,965	$10,371	5,594
Dow Jones CDX EM-14 Index	15,500	2.05%	12/20/15	5.00%	1,970,312	1,922,000	48,312
Dow Jones CDX IG-16 5-Year Index	154,800	0.96%	6/20/16	1.00%	487,776	417,153	70,623
Dow Jones MCDX 5-Year Index	43,000	1.40%	12/20/15	1.00%	(599,372)	(2,111,240)	1,511,868
General Electric	4,000	0.48%	6/20/12	5.00%	186,781	75,672	111,109
JPMorgan Chase	3,000	0.29%	9/20/12	0.39%	4,909	—	4,909
Barclays Bank:
Brazilian Government International Bond	44,000	0.33%	3/20/12	1.00%	243,877	90,126	153,751
China Government International Bond	28,800	0.73%	9/20/15	1.00%	352,198	271,505	80,693
China Government International Bond	6,000	0.86%	9/20/16	1.00%	47,896	31,114	16,782
Dow Jones CDX EM-14 Index	20,500	2.05%	12/20/15	5.00%	2,605,897	2,547,550	58,347
Dow Jones CDX EM-14 Index	5,200	2.05%	12/20/15	5.00%	661,008	741,000	(79,992)
Dow Jones CDX EM-15 Index	5,700	2.12%	6/20/16	5.00%	773,873	769,500	4,373
Dow Jones CDX HY-15 5-Year Index	173,500	4.49%	12/20/15	5.00%	4,385,204	6,072,500	(1,687,296)
BNP Paribas:
China Government International Bond	17,500	0.73%	9/20/15	1.00%	214,010	161,043	52,967
General Electric	15,200	0.99%	12/20/13	4.90%	1,499,152	—	1,499,152
Citigroup:
China Government International Bond	6,300	0.73%	9/20/15	1.00%	77,043	58,011	19,032
China Government International Bond	4,000	0.86%	9/20/16	1.00%	31,931	20,743	11,188
Dow Jones CDX EM-14 Index	16,900	2.05%	12/20/15	5.00%	2,148,276	2,095,600	52,676
Dow Jones MCDX 5-Year Index	27,000	1.40%	12/20/15	1.00%	(376,350)	(1,298,092)	921,742
El Paso	2,700	0.81%	3/20/14	5.00%	312,503	(133,380)	445,883
United Kingdom Gilt	49,700	0.60%	6/20/15	1.00%	825,517	411,397	414,120
Credit Suisse First Boston:
China Government International Bond	4,700	0.67%	3/20/15	1.00%	61,613	51,098	10,515
China Government International Bond	4,000	0.86%	9/20/16	1.00%	31,931	19,751	12,180
Dow Jones CDX IG-16 5-Year Index	1,500	0.96%	6/20/16	1.00%	4,726	1,829	2,897
United Kingdom Gilt	13,000	0.62%	9/20/15	1.00%	214,508	133,971	80,537
Deutsche Bank:
Berkshire Hathaway	11,900	0.50%	9/20/13	1.10%	168,528	—	168,528
Dow Jones CDX EM-14 Index	19,200	2.05%	12/20/15	5.00%	2,440,645	2,743,950	(303,305)
Dow Jones CDX EM-14 Index	5,000	2.05%	12/20/15	5.00%	635,585	620,000	15,585
Dow Jones MCDX 5-Year Index	6,000	1.40%	12/20/15	1.00%	(83,633)	(278,047)	194,414
France Government Bond	3,800	1.06%	9/20/15	0.25%	(121,992)	(138,576)	16,584
France Government Bond	31,100	1.14%	3/20/16	0.25%	(1,225,491)	(1,104,012)	(121,479)
General Electric	7,700	0.99%	12/20/13	3.80%	548,144	—	548,144
Procter & Gamble	3,000	0.22%	3/20/14	1.27%	87,720	—	87,720
Goldman Sachs:
BP Capital Markets	3,400	0.64%	6/20/15	5.00%	586,809	89,913	496,896
California State Municipal Bond	3,300	1.71%	12/20/18	1.63%	(7,561)	—	(7,561)
California State Municipal Bond	25,000	1.71%	12/20/18	1.65%	(28,970)	—	(28,970)
Comcast	19,800	1.30%	6/20/21	1.00%	(471,247)	(663,633)	192,386
Dow Jones CDX HY-9 5-Year Index 35-100%	3,369	0.05%	12/20/12	2.05%	102,477	—	102,477
El Paso	350	0.91%	9/20/14	5.00%	46,433	(27,125)	73,558
France Government Bond	25,900	1.14%	3/20/16	0.25%	(1,020,586)	(866,475)	(154,111)
HSBC Bank:
Brazilian Government International Bond	18,100	0.33%	3/20/12	1.00%	100,322	40,787	59,535
China Government International Bond	6,200	0.73%	9/20/15	1.00%	75,820	57,090	18,730
JPMorgan Chase:
American Express	2,800	0.49%	3/20/14	2.75%	176,234	—	176,234
BP Capital Markets	600	0.64%	6/20/15	5.00%	103,554	6,025	97,529
China Government International Bond	22,000	0.67%	3/20/15	1.00%	288,403	254,939	33,464
France Government Bond	4,900	1.06%	9/20/15	0.25%	(157,305)	(171,695)	14,390
Petrobras International	37,000	0.60%	9/20/11	1.00%	64,750	(133,578)	198,328
Morgan Stanley:
China Government International Bond	17,200	0.73%	9/20/15	1.00%	210,341	137,396	72,945
Dow Jones CDX HY-15 5-Year Index	45,800	4.49%	12/20/15	5.00%	1,157,593	1,545,750	(388,157)
Dow Jones MCDX 5-Year Index	25,000	1.40%	12/20/15	1.00%	(348,472)	(1,275,728)	927,256
France Government Bond	22,300	1.21%	9/20/16	0.25%	(1,038,142)	(1,052,989)	14,847
Royal Bank of Scotland:
China Government International Bond	41,500	0.73%	9/20/15	1.00%	507,509	379,144	128,365
UBS:
SLM	5,000	1.20%	12/20/12	5.00%	294,724	135,674	159,050

					$19,271,525	$12,658,032	$6,613,493

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) This represents the maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at July 31, 2011:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid (Received)	(Depreciation)
Bank of America	€27,000	3/16/21	6-Month EUR-LIBOR	3.00%	$(104,107)	$891,810	$(995,917)
Barclays Bank	BRL 472,500	1/2/12	BRL-CDI-Compounded	11.65%	8,551,737	(387,938)	8,939,675
Barclays Bank	BRL 169,900	1/2/12	BRL-CDI-Compounded	11.67%	3,192,601	1,379,581	1,813,020
Barclays Bank	MXN 91,800	4/9/19	28-Day Mexico Interbank TIIE Banxico	7.78%	587,770	3,208	584,562
Citigroup	$234,000	6/15/21	3.50%	3-Month USD-LIBOR	(13,505,046)	3,601,260	(17,106,306)
Citigroup	78,100	6/15/31	4.00%	3-Month USD-LIBOR	(4,368,159)	2,874,080	(7,242,239)
Deutsche Bank	98,500	12/16/11	3-Month USD-LIBOR	3.00%	1,338,411	2,128,585	(790,174)
Deutsche Bank	AUD 188,640	12/15/15	6-Month Australian Bank Bill	5.00%	(806,276)	(2,459,890)	1,653,614
Deutsche Bank	€31,000	3/16/21	6-Month EUR-LIBOR	3.00%	(119,531)	1,061,853	(1,181,384)
Goldman Sachs	BRL 281,400	1/2/12	BRL-CDI-Compounded	10.72%	1,349,053	20,342	1,328,711
Goldman Sachs	BRL 53,500	1/2/12	BRL-CDI-Compounded	11.67%	1,005,322	264,164	741,158
HSBC Bank	BRL 100,000	1/2/12	BRL-CDI-Compounded	10.61%	289,147	(135,865)	425,012
HSBC Bank	BRL 171,900	1/2/12	BRL-CDI-Compounded	11.67%	3,230,184	1,337,006	1,893,178
HSBC Bank	BRL 195,300	1/2/14	BRL-CDI-Compounded	12.12%	830,096	360,272	469,824
JPMorgan Chase	BRL 46,900	1/2/12	BRL-CDI-Compounded	11.65%	848,839	(31,399)	880,238
JPMorgan Chase	€4,000	9/16/19	6-Month EUR-LIBOR	4.00%	574,477	74,053	500,424
Merrill Lynch	BRL 200,000	1/2/14	BRL-CDI-Compounded	12.31%	594,046	—	594,046
Royal Bank of Scotland	$110,900	6/15/31	4.00%	3-Month USD-LIBOR	(6,202,675)	4,103,300	(10,305,975)
Morgan Stanley	346,000	12/21/41	4.00%	3-Month USD-LIBOR	(3,754,100)	(3,754,100)	—

					$(6,468,211)	$11,330,322	$(17,798,533)

AUD—Australian Dollar

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

CDX—Credit Derivatives Index

EUR/€—Euro

LIBOR—London Inter-Bank Offered Rate

MCDX—Municipal Bond Credit Derivative Index

MXN—Mexican Peso

TIIE—Inter-Bank Equilibrium Interest Rate

(E) Forward foreign currency contracts outstanding at July 31, 2011:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	July 31, 2011	(Depreciation)
Purchased:
33,248,000 Australian Dollar settling 8/31/11	Bank of America	$36,240,320	$36,397,757	$157,437
71,295,991 Brazilian Real settling 8/2/11	Barclays Bank	44,587,862	45,972,203	1,384,341
500,000 British Pound settling 9/13/11	Citigroup	804,500	820,366	15,866
553,000 Canadian Dollar settling 9/19/11	BNP Paribas	562,343	578,176	15,833
104,535,000 Canadian Dollar settling 9/19/11	Deutsche Bank	106,113,438	109,294,051	3,180,613
42,698,000 Canadian Dollar settling 9/19/11	Royal Bank of Canada	43,297,541	44,641,865	1,344,324
511,455,000 Chilean Peso settling 10/26/11	JPMorgan Chase	1,073,020	1,106,455	33,435
365,537,400 Chinese Yuan Renminbi settling 9/14/11	Barclays Bank	55,600,000	56,761,788	1,161,788
97,545,000 Chinese Yuan Renminbi settling 11/15/11	Barclays Bank	15,143,317	15,162,104	18,787
434,965,070 Chinese Yuan Renminbi settling 11/15/11	Citigroup	67,191,468	67,609,673	418,205
215,000,000 Chinese Yuan Renminbi settling 6/1/12	Citigroup	33,630,533	33,650,415	19,882
405,073,050 Chinese Yuan Renminbi settling 2/13/12	Deutsche Bank	62,520,922	63,154,191	633,269
108,600,000 Chinese Yuan Renminbi settling 6/1/12	Deutsche Bank	17,025,176	16,997,373	(27,803)
89,000,000 Chinese Yuan Renminbi settling 8/5/13	Deutsche Bank	14,208,174	14,232,487	24,313
165,558,212 Chinese Yuan Renminbi settling 6/1/12	Goldman Sachs	25,904,899	25,912,105	7,206
80,000,000 Chinese Yuan Renminbi settling 11/15/11	HSBC Bank	12,460,089	12,434,962	(25,127)
166,000,000 Chinese Yuan Renminbi settling 6/1/12	HSBC Bank	25,965,900	25,981,251	15,351
185,147,000 Chinese Yuan Renminbi settling 11/15/11	JPMorgan Chase	28,825,627	28,778,697	(46,930)
1,290,624,515 Chinese Yuan Renminbi settling 2/13/12	JPMorgan Chase	198,225,162	201,218,883	2,993,721
62,778,288 Chinese Yuan Renminbi settling 6/1/12	JPMorgan Chase	9,827,534	9,825,653	(1,881)
19,791,480 Chinese Yuan Renminbi settling 11/15/11	Royal Bank of Scotland	3,058,489	3,076,329	17,840
64,000,000 Chinese Yuan Renminbi settling 8/5/13	Royal Bank of Scotland	10,174,881	10,234,597	59,716
115,000,000 Chinese Yuan Renminbi settling 4/25/14	Royal Bank of Scotland	18,792,436	18,599,055	(193,381)
69,000,000 Chinese Yuan Renminbi settling 8/5/13	UBS	10,993,388	11,034,175	40,787
1,611,000 Euro settling 8/25/11	BNP Paribas	2,253,000	2,313,697	60,697
6,720,000 Euro settling 8/25/11	Citigroup	9,497,789	9,651,176	153,387
19,032,000 Euro settling 8/25/11	HSBC Bank	27,348,984	27,333,509	(15,475)
133,400,000 Indian Rupee settling 8/12/11	Deutsche Bank	2,853,476	3,013,283	159,807
343,500,000 Indian Rupee settling 8/12/11	HSBC Bank	7,371,036	7,759,092	388,056
114,976,132 Indian Rupee settling 8/12/11	JPMorgan Chase	2,467,828	2,597,119	129,291
526,137,326 Indian Rupee settling 8/12/11	Royal Bank of Scotland	11,324,327	11,884,564	560,237
1,118,013,459 Indian Rupee settling 7/12/12	UBS	24,168,038	24,045,295	(122,743)
55,100,000 Malaysian Ringgit settling 8/11/11	Barclays Bank	17,832,691	18,552,168	719,477
106,640,000 Malaysian Ringgit settling 8/11/11	Citigroup	34,565,231	35,905,685	1,340,454
30,858,000 Malaysian Ringgit settling 8/11/11	HSBC Bank	10,026,970	10,389,888	362,918
18,100,000 Malaysian Ringgit settling 8/11/11	JPMorgan Chase	5,873,763	6,094,270	220,507
210,698,000 Malaysian Ringgit settling 4/23/12	UBS	69,755,043	69,648,087	(106,956)
2,323,529,440 Mexican Peso settling 11/18/11	Citigroup	195,657,399	196,035,022	377,623
1,449,524 Mexican Peso settling 11/18/11	Deutsche Bank	123,259	122,296	(963)
1,161,393,133 Mexican Peso settling 11/18/11	Morgan Stanley	98,115,496	97,986,160	(129,336)
628,614,000 Norwegian Krone settling 8/8/11	Morgan Stanley	118,596,905	116,707,569	(1,889,336)
1,649,149,500 Philippines Peso settling 11/15/11	Barclays Bank	37,165,308	38,790,869	1,625,561
526,700,000 Philippines Peso settling 11/15/11	Citigroup	11,881,344	12,388,901	507,557
800,448,000 Philippines Peso settling 3/15/12	Citigroup	18,417,044	18,654,693	237,649
642,000,000 Philippines Peso settling 3/15/12	JPMorgan Chase	14,753,509	14,962,012	208,503
44,260,000,000 South Korean Won settling 8/12/11	Citigroup	40,351,860	41,950,298	1,598,438
16,943,410,000 South Korean Won settling 11/14/11	Citigroup	15,484,747	15,958,624	473,877
15,000,000,000 South Korean Won settling 11/14/11	Goldman Sachs	13,731,234	14,128,169	396,935
36,000,000,000 South Korean Won settling 8/12/11	JPMorgan Chase	33,112,583	34,121,345	1,008,762
105,260,000,000 South Korean Won settling 11/14/11	JPMorgan Chase	98,513,888	99,142,072	628,184
6,038,847 Taiwan Dollar settling 1/11/12	Citigroup	210,523	210,113	(410)
Sold:
71,295,991 Brazilian Real settling 9/2/11	Barclays Bank	44,305,239	45,606,084	(1,300,845)
252,222,138 Brazilian Real settling 9/2/11	HSBC Bank	153,168,238	161,339,562	(8,171,324)
71,295,991 Brazilian Real settling 8/2/11	Royal Bank of Scotland	44,233,771	45,972,204	(1,738,433)
21,442,000 British Pound settling 9/13/11	UBS	35,208,043	35,180,586	27,457
89,000,000 Chinese Yuan Renminbi settling 9/14/11	Deutsche Bank	13,800,589	13,820,197	(19,608)
64,000,000 Chinese Yuan Renminbi settling 9/14/11	Royal Bank of Scotland	9,910,189	9,938,120	(27,931)
69,000,000 Chinese Yuan Renminbi settling 9/14/11	UBS	10,690,216	10,714,535	(24,319)
351,322,000 Euro settling 8/25/11	Citigroup	494,833,875	504,564,056	(9,730,181)
412,000 Euro settling 8/25/11	Royal Bank of Scotland	597,157	591,709	5,448
1,118,013,459 Indian Rupee settling 8/12/11	UBS	25,123,898	25,254,058	(130,160)
210,698,000 Malaysian Ringgit settling 8/11/11	UBS	70,382,041	70,942,011	(559,970)
334,010 Singapore Dollar settling 9/9/11	Citigroup	262,955	277,417	(14,462)
80,260,000,000 South Korean Won settling 8/12/11	JPMorgan Chase	76,111,901	76,071,643	40,258

				$(1,503,777)

At July 31,2011, the Portfolio held $51,219,000 in cash as collateral for derivatives and delayed-delivery securities. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy.

(F) Open reverse repurchase agreements at July 31, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
BNP Paribas	0.15%	6/13/11	9/12/11	$1,469,300	$1,469,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended July 31, 2011 was $16,885,858 at a weighted average interest rate of 0.38%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at July 31, 2011 was $1,560,565.

Fixed Income SHares: Series H Schedule of Investments

July 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS—93.3%
Arizona—2.3%
$ 100	Apache Cnty. Industrial Dev. Auth. Rev.,
	Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	Baa3/BBB-	$100,016
100	Pima Cnty. Industrial Dev. Auth. Rev.,
	Choice Education and Dev. Corp. Project, 6.375%, 6/1/36	NR/NR	80,578

			180,594

California—11.5%
	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev.,
150	Odd Fellows Home of California, 5.20%, 11/15/22, Ser. A (CA Mtg. Ins.)	NR/A-	150,542
100	Sharp Healthcare, 6.25%, 8/1/39	A2/A	103,298
250	City & Cnty. of San Francisco Airports Commission Rev.,
	4.90%, 5/1/29, Ser. A	A1/A+	253,025
100	Health Facs. Financing Auth. Rev.,
	Children’s Hospital of Los Angeles, 5.25%, 7/1/38, (AGM)	Aa3/AA+	91,501
100	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA-	100,148
	State, GO,
100	5.00%, 3/1/16	A1/A-	114,759
100	5.50%, 8/1/25	A1/A-	109,009

			922,282

Colorado—5.5%
200	Aurora Rev., Children’s Hospital Assoc., 5.00%, 12/1/40	A1/A+	190,820
250	Regional Transportation Dist. Rev.,
	Denver Transportation Partners, 6.00%, 1/15/34	Baa3/NR	252,922

			443,742

Delaware—1.3%
100	State Economic Dev. Auth. Rev.,
	Delmarva Power & Light Co., 5.40%, 2/1/31	Baa2/BBB+	100,495

Florida—1.0%
100	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	NR/NR	81,381

Georgia—1.3%
100	DeKalb Cnty. Hospital Auth. Rev.,
	DeKalb Medical Center, Inc. Project, 6.125%, 9/1/40	NR/NR	99,926

Illinois—11.9%
600	Chicago International Airport Rev., 4.00%, 1/1/13, Ser. A	A1/A-	625,242
	Finance Auth. Rev.,
100	DeKalb Supportive Living, 6.10%, 12/1/41 (b)	NR/NR	78,810
250	OSF Healthcare Systems, 6.00%, 5/15/39, Ser. A	A3/A	253,892

			957,944

Indiana—5.2%
250	Finance Auth. Rev., Indiana Historical Society, 5.00%, 7/1/40	A3/NR	224,615
100	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.70%, 9/1/37 (a)(c)	NR/NR	85,036
100	Whiting Rev., Industry Environmental Facs., 5.00%, 1/1/16	A2/A	111,307

			420,958

Fixed Income SHares: Series H Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Iowa—0.8%
$ 100	Finance Auth. Rev., Deerfield Retirement Community, Inc.,
	5.50%, 11/15/37, Ser. A	NR/NR	$66,977

Kansas—1.5%
150	Manhattan Rev., Meadowlark Hills Retirement, 5.00%, 5/15/36, Ser. A	NR/NR	117,999

Maryland—5.2%
250	Economic Dev. Corp. Rev., CNX Marine Terminals, Inc., 5.75%, 9/1/25	NR/BB	248,535
	Health & Higher Educational Facs. Auth. Rev.,
100	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	72,898
100	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB-	99,017

			420,450

Massachusetts—2.7%
250	Health & Educational Facs. Auth. Rev.,
	Lowell General Hospital, 5.125%, 7/1/35, Ser. C	Baa1/BBB+	216,705

Michigan—2.3%
100	Detroit, GO, 5.25%, 11/1/35	Aa3/AA	101,455
100	Tobacco Settlement Finance Auth. Rev., 5.125%, 6/1/22, Ser. A	NR/BBB	84,569

			186,024

Minnesota—2.6%
200	Higher Education Facs. Auth. Rev.,
	Gustavus Adolphus College, 4.00%, 10/1/19, Ser. B	A3/NR	210,230

New Mexico—1.0%
100	Otero Cnty. Jail Rev., 6.00%, 4/1/28	NR/NR	83,278

New York—13.6%
250	Liberty Dev. Corp. Rev., 5.125%, 1/15/44	NR/AA	245,148
100	New York City, GO, 5.00%, 8/1/18, Ser. I-1	Aa2/AA	117,352
250	Oneida-Herkimer Solid Waste Management Auth. Rev., 4.00%, 4/1/14	A2/A+	264,022
	State Dormitory Auth. Rev.,
250	St. Francis College, 5.00%, 10/1/40	NR/A-	243,618
200	The New School, 5.00%, 7/1/16	A3/A-	224,148

			1,094,288

North Carolina—3.1%
100	Medical Care Commission Rev., Galloway Ridge Project,
	6.00%, 1/1/39, Ser. A	NR/NR	94,363
150	Ports Auth. Rev., 5.25%, 2/1/40, Ser. A	A3/NR	151,124

			245,487

Ohio—5.4%
	Buckeye Tobacco Settlement Financing Auth. Rev.,
100	5.875%, 6/1/30, Ser. A-2	Baa3/BB-	78,116
475	5.875%, 6/1/47, Ser. A-2	Baa3/BB-	351,619

			429,735

Fixed Income SHares: Series H Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Oregon—1.9%
$ 150	State Facs. Auth. Rev., Concordia Univ. Project,
	6.375%, 9/1/40, Ser. A	NR/BB+	$154,306

Pennsylvania—2.3%
100	Allegheny Cnty. Hospital Dev. Auth. Rev.,
	West Penn Allegheny Health System, 5.375%, 11/15/40, Ser. A	B2/B+	84,427
100	Dauphin Cnty. General Auth. Rev.,
	Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	A2/A	100,859

			185,286

Puerto Rico—3.1%
250	Sales Tax Financing Corp. Rev., 5.375%, 8/1/38, Ser. C	A1/A+	250,087

Tennessee—3.1%
100	Rutherford Cnty. Health & Educational Facs. Board Rev.,
	Ascension Health Group, 5.00%, 11/15/40	Aa1/AA+	102,792
150	Tennessee Energy Acquisition Corp. Rev., 5.00%, 2/1/25, Ser. C	Baa3/BBB	146,973

			249,765

Texas—1.3%
100	North Texas Tollway Auth. Rev., 5.75%, 1/1/33, Ser. F	A3/BBB+	102,468

Utah—2.1%
100	Spanish Fork City Rev., American Leadership Academy, 5.55%, 11/15/21 (a)(c)	NR/NR	90,436
100	Utah Cnty. Rev., Lincoln Academy Charter School,
	5.875%, 6/15/37, Ser. A (a)(c)	NR/NR	80,588

			171,024

Virginia—0.9%
100	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	75,056

Wisconsin—0.4%
100	Milwaukee Redev. Auth. Rev., Academy of Learning,
	5.65%, 8/1/37, Ser. A	NR/NR	35,114

	Total Municipal Bonds (cost—$7,795,893)		7,501,601

SHORT-TERM INVESTMENTS—2.5%
Municipal Bonds—2.5%
California—2.5%
200	State, GO, 5.00%, 6/1/12 (cost—$206,598)	A1/A-	207,424

	Total Investments (cost—$8,002,491) (d)	95.8%	7,709,025
	Other assets less liabilities	4.2	335,575

	Net Assets	100.0%	$8,044,600

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Subject to Alternative Minimum Tax.

(c)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $256,060, representing 3.2% of net assets.

(d)	At July 31, 2011, the cost basis of investments for federal income tax purposes was $8,002,491. Gross unrealized appreciation for securities was $105,508; aggregate gross unrealized depreciation for securities was $398,974; and net unrealized depreciation for federal income tax purposes was $293,466.

Glossary:

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins.—insured by California Mortgage Insurance

GO—General Obligation Bond

NR—Not Rated

Other Investments:

(A)	Credit default swap agreements:

Sell protection swap agreements outstanding at July 31, 2011 (1):

Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Upfront Premiums	Unrealized
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Received	Appreciation
Goldman Sachs:
California State Municipal Bond	$100	1.43%	3/20/16	1.83%	$1,869	—	$1,869
Dow Jones MCDX 5-Year Index	200	1.40%	12/20/15	1.00%	(2,788)	$(4,529)	1,741
Morgan Stanley:
Dow Jones MCDX 5-Year Index	200	1.40%	12/20/15	1.00%	(2,788)	(4,601)	1,813

					$(3,707)	$(9,130)	$5,423

MCDX—Municipal Bond Credit Derivative Index

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	This represents the maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES—45.3%
	Fannie Mae—43.2%
$ 6,100	0.387%, 10/27/37, CMO, FRN	Aaa/AAA	$6,062,371
51	0.669%, 8/25/21, CMO, FRN	Aaa/AAA	51,133
2,047	1.816%, 1/1/34, FRN, MBS	Aaa/AAA	2,113,278
1,077	1.923%, 1/1/20, FRN, MBS	Aaa/AAA	1,116,853
573	1.952%, 1/1/22, FRN, MBS	Aaa/AAA	587,614
436	2.151%, 5/1/28, FRN, MBS	Aaa/AAA	452,929
126	2.165%, 5/1/34, FRN, MBS	Aaa/AAA	131,746
16	2.225%, 11/1/32, FRN, MBS	Aaa/AAA	16,231
34	2.275%, 10/1/32, FRN, MBS	Aaa/AAA	33,684
90	2.345%, 9/1/27, FRN, MBS	Aaa/AAA	93,017
171	2.366%, 12/1/34, FRN, MBS	Aaa/AAA	179,483
472	2.37%, 1/1/33, FRN, MBS	Aaa/AAA	490,041
256	2.376%, 5/1/33, FRN, MBS	Aaa/AAA	268,002
137	2.402%, 1/1/33, FRN, MBS	Aaa/AAA	142,542
372	2.417%, 9/1/32, FRN, MBS	Aaa/AAA	385,649
335	2.455%, 2/1/33, FRN, MBS	Aaa/AAA	340,085
2,370	2.482%, 11/1/35, FRN, MBS	Aaa/AAA	2,498,479
348	2.547%, 9/1/35, FRN, MBS	Aaa/AAA	361,985
593	2.599%, 4/1/35, FRN, MBS	Aaa/AAA	625,982
27	2.609%, 5/1/17, FRN, MBS	Aaa/AAA	27,593
234	2.665%, 12/1/32, FRN, MBS	Aaa/AAA	245,949
39	2.686%, 6/1/20, FRN, MBS	Aaa/AAA	39,928
58	2.767%, 5/1/18, FRN, MBS	Aaa/AAA	59,560
20	2.783%, 9/1/32, FRN, MBS	Aaa/AAA	20,148
43	2.815%, 1/1/18, FRN, MBS	Aaa/AAA	44,305
194	3.002%, 10/1/34, FRN, MBS	Aaa/AAA	203,611
29	3.704%, 3/25/41, CMO, FRN	Aaa/AAA	29,849
2,172	4.00%, 11/25/19, CMO	Aaa/AAA	2,295,159
72	4.00%, 2/1/36, MBS	Aaa/AAA	73,365
300	4.00%, 2/1/39, MBS	Aaa/AAA	305,735
911	4.00%, 9/1/39, MBS	Aaa/AAA	928,587
1,902	4.00%, 11/1/39, MBS	Aaa/AAA	1,938,086
174	4.00%, 3/1/40, MBS	Aaa/AAA	176,853
395	4.00%, 8/1/40, MBS	Aaa/AAA	401,537
4,776	4.00%, 9/1/40, MBS	Aaa/AAA	4,858,402
8,081	4.00%, 10/1/40, MBS	Aaa/AAA	8,220,322
22,283	4.00%, 11/1/40, MBS	Aaa/AAA	22,666,710
50,300	4.00%, 12/1/40, MBS	Aaa/AAA	51,165,434
72,454	4.00%, 1/1/41, MBS	Aaa/AAA	73,696,419
186,278	4.00%, 2/1/41, MBS	Aaa/AAA	189,480,654
49,826	4.00%, 3/1/41, MBS	Aaa/AAA	50,672,966
15,830	4.00%, 4/1/41, MBS	Aaa/AAA	16,102,054
677,000	4.00%, MBS, TBA (d)	Aaa/AAA	687,683,940
25	4.030%, 5/25/42, CMO, FRN	Aaa/AAA	25,880
8,500	4.50%, 11/25/26, CMO	Aaa/AAA	9,269,416
3,126	4.50%, 10/25/34, CMO	Aaa/AAA	3,186,480
16	4.50%, 2/1/38, MBS	Aaa/AAA	16,979
523	4.50%, 3/1/38, MBS	Aaa/AAA	547,417
840	4.50%, 11/1/39, MBS	Aaa/AAA	878,998
428,000	4.50%, MBS, TBA (d)	Aaa/AAA	446,791,896

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value*
		Fannie Mae (continued)
$ 11,600		4.875%, 12/15/16 (d)	Aaa/AAA	$13,410,876
996		5.00%, 9/25/14, CMO	Aaa/AAA	1,056,612
118		5.00%, 9/1/17, MBS	Aaa/AAA	126,082
106		5.00%, 6/1/18, MBS	Aaa/AAA	112,834
10		5.00%, 9/1/18, MBS	Aaa/AAA	11,135
252		5.00%, 7/25/20, CMO	Aaa/AAA	253,420
364		5.00%, 4/1/23, MBS	Aaa/AAA	391,134
—	(g)	5.00%, 11/1/33, MBS	Aaa/AAA	25
682		5.50%, 2/25/24, CMO	Aaa/AAA	758,675
9		6.00%, 8/1/22, MBS	Aaa/AAA	10,051
12		6.00%, 9/1/22, MBS	Aaa/AAA	12,602
158		6.00%, 8/1/23, MBS	Aaa/AAA	171,116
320		6.00%, 12/1/23, MBS	Aaa/AAA	347,831
13		6.50%, 1/1/25, MBS	Aaa/AAA	14,306
137		6.50%, 7/18/27, CMO	Aaa/AAA	157,502
28		6.50%, 12/1/28, MBS	Aaa/AAA	31,060
207		7.00%, 11/1/38, MBS	Aaa/AAA	239,247
108		7.01%, 8/1/22, MBS	Aaa/AAA	122,768
7		7.925%, 2/1/25, FRN, MBS	Aaa/AAA	6,719
119		11.00%, 7/15/20, MBS	Aaa/AAA	138,135

				1,605,377,466

		Freddie Mac—0.8%
84		0.637%, 8/15/29, CMO, FRN	Aaa/AAA	84,519
52		0.637%, 12/15/31, CMO, FRN	Aaa/AAA	51,676
14		0.687%, 9/15/30, CMO, FRN	Aaa/AAA	14,329
21		0.737%, 3/15/32, CMO, FRN	Aaa/AAA	20,903
54		0.838%, 3/15/20, CMO, FRN	Aaa/AAA	53,905
223		0.838%, 2/15/24, CMO, FRN	Aaa/AAA	223,520
10		0.888%, 10/15/19, CMO, FRN	Aaa/AAA	9,672
76		1.138%, 12/15/13, CMO, FRN	Aaa/AAA	75,628
82		1.338%, 9/15/22, CMO, FRN	Aaa/AAA	82,104
23		1.538%, 8/15/23, CMO, FRN	Aaa/AAA	22,606
4,848		2.041%, 6/1/35, FRN, MBS	Aaa/AAA	5,030,823
123		2.459%, 4/1/32, FRN, MBS	Aaa/AAA	124,228
147		2.466%, 2/1/33, FRN, MBS	Aaa/AAA	154,035
11		2.473%, 1/1/33, FRN, MBS	Aaa/AAA	10,809
297		2.475%, 3/1/32, FRN, MBS	Aaa/AAA	299,259
554		2.479%, 5/1/34, FRN, MBS	Aaa/AAA	584,122
240		2.483%, 2/1/29, FRN, MBS	Aaa/AAA	252,639
104		2.50%, 1/1/32, FRN, MBS	Aaa/AAA	109,289
219		2.50%, 10/1/32, FRN, MBS	Aaa/AAA	231,017
35		2.516%, 8/1/29, FRN, MBS	Aaa/AAA	36,665
19		2.598%, 7/1/29, FRN, MBS	Aaa/AAA	20,284
1,411		2.732%, 10/1/35, FRN, MBS	Aaa/AAA	1,476,422
100		2.75%, 10/1/32, FRN, MBS	Aaa/AAA	100,232
15		2.802%, 7/1/32, FRN, MBS	Aaa/AAA	16,267
139		2.891%, 8/1/32, FRN, MBS	Aaa/AAA	140,550
23		3.058%, 8/1/32, FRN, MBS	Aaa/AAA	23,799
7,300		3.75%, 3/27/19 (d)	Aaa/AAA	7,924,763
44		4.50%, 5/15/18, CMO	Aaa/AAA	46,875
2,542		5.50%, 3/15/34, CMO	Aaa/AAA	2,847,079

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value*
		Freddie Mac (continued)
$ 2,800		5.50%, 4/15/35, CMO	Aaa/AAA	$3,140,954
3,585		5.50%, 5/15/36, CMO	Aaa/AAA	3,995,437
46		6.00%, 8/15/16, CMO	Aaa/AAA	49,710
1,375		6.00%, 12/15/28, CMO	Aaa/AAA	1,512,510
80		6.50%, 8/15/16, CMO	Aaa/AAA	85,127
22		6.50%, 12/15/23, CMO	Aaa/AAA	24,469
506		6.50%, 7/15/31, CMO	Aaa/AAA	586,345
19		7.00%, 4/1/29, MBS	Aaa/AAA	21,973
—	(g)	7.00%, 12/1/29, MBS	Aaa/AAA	265
1		7.00%, 12/1/29, MBS	Aaa/AAA	975
—	(g)	7.00%, 1/1/30, MBS	Aaa/AAA	85
14		7.00%, 2/1/30, MBS	Aaa/AAA	16,109
19		7.00%, 3/1/30, MBS	Aaa/AAA	22,480
2		7.00%, 6/1/30, MBS	Aaa/AAA	2,482
135		7.50%, 8/15/30, CMO	Aaa/AAA	158,857

				29,685,797

		Ginnie Mae—0.1%
29		0.536%, 6/20/32, CMO, FRN	Aaa/AAA	29,435
11		1.75%, 3/20/30, FRN, MBS	Aaa/AAA	11,005
96		2.125%, 11/20/23, FRN, MBS	Aaa/AAA	98,972
10		2.125%, 10/20/25, FRN, MBS	Aaa/AAA	9,842
7		2.125%, 11/20/25, FRN, MBS	Aaa/AAA	7,090
5		2.125%, 10/20/26, FRN, MBS	Aaa/AAA	5,513
18		2.125%, 10/20/27, FRN, MBS	Aaa/AAA	18,083
328		2.25%, 1/20/28, FRN, MBS	Aaa/AAA	339,106
35		2.25%, 2/20/28, FRN, MBS	Aaa/AAA	36,040
96		2.25%, 1/20/30, FRN, MBS	Aaa/AAA	99,339
146		2.375%, 3/20/17, FRN, MBS	Aaa/AAA	151,259
23		2.375%, 1/20/22, FRN, MBS	Aaa/AAA	23,808
509		2.375%, 2/20/22, FRN, MBS	Aaa/AAA	527,125
14		2.375%, 2/20/23, FRN, MBS	Aaa/AAA	14,178
21		2.375%, 3/20/23, FRN, MBS	Aaa/AAA	21,570
8		2.375%, 1/20/26, FRN, MBS	Aaa/AAA	8,750
5		2.375%, 1/20/27, FRN, MBS	Aaa/AAA	5,388
53		2.375%, 2/20/27, FRN, MBS	Aaa/AAA	55,331
23		2.375%, 2/20/28, FRN, MBS	Aaa/AAA	23,533
57		2.375%, 3/20/28, FRN, MBS	Aaa/AAA	58,577
8		2.50%, 1/20/18, FRN, MBS	Aaa/AAA	8,027
57		2.50%, 3/20/31, FRN, MBS	Aaa/AAA	58,889
32		2.50%, 3/20/32, FRN, MBS	Aaa/AAA	33,246
6		2.625%, 8/20/17, FRN, MBS	Aaa/AAA	6,306
4		2.625%, 7/20/21, FRN, MBS	Aaa/AAA	3,856
8		2.625%, 8/20/21, FRN, MBS	Aaa/AAA	8,545
14		2.625%, 9/20/21, FRN, MBS	Aaa/AAA	14,328
1,062		2.625%, 8/20/23, FRN, MBS	Aaa/AAA	1,104,228
3		2.625%, 8/20/25, FRN, MBS	Aaa/AAA	3,371
11		2.625%, 9/20/25, FRN, MBS	Aaa/AAA	11,350
7		2.625%, 8/20/26, FRN, MBS	Aaa/AAA	7,755
6		2.625%, 7/20/27, FRN, MBS	Aaa/AAA	6,318
9		2.625%, 9/20/27, FRN, MBS	Aaa/AAA	9,301
58		2.625%, 8/20/28, FRN, MBS	Aaa/AAA	60,823

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Ginnie Mae (continued)
$ 24	2.625%, 7/20/29, FRN, MBS	Aaa/AAA	$24,762
66	3.00%, 8/20/25, FRN, MBS	Aaa/AAA	68,827
51	3.375%, 5/20/18, FRN, MBS	Aaa/AAA	52,812
37	3.375%, 4/20/19, FRN, MBS	Aaa/AAA	38,110
9	3.375%, 5/20/19, FRN, MBS	Aaa/AAA	9,057
10	3.375%, 6/20/21, FRN, MBS	Aaa/AAA	10,210
24	3.375%, 4/20/22, FRN, MBS	Aaa/AAA	24,952
13	3.375%, 5/20/22, FRN, MBS	Aaa/AAA	13,884
21	3.375%, 4/20/23, FRN, MBS	Aaa/AAA	22,068
130	3.375%, 4/20/24, FRN, MBS	Aaa/AAA	135,306
7	3.375%, 5/20/24, FRN, MBS	Aaa/AAA	7,656
2	3.375%, 4/20/25, FRN, MBS	Aaa/AAA	2,445
11	3.375%, 5/20/25, FRN, MBS	Aaa/AAA	11,139
18	3.375%, 6/20/25, FRN, MBS	Aaa/AAA	18,196
11	3.375%, 6/20/26, FRN, MBS	Aaa/AAA	11,564
14	3.375%, 4/20/27, FRN, MBS	Aaa/AAA	14,322
20	3.375%, 6/20/27, FRN, MBS	Aaa/AAA	20,324
26	3.375%, 4/20/28, FRN, MBS	Aaa/AAA	27,156
13	3.375%, 4/20/29, FRN, MBS	Aaa/AAA	13,548
25	3.375%, 6/20/29, FRN, MBS	Aaa/AAA	26,257
22	3.375%, 5/20/30, FRN, MBS	Aaa/AAA	22,585
17	3.375%, 5/20/32, FRN, MBS	Aaa/AAA	17,127
24	3.375%, 6/20/32, FRN, MBS	Aaa/AAA	25,302
3	3.50%, 7/20/20, FRN, MBS	Aaa/AAA	3,628
45	3.875%, 6/20/22, FRN, MBS	Aaa/AAA	47,556
5	4.50%, 8/20/18, FRN, MBS	Aaa/AAA	4,997
2	6.50%, 5/15/23, MBS	Aaa/AAA	2,297
— (g)	6.50%, 12/15/23, MBS	Aaa/AAA	279

			3,556,653

	Other Government Securitites—1.2%
17,080	SLM Student Loan Trust, 1.753%, 4/25/23, ABS, FRN	Aaa/AAA	17,617,507
24,136	Small Business Administration Participation Certificates,
	5.23%, 3/1/27, ABS	Aaa/AAA	26,423,611
1,205	Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	Aaa/AAA	1,400,402

			45,441,520

	Total U.S. Government Agency Securities (cost—$1,646,438,648)		1,684,061,436

CORPORATE BONDS & NOTES—40.7%
Banking—9.2%
47,900	ABN Amro Bank NV, 2.023%, 1/30/14, FRN (a)(c)	Aa3/A	48,898,332
7,000	Achmea Hypotheekbank NV, 3.20%, 11/3/14 (a)(c)	Aaa/AAA	7,411,474
	American Express Bank FSB,
1,700	5.50%, 4/16/13	A2/BBB+	1,817,166
22,550	5.55%, 10/17/12	A2/BBB+	23,728,779
17,300	6.00%, 9/13/17	A2/BBB+	19,922,126
24,600	American Express Centurion Bank, 6.00%, 9/13/17	A2/BBB+	28,353,099
2,600	ANZ National International Ltd., 6.20%, 7/19/13 (a)(c)	Aa3/AA	2,826,866
15,680	Bank of Nova Scotia, 1.65%, 10/29/15 (a)(c)	Aaa/NR	15,692,732
	Barclays Bank PLC,
6,400	5.00%, 9/22/16	Aa3/AA-	6,924,051
20,800	5.45%, 9/12/12	Aa3/AA-	21,834,280
5,000	5.926%, 12/15/16 (a)(c)(h)	Baa2/A-	4,475,000
1,900	Commonwealth Bank of Australia, 2.90%, 9/17/14 (a)(c)	Aaa/AAA	2,012,518

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Banking (continued)
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(c),
$ 1,600	3.20%, 3/11/15	Aaa/AAA	$1,675,270
36,900	4.75%, 1/15/20	Aaa/AAA	39,763,920
5,000	Credit Suisse, 5.50%, 5/1/14	Aa1/A+	5,513,600
11,000	HSBC Capital Funding L.P., 4.61%, 6/27/13 (a)(c)(h)	A3/A-	10,689,305
6,700	ICICI Bank Ltd., 4.75%, 11/25/16 (a)(c)	Baa2/BBB-	6,836,740
79,000	Royal Bank of Scotland PLC, 3.95%, 9/21/15	Aa3/A+	79,371,458
	Wachovia Bank N.A.,
13,750	0.577%, 3/15/16, FRN	Aa3/AA-	12,982,874
500	4.875%, 2/1/15	Aa3/AA-	541,691

			341,271,281

Biotechnology—0.0%
700	Amgen, Inc., 6.40%, 2/1/39	A3/A+	822,957

Commercial Services—0.1%
4,700	Board of Trustees of The Leland Stanford Junior Univ., 4.75%, 5/1/19	Aaa/AAA	5,245,505

Diversified Manufacturing—2.1%
70,000	General Electric Co., 5.25%, 12/6/17	Aa2/AA+	79,052,750

Drugs & Medical Products—0.7%
5,000	AstraZeneca PLC, 5.40%, 9/15/12	A1/AA-	5,275,985
8,000	Novartis Securities Investment Ltd., 5.125%, 2/10/19	Aa2/AA-	9,181,400
10,000	Pfizer, Inc., 6.20%, 3/15/19	A1/AA	12,146,630

			26,604,015

Financial Services—21.8%
	American Express Co.,
600	6.15%, 8/28/17	A3/BBB+	693,521
600	7.00%, 3/19/18	A3/BBB+	721,537
25,000	American Express Credit Corp., 5.875%, 5/2/13	A2/BBB+	26,889,950
	Bank of America Corp.,
8,295	0.591%, 8/15/16, FRN	A3/A-	7,685,334
21,700	5.75%, 12/1/17	A2/A	23,257,951
50,300	7.375%, 5/15/14	A2/A	56,281,274
	Bank of America N.A.,
15,000	5.30%, 3/15/17	A1/A	15,525,000
2,600	6.10%, 6/15/17	A1/A	2,828,298
	Bear Stearns Cos. LLC,
1,700	5.70%, 11/15/14	Aa3/A+	1,885,985
30,600	6.40%, 10/2/17	Aa3/A+	35,415,736
21,000	7.25%, 2/1/18	Aa3/A+	25,305,231
	CIT Group, Inc.,
193	7.00%, 5/1/14	B2/B+	194,139
345	7.00%, 5/1/15	B2/B+	346,830
575	7.00%, 5/1/16	B2/B+	577,330
805	7.00%, 5/1/17	B2/B+	808,263
6,900	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB+	7,107,000
	Citigroup, Inc.,
13,100	1.961%, 5/15/18, FRN	A3/A	13,167,413

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Financial Services (continued)
$ 10,000	5.30%, 10/17/12	A3/A	$10,470,670
40,500	5.50%, 4/11/13	A3/A	42,960,334
64,860	6.125%, 5/15/18	A3/A	72,592,933
25,000	6.375%, 8/12/14	A3/A	27,863,325
600	Credit Agricole S.A., 6.637%, 5/31/17 (a)(c)(h)	A3/BBB+	516,000
	General Electric Capital Corp.,
€ 1,200	5.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(c)	Aa3/A+	1,605,821
$ 31,100	6.375%, 11/15/67, (converts to FRN on 11/15/17)	Aa3/A+	31,955,250
	Goldman Sachs Group, Inc.,
€ 800	1.695%, 2/4/13, FRN	A1/A	1,141,016
$ 11,550	3.70%, 8/1/15	A1/A	11,911,550
450	5.125%, 1/15/15	A1/A	487,489
€ 3,000	5.375%, 2/15/13	A1/A	4,463,939
$ 2,900	5.95%, 1/18/18	A1/A	3,168,473
27,575	6.75%, 10/1/37	A2/A-	27,628,937
	HSBC Finance Corp.,
670	0.684%, 6/1/16, FRN	A3/A	631,037
28,500	6.676%, 1/15/21 (a)(c)	Baa1/BBB+	30,246,622
	JPMorgan Chase & Co.,
800	3.15%, 7/5/16	Aa3/A+	807,328
4,500	4.65%, 6/1/14	Aa3/A+	4,846,122
1,000	7.90%, 4/30/18 (h)	Baa1/BBB+	1,075,541
49,200	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (e)	WR/NR	54,120
8,200	MassMutual Global Funding II, 2.875%, 4/21/14 (a)(c)	Aa2/AA+	8,555,864
	Merrill Lynch & Co., Inc.,
200	5.00%, 1/15/15	A2/A	211,567
400	5.45%, 7/15/14	A2/A	430,807
400	6.05%, 8/15/12	A2/A	417,682
59,200	6.875%, 4/25/18	A2/A	66,355,682
	Morgan Stanley,
€ 5,850	1.76%, 3/1/13, FRN	A2/A	8,317,692
$ 33,300	2.761%, 5/14/13, FRN	A2/A	33,960,306
24,000	6.00%, 4/28/15	A2/A	26,422,872
21,200	6.25%, 8/28/17	A2/A	23,488,434
10,000	OMX Timber Finance Investments I LLC, 5.42%, 1/29/20 (a)(c)	A1/AA-	10,742,600
2,000	Qatari Diar Finance QSC, 5.00%, 7/21/20	Aa2/AA	2,124,500
	SLM Corp.,
€ 12,450	1.801%, 6/17/13, FRN	Ba1/BBB-	17,336,775
$ 18,900	5.00%, 10/1/13	Ba1/BBB-	19,612,530
4,500	5.375%, 5/15/14	Ba1/BBB-	4,668,223
16,400	Stone Street Trust, 5.902%, 12/15/15 (a)(c)	Baa1/A-	17,418,128
10,000	Temasek Financial I Ltd., 4.30%, 10/25/19	Aaa/AAA	10,593,030
1,100	TNK-BP Finance S.A., 6.25%, 2/2/15	Baa2/BBB-	1,210,000
	UBS AG,
39,800	4.875%, 8/4/20	Aa3/A+	40,945,285
3,000	5.75%, 4/25/18	Aa3/A+	3,291,405
6,900	5.875%, 12/20/17	Aa3/A+	7,718,644
7,600	Wachovia Corp., 0.517%, 6/15/17, FRN	A1/AA-	7,096,173
6,400	Wells Fargo & Co., 7.98%, 3/15/18 (h)	Baa3/A-	6,888,000

			810,923,498

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Food & Beverage—0.1%
$ 1,700	Kraft Foods, Inc., 6.125%, 2/1/18	Baa2/BBB-	$2,014,347

Healthcare & Hospitals—0.5%
15,000	Roche Holdings, Inc., 6.00%, 3/1/19 (a)(c)	A2/AA-	17,891,625

Insurance—1.2%
	American International Group, Inc.,
16,500	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Baa2/BBB	18,046,875
21,700	8.25%, 8/15/18	Baa1/A-	25,798,587
£ 1,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	1,678,384

			45,523,846

Metals & Mining—0.3%
$ 3,900	Alcoa, Inc., 6.15%, 8/15/20	Baa3/BBB-	4,266,319
5,100	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Baa3/BBB-	5,578,069

			9,844,388

Oil & Gas—2.4%
2,000	Gaz Capital S.A. for Gazprom, 8.125%, 7/31/14	Baa1/BBB	2,285,000
2,588	Gazprom International S.A. for Gazprom, 7.201%, 2/1/20 (a)(c)	NR/BBB+	2,923,968
15,500	Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	Baa2/BBB	17,865,052
500	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a)(c)	Baa3/NR	532,500
14,550	Petroleos Mexicanos, 6.50%, 6/2/41 (a)(b)(c)(k) (acquisition cost-$14,445,531; purchased 5/25/11)	Baa1/BBB	15,441,260
39,900	Royal Bank of Scotland AG for Gazprom, 9.625%, 3/1/13	Baa1/BBB	44,488,500
4,600	Valero Energy Corp., 6.625%, 6/15/37	Baa2/BBB	4,998,540

			88,534,820

Retail—0.2%
5,000	Macy’s Retail Holdings, Inc., 8.125%, 7/15/15	Ba1/BBB-	5,989,990

Road & Rail—0.1%
2,000	RZD Capital Ltd., 5.739%, 4/3/17	Baa1/BBB	2,137,500

Telecommunications—1.4%
44,600	AT&T, Inc., 5.50%, 2/1/18	A2/A-	51,240,093
400	Embarq Corp., 6.738%, 6/1/13	Baa3/BB	432,862

			51,672,955

Tobacco—0.5%
	Altria Group, Inc.,
5,300	9.25%, 8/6/19	Baa1/BBB	7,085,867
1,500	9.70%, 11/10/18	Baa1/BBB	2,025,180
9,700	Reynolds American, Inc., 7.25%, 6/15/37	Baa3/BBB	10,796,856

			19,907,903

Utilities—0.1%
2,600	EDF S.A., 6.50%, 1/26/19 (a)(c)	Aa3/AA-	3,114,543

	Total Corporate Bonds & Notes (cost—$1,450,151,017)		1,510,551,923

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS—16.5%
Alaska—0.2%
$ 100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	$66,168
5,900	Valdez Rev., BP Pipelines Project, 5.00%, 1/1/21, Ser. B	A2e/A	6,470,294

			6,536,462

California—5.3%
11,000	Alameda Cnty. JT Powers Auth. Rev., 7.046%, 12/1/44, Ser. A	A1/AA	11,932,910
	Bay Area Toll Auth. Rev.,
11,000	6.907%, 10/1/50, Ser. S-3	A1/A+	12,977,360
800	6.918%, 4/1/40, Ser. S-1	A1/A+	942,752
15,000	7.043%, 4/1/50, Ser. S-1	A1/A+	18,086,250
100	Chino Valley Unified School Dist., GO, zero coupon, 8/1/23, Ser. D (FGIC-NPFGC)	Aa2/A+	49,431
6,400	City & Cnty. of San Francisco Public Utilities Commission Rev.,
	5.50%, 11/1/25, Ser. B	Aa3/AA-	6,787,904
100	Clovis Unified School Dist., GO, zero coupon, 8/1/20, Ser. B (FGIC-NPFGC)	WR/AA	65,962
	Golden State Tobacco Securitization Corp. Rev., Ser. A (FGIC),
5,000	5.00%, 6/1/35	A2/BBB+	4,600,650
3,500	5.00%, 6/1/38	A2/BBB+	3,182,445
1,730	Grossmont Union High School Dist., GO, zero coupon, 8/1/24, (NPFGC)	Aa2/NR	799,883
11,200	Irvine Ranch Water Dist. Rev., 6.622%, 5/1/40, Ser. B	Aa1/AAA	13,742,288
1,850	Los Angeles Cnty. Metropolitan Transportation Auth. Rev.,
	4.53%, 6/1/22	Aa2/AAA	1,902,577
4,500	Los Angeles Community College Dist., GO, 6.75%, 8/1/49	Aa1/AA	5,418,585
	Los Angeles Department of Water & Power Rev.,
6,100	5.716%, 7/1/39	Aa3/AA-	6,342,475
6,400	6.166%, 7/1/40	Aa3/AA-	6,587,712
24,700	6.603%, 7/1/50	Aa2/AA	29,461,666
6,500	Los Angeles Unified School Dist., GO, 5.981%, 5/1/27, Ser. J	Aa2/AA-	6,896,435
5,000	Newport Beach, CP, 7.168%, 7/1/40, Ser. B	Aa2/AA+	5,232,400
3,100	Orange Cnty. Local Transportation Auth. Rev., 6.908%, 2/15/41, Ser. A	Aa2/AA+	3,806,552
4,800	Palomar Community College Dist., GO, 7.194%, 8/1/45, Ser. B-1	Aa2/AA-	5,064,288
6,500	Pasadena Public Financing Auth. Rev., 7.148%, 3/1/43, Ser. D	NR/AA+	6,951,620
	Riverside Community College Dist., GO, Ser. D-1,
2,750	6.971%, 8/1/35	Aa2/AA	2,825,872
3,250	7.021%, 8/1/40	Aa2/AA	3,332,842
1,000	San Diego Redev. Agcy., Tax Allocation, 7.75%, 9/1/40, Ser. A,	A3/BBB+	984,030
	State, GO,
3,600	5.65%, 4/1/39, VRN	A1/A-	3,872,556
1,200	7.35%, 11/1/39	A1/A-	1,435,476
600	7.50%, 4/1/34	A1/A-	730,260
4,100	7.55%, 4/1/39	A1/A-	5,042,631
5,600	7.60%, 11/1/40	A1/A-	6,945,736
985	Tobacco Securitization Auth. of Northern California Rev.,
	5.40%, 6/1/27, Ser. A-2	Baa3/BBB	853,335
	Univ. of California Rev.,
3,500	5.946%, 5/15/45	Aa2/AA-	3,526,040
2,750	6.296%, 5/15/50	Aa2/AA-	2,751,485
5,100	6.398%, 5/15/31	Aa2/AA-	5,416,557
7,850	6.548%, 5/15/48	Aa2/AA-	8,747,177

			197,296,142

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Illinois—0.2%
$ 700	Regional Transportation Auth. Rev., 5.00%, 7/1/25, Ser. A (NPFGC)	Aa3/AA	$720,209
2,200	State Toll Highway Auth. Rev., 6.184%, 1/1/34, Ser. A	Aa3/AA-	2,363,724
7,505	Will Cnty. Community High School Dist. No. 210, Lincoln-Way Central High School, GO, zero coupon, 1/1/21 (AGM)	Aa2/NR	4,697,980

			7,781,913

Iowa—0.1%
3,800	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	3,108,552

Louisiana—0.1%
4,400	East Baton Rouge Sewerage Commission Rev., 6.087%, 2/1/45	Aa3/AA-	4,591,576

Michigan—0.0%
1,250	Michigan State Univ. Rev., 6.173%, 2/15/50, Ser. A	Aa1/AA	1,363,787

New Jersey—0.9%
1,335	Economic Dev. Auth. Rev., 6.425%, 12/15/35, Ser. CC-1	A1/A+	1,403,779
14,700	State Turnpike Auth. Rev., 7.102%, 1/1/41, Ser. A	A3/A+	18,186,105
21,440	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	Baa3/BB-	14,764,871

			34,354,755

New York—4.2%
12,000	Metropolitan Transportation Auth. Rev., 6.814%, 11/15/40	A2/A	13,897,440
8,650	New York City, GO, 6.246%, 6/1/35, Ser. H-1	Aa2/AA	9,239,065
	New York City Municipal Water Finance Auth. Rev.,
4,450	5.44%, 6/15/43	Aa2/AA+	4,715,887
3,000	6.124%, 6/15/42	Aa2/AA+	3,108,450
	Second Generation Resolutions,
5,250	5.882%, 6/15/44	Aa2/AA+	5,989,988
5,700	6.282%, 6/15/42	Aa2/AA+	6,139,185
	New York City Transitional Finance Auth. Rev.,
7,330	4.325%, 11/1/21	Aa1/AAA	7,814,000
16,700	4.525%, 11/1/22	Aa1/AAA	17,957,176
5,000	5.267%, 5/1/27, Ser. G-3	Aa1/AAA	5,387,800
12,400	5.572%, 11/1/38	Aa1/AAA	13,369,680
7,500	5.767%, 8/1/36	Aa1/AAA	8,209,650
14,700	5.932%, 11/1/36	Aa1/AAA	16,155,888
	Port Auth. of New York & New Jersey Rev.,
16,700	5.647%, 11/1/40, Ser. 160	Aa2/AA-	17,874,845
2,500	5.859%, 12/1/24, Ser. 158	Aa2/AA-	2,867,400
	State Dormitory Auth. Rev.,
4,000	5.051%, 9/15/27	NR/AAA	4,102,520
3,000	Columbia Univ., 5.00%, 10/1/41	Aaa/AAA	3,159,570
8,800	State Urban Dev. Corp. Rev., 5.77%, 3/15/39	NR/AAA	9,574,224
5,200	Triborough Bridge & Tunnel Auth. Rev., 5.55%, 11/15/40, Ser. A-2	Aa2/AA-	5,337,696

			154,900,464

Ohio—0.8%
10,900	American Municipal Power-Ohio, Inc. Rev., 8.084%, 2/15/50, Ser. B	A3/A	14,233,329
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
5,800	5.875%, 6/1/30	Baa3/BB-	4,530,728

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Ohio (continued)
$ 9,500	5.875%, 6/1/47	Baa3/BB-	$7,032,375
7,020	6.00%, 6/1/42	Baa3/BB-	5,356,471

			31,152,903

Pennsylvania—0.3%
8,500	State Public School Building Auth. Rev., 5.426%, 9/15/26	Aa2/NR	8,852,835

Puerto Rico—0.0%
1,000	Sales Tax Financing Corp. Rev., zero coupon, 8/1/54, Ser. A (AMBAC)	Aa2/AA-	58,080

Tennessee—0.3%
8,900	State School Bond Auth., GO, 4.848%, 9/15/27	Aa2/AA	8,957,049

Texas—3.9%
45,400	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	Baa3/NR	49,726,166
	San Antonio Electric Rev.,
7,000	5.808%, 2/1/41	Aa2/AA-	7,737,380
4,600	6.308%, 2/1/37	Aa2/AA-	4,943,114
	State, GO, Ser. A,
8,600	4.631%, 4/1/33	Aaa/AA+	8,494,220
17,500	4.681%, 4/1/40	Aaa/AA+	17,167,325
700	State, Mobility Fund, GO, 4.75%, 4/1/37	Aaa/AA+	708,330
52,100	State Transportation Commission Rev., 5.178%, 4/1/30, Ser. B	Aaa/AAA	57,381,377

			146,157,912

Washington—0.2%
6,800	State Convention Center Public Facs. Dist. Rev., 6.79%, 7/1/40	Aa3/A+	7,666,048

	Total Municipal Bonds (cost—$569,747,045)		612,778,478

MORTGAGE-BACKED SECURITIES—13.5%
	Adjustable Rate Mortgage Trust, CMO, VRN,
666	2.770%, 5/25/35	Ba2/A-	651,741
416	5.239%, 1/25/36	Caa1/BBB-	349,166
563	5.240%, 11/25/35	Caa2/B	412,434
	American General Mortgage Loan Trust,
9,475	5.15%, 3/25/58, CMO, VRN (a)(c)	Aaa/NR	9,784,843
	American Home Mortgage Assets, CMO, FRN,
1,569	0.377%, 9/25/46	Caa2/BBB+	836,931
1,361	0.397%, 10/25/46	Ca/BBB	744,383
2,034	Banc of America Funding Corp., 2.768%, 2/20/36, CMO, FRN	NR/AAA	1,840,054
1,389	Banc of America Mortgage Securities, Inc., 5.50%, 9/25/35, CMO	B3/CCC	1,230,098
4,700	BCRR Trust, 5.800%, 8/17/45, CMO, VRN (a)(c)	Aaa/NR	5,155,217
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
10,850	2.40%, 8/25/35, FRN	Ba3/AAA	9,762,744
3,006	2.56%, 10/25/35, FRN	Caa1/B-	2,583,147
20,993	2.71%, 3/25/35, FRN	Ba2/AAA	19,418,364
6,326	2.731%, 3/25/35, FRN	Baa3/AAA	5,864,538
266	2.902%, 2/25/34, VRN	A2/AA	245,358
71	2.922%, 1/25/35, VRN	Ba3/A	57,593
233	3.059%, 1/25/34, VRN	Baa3/AAA	221,726
1,028	5.223%, 5/25/47, VRN	NR/CCC	726,147
418	5.649%, 2/25/36, FRN	Caa3/CCC	261,830

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Bear Stearns Alt-A Trust, CMO, VRN,
$ 189	2.629%, 5/25/35	Caa2/AA	$146,017
1,045	2.736%, 2/25/36	Ca/D	431,966
5,182	2.772%, 6/25/34	Caa2/AA+	2,590,913
23	Bear Stearns Mortgage Securities, Inc., 7.179%, 3/25/31, CMO, VRN	Aaa/NR	24,539
2,334	Bear Stearns Structured Products, Inc., 2.656%, 1/26/36, CMO, VRN	Caa3/CCC	1,467,777
441	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (a)(c)	Aaa/NR	441,561
980	CC Mortgage Funding Corp., 0.317%, 5/25/48, CMO, FRN (a)(c)	Caa3/D	428,407
2,668	Chase Mortgage Finance Corp., 6.009%, 9/25/36, CMO, FRN	B3/NR	2,527,050
	Citigroup Commercial Mortgage Trust, CMO, VRN (a)(c),
9,862	5.32%, 12/17/49	Aaa/NR	10,761,465
15,178	5.86%, 7/17/40	Aaa/NR	16,751,783
	Citigroup Mortgage Loan Trust, Inc., CMO,
23,292	2.66%, 10/25/35, FRN	NR/CC	18,859,822
901	2.67%, 12/25/35, FRN	NR/B+	825,473
307	2.780%, 12/25/35, VRN	Caa3/CC	158,645
164	2.797%, 8/25/35, VRN	B2/NR	150,664
2,311	5.662%, 9/25/37, VRN	NR/CCC	1,514,871
	Commercial Capital Access One, Inc.,
3,505	7.885%, 11/15/28, CMO, VRN (a)(c)	NR/NR	2,494,147
	Commercial Mortgage Pass Through Certificates, CMO (a)(c),
16,756	3.156%, 11/10/15	Aaa/NR	17,007,249
7,000	5.362%, 2/5/19	NR/AAA	7,077,762
2,000	5.479%, 2/5/19, VRN	NR/BB-	2,003,358
800	Community Program Loan Trust, 4.50%, 4/1/29, CMO	NR/AAA	770,145
	Countrywide Alternative Loan Trust, CMO,
975	0.357%, 1/25/37, FRN	Caa3/CCC	523,002
3,408	0.366%, 2/20/47, FRN	Caa3/CCC	1,805,964
3,513	0.367%, 5/25/47, FRN	Caa3/CCC	1,929,382
171	0.396%, 7/20/46, FRN	Ca/CCC	73,044
5,768	0.407%, 5/25/35, FRN	Caa2/A-	3,180,687
3,057	0.447%, 12/25/35, FRN	Caa2/B-	2,224,708
373	0.457%, 5/25/36, FRN	C/CCC	99,782
1,320	1.263%, 2/25/36, FRN	Caa3/CCC	872,722
395	5.622%, 11/25/35, VRN	Ca/CCC	232,790
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
252	0.417%, 5/25/35, FRN	Caa2/AAA	170,324
489	0.487%, 4/25/46, FRN	C/CCC	115,080
1,347	0.497%, 3/25/35, FRN	Caa2/CCC	858,530
1,860	0.507%, 3/25/35, FRN	Caa2/AAA	1,233,534
1,200	0.527%, 3/25/36, FRN	Ca/CCC	502,611
974	0.577%, 2/25/35, FRN	Ca/B-	471,298
48	0.727%, 2/25/35, FRN	A1/AAA	41,249
183	3.017%, 2/20/36, FRN	Caa2/BBB+	142,198
636	3.156%, 4/25/35, FRN	C/CCC	134,960
411	5.100%, 10/20/35, VRN	Caa2/CCC	284,162
592	5.446%, 5/20/36, VRN	Ca/CC	390,320
16	Credit Suisse First Boston Mortgage Securities Corp., 0.826%, 3/25/32, CMO, FRN (a)(c)	A1/NR	13,761
331	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	0.507%, 7/19/45, CMO, FRN	C/CCC	66,951
20,738	Extended Stay America Trust, 2.951%, 11/5/27, CMO (a)(c)	Aaa/AAA	20,568,241
1,500	First Horizon Asset Securities, Inc., 6.25%, 11/25/36, CMO	B2/CCC	1,432,250

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$ 832	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO (a)(c)	NR/B	$860,250
414	GMAC Mortgage Corp. Loan Trust, 3.358%, 11/19/35, CMO, FRN	Caa3/CC	327,072
7,453	Granite Master Issuer PLC, 0.276%, 12/20/54, CMO, FRN	Aaa/A+	7,125,085
82	Greenpoint Mortgage Funding Trust, 0.267%, 10/25/46, CMO, FRN	B3/D	77,687
	GSR Mortgage Loan Trust, CMO,
1,608	2.780%, 9/25/35, FRN	NR/AAA	1,520,171
201	2.858%, 4/25/35, VRN	Caa2/BB-	157,282
327	2.904%, 9/25/34, VRN	Ba3/BBB	269,478
	Harborview Mortgage Loan Trust, CMO, FRN,
4,984	0.377%, 2/19/46	Caa2/AAA	3,222,910
3,916	0.407%, 5/19/35	Caa3/AAA	2,620,579
346	0.437%, 1/19/38	C/CCC	116,285
404	0.437%, 9/19/46	C/CCC	85,586
€ 30,200	Holmes Master Issuer PLC, 3.001%, 10/15/54, CMO, FRN (a)(c)	Aaa/AAA	43,470,299
	Homebanc Mortgage Trust, CMO,
$ 370	0.367%, 12/25/36, FRN	Caa2/A+	253,000
7,800	5.711%, 4/25/37, VRN	Ca/CCC	4,062,521
7,900	Indymac INDA Mortgage Loan Trust, 5.608%, 8/25/36, CMO, VRN	B2/AAA	5,800,176
485	Indymac INDB Mortgage Loan Trust, 0.487%, 11/25/35, CMO, FRN	Ca/D	203,089
	Indymac Index Mortgage Loan Trust, CMO,
170	0.377%, 9/25/46, FRN	Caa2/B-	102,161
859	0.467%, 3/25/35, FRN	B3/BB-	594,072
5,348	4.946%, 9/25/35, VRN	C/CCC	871,352
335	4.946%, 9/25/35, VRN	Caa2/B	270,911
3,097	5.00%, 8/25/35, FRN	Caa2/B+	2,264,764
2,799	5.116%, 10/25/35, VRN	Caa2/CCC	2,090,512
4,849	5.194%, 6/25/36, VRN	Caa1/AAA	3,843,129
319	5.198%, 6/25/35, VRN	Caa2/CCC	234,595
11,516	JPMorgan Alternative Loan Trust, 0.687%, 6/27/37, CMO, FRN (a)(c)	NR/B+	9,347,445
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
22,581	0.562%, 7/15/19, FRN (a)(c)	Aa1/NR	21,296,809
27,974	2.749%, 11/15/43 (a)(c)	NR/AAA	28,221,112
5,600	3.341%, 7/15/46 (a)(c)	NR/AAA	5,713,980
600	5.336%, 5/15/47	Aa3/A-	642,416
809	6.465%, 11/15/35	NR/AAA	812,276
	JPMorgan Mortgage Trust, CMO,
1,430	2.848%, 9/25/34, FRN	NR/AAA	1,413,604
2,296	2.949%, 7/25/35, FRN	Baa2/AAA	2,216,359
268	4.890%, 4/25/35, VRN	Ba2/AAA	246,214
399	5.395%, 11/25/35, VRN	B2/CCC	368,929
	Luminent Mortgage Trust, CMO, FRN,
1,899	0.357%, 12/25/36	Caa2/B+	1,184,525
666	0.387%, 10/25/46	Caa2/A-	449,170
	MASTR Adjustable Rate Mortgage Trust, CMO, FRN,
344	0.427%, 5/25/37	Caa3/CCC	163,194
47	2.770%, 11/21/34	Aa2/AAA	46,102
	MASTR Reperforming Loan Trust, CMO (a)(c),
2,523	7.00%, 5/25/35	Ba3/BBB-	2,541,982
3,743	7.50%, 7/25/35	Ba3/AAA	3,799,002
2,171	8.00%, 7/25/35	Ba3/AAA	2,258,211
216	Mellon Residential Funding Corp., 2.61%, 10/20/29, CMO, FRN	NR/AAA	196,383
1,088	Merrill Lynch Alternative Note Asset, 0.487%, 3/25/37, CMO, FRN	Ca/CCC	422,938

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$ 2,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.967%, 8/12/49, CMO, VRN	NR/AA	$2,203,175
	MLCC Mortgage Investors, Inc., CMO, FRN,
303	1.396%, 7/25/29	Baa3/AAA	276,101
1,246	1.653%, 10/25/35	Baa1/BBB-	1,099,737
	Morgan Stanley Capital I, CMO,
38,250	5.332%, 12/15/43	NR/AAA	41,555,469
1,100	5.692%, 4/15/49, VRN	Aa2/A-	1,184,499
28,450	5.731%, 7/12/44, VRN	NR/AAA	31,441,108
304	Morgan Stanley Dean Witter Capital I, 1.818%, 3/25/33, CMO, FRN	Baa2/AAA	275,117
	Nomura Asset Acceptance Corp., CMO,
2,361	5.364%, 2/25/36, VRN	Caa3/D	1,448,306
1,122	7.50%, 3/25/34, (a)(c)	Aa3/AAA	1,201,739
176	Opteum Mortgage Acceptance Corp., 0.447%, 7/25/35, CMO, FRN	Ba1/AAA	165,295
	Residential Accredit Loans, Inc., CMO,
1,051	0.437%, 8/25/37, FRN	Caa3/CCC	674,193
412	0.487%, 8/25/35, FRN	Caa2/BBB+	250,703
325	0.587%, 10/25/45, FRN	Caa3/B-	189,407
311	5.714%, 2/25/36, VRN	Ca/D	152,758
3	Residential Asset Securitization Trust, 0.687%, 3/25/33, CMO, FRN	NR/AAA	3,118
	Residential Funding Mortgage Securities I, CMO,
2,280	3.420%, 3/25/35, VRN	Caa3/B	1,579,313
1,200	6.00%, 9/25/36	Caa1/CC	1,080,507
503	Sovereign Commercial Mortgage Securities Trust, 5.863%, 7/22/30, CMO, VRN (a)(c)	Aaa/NR	520,916
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,057	0.677%, 6/25/34, FRN	B3/AAA	827,554
1,200	1.652%, 5/25/35, FRN	Caa3/CCC	675,511
25	2.600%, 1/25/36, VRN	NR/D	20,244
160	2.699%, 10/25/34, VRN	Baa3/AA-	127,782
7,900	4.986%, 9/25/36, VRN	NR/CCC	4,143,483
7,900	5.123%, 5/25/36, FRN	NR/BBB-	6,657,449
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
422	0.317%, 3/25/37	Caa1/BBB	240,986
12,933	0.367%, 6/25/36	Caa3/B-	6,350,862
170	0.377%, 6/25/36	Caa3/BB	107,541
1,335	0.377%, 7/25/46	Caa3/CCC	783,089
8,971	0.407%, 5/25/36	Caa3/CCC	5,037,754
1,544	0.407%, 5/25/46	Ca/A+	663,608
390	0.447%, 5/25/46	C/D	46,279
713	0.537%, 3/19/34	Aa3/AAA	365,078
362	0.537%, 3/19/34	Aaa/AAA	314,303
1,247	0.557%, 12/19/33	Baa1/AAA	1,072,176
	Structured Asset Securities Corp., CMO, FRN,
4	1.955%, 5/25/32	WR/BB	3,729
260	2.476%, 2/25/34	Baa2/AAA	241,253
355	Wachovia Mortgage Loan Trust LLC, 5.237%, 10/20/35, CMO, FRN	NR/BBB-	338,073
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
25	0.457%, 12/25/45	B2/AAA	20,315
789	0.507%, 1/25/45	B1/AAA	640,028
667	0.558%, 11/25/34	Ba2/AAA	541,612
3,600	0.578%, 10/25/44	Ba3/AAA	2,912,060

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$ 594	0.597%, 11/25/45	Ca/AAA	$379,523
1,837	0.678%, 11/25/34	B3/A	1,264,145
506	1.013%, 6/25/47	C/CCC	131,421
73	1.463%, 11/25/42	B3/A	62,978
680	1.763%, 11/25/46	Caa1/A+	507,242
1,487	2.686%, 8/25/33	A1/AAA	1,439,541
16,705	2.712%, 9/25/33	A1/AAA	15,791,452
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
711	0.687%, 7/25/37, FRN	B3/NR	570,437
385	2.745%, 1/25/35, FRN	A3/NR	374,135
1,911	2.745%, 1/25/35, FRN	Ba3/NR	1,744,764
3,484	2.747%, 3/25/36, VRN	NR/CCC	3,059,309
12,102	2.940%, 6/25/35, FRN	Ba3/AAA	11,721,576
745	3.049%, 8/25/34, FRN	Baa2/AAA	702,430
979	6.00%, 6/25/37	Caa1/NR	921,788

	Total Mortgage-Backed Securities (cost—$512,064,724)		501,834,066

SOVEREIGN DEBT OBLIGATIONS—9.0%
Canada—7.0%
CAD 44,600	Canada Housing Trust No. 1, 2.45%, 12/15/15 (a)(c)	Aaa/AAA	47,352,404
CAD 198,000	Canadian Government Bond, 2.50%, 6/1/15	Aaa/AAA	212,663,640

			260,016,044

China—0.2%
	Export-Import Bank of China,
$ 3,350	4.875%, 7/21/15	Aa3/AA-	3,654,458
4,050	4.875%, 7/21/15 (a)(c)	Aa3/AA-	4,508,857

			8,163,315

Korea (Republic of)—0.6%
21,900	Export-Import Bank of Korea, 5.125%, 6/29/20	A1/A	23,089,017

Mexico—0.4%
12,000	Mexico Government International Bond, 6.05%, 1/11/40	Baa1/BBB	13,290,000

Qatar—0.8%
	Qatar Government International Bond,
3,900	4.00%, 1/20/15 (a)(c)	Aa2/AA	4,153,500
7,900	5.25%, 1/20/20 (a)(c)	Aa2/AA	8,729,500
4,600	6.40%, 1/20/40 (a)(c)	Aa2/AA	5,278,500
9,500	6.55%, 4/9/19	Aa2/AA	11,388,600

			29,550,100

	Total Sovereign Debt Obligations (cost—$311,154,316)		334,108,476

ASSET-BACKED SECURITIES—1.2%
856	Aames Mortgage Investment Trust, 0.587%, 10/25/35, FRN	NR/AAA	836,746
298	Access Group, Inc., 1.553%, 10/27/25, FRN	Aaa/AAA	300,352
58	Amortizing Residential Collateral Trust, 0.457%, 6/25/32, FRN	NR/AAA	48,010
937	Bayview Financial Asset Trust, 0.587%, 12/25/39, FRN (a)(c)(f)	Ba1/NR	723,418
	Bear Stearns Asset-Backed Securities Trust, FRN,
381	0.267%, 10/25/36	B3/NR	368,662
2,878	0.777%, 6/25/43	Aa2/AAA	2,527,455

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$ 56	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (a)(c)	NR/NR	$56,130
	Conseco Financial Corp.,
3,684	6.18%, 4/1/30	Ba3/NR	3,788,082
2,758	6.81%, 12/1/28, VRN	Ba1/BBB	2,948,215
897	6.87%, 4/1/30, VRN	Ba3/NR	948,090
1,000	7.06%, 2/1/31, VRN	NR/CCC-	1,000,700
375	7.40%, 6/15/27	A2/AA	399,864
281	7.55%, 1/15/29, VRN	NR/A+	310,534
	Countrywide Asset-Backed Certificates, FRN,
2,128	0.277%, 1/25/46	A3/A+	2,080,183
377	0.287%, 9/25/47	Ba1/AAA	370,081
219	0.657%, 11/25/33, (a)(c)	Aaa/AAA	198,945
974	0.667%, 12/25/31	Caa2/B-	495,845
776	Credit-Based Asset Servicing and Securitization LLC, 1.087%, 11/25/33, FRN	B2/AA-	699,494
100	Delta Funding Home Equity Loan Trust, 0.507%, 8/15/30, FRN	NR/AAA	67,299
1,336	Denver Arena Trust, 6.94%, 11/15/19 (a)(c)	NR/NR	1,372,286
35	EMC Mortgage Loan Trust, 0.557%, 5/25/40, FRN (a)(c)	Ba3/NR	29,031
5,120	First Franklin Mortgage Loan Asset-Backed Certificates, 0.587%, 4/25/35, FRN	Aa1/AA+	4,894,316
6	First Plus Home Loan Trust, 7.32%, 11/10/23 (f)	NR/D	749
33	Fremont Home Loan Owner Trust, 0.977%, 12/25/29, FRN	Ba1/BB	21,619
2	HSI Asset Securitization Corp. Trust, 0.237%, 12/25/36, FRN	Caa2/CCC	2,475
	Lehman XS Trust, FRN,
2,553	0.337%, 4/25/37	Caa1/CCC	1,525,918
173	0.417%, 8/25/46	C/D	16,153
541	0.427%, 11/25/46	C/CCC	131,949
1,208	Long Beach Mortgage Loan Trust, 1.612%, 3/25/32, FRN	B3/NR	794,925
459	Madison Avenue Manufactured Housing Contract, 1.637%, 3/25/32, FRN	Baa1/A+	450,814
1,520	Mesa Trust Asset-Backed Certificates, 0.987%, 12/25/31, FRN (a)(c)	A1/A	1,066,813
1,294	Mid-State Trust, 6.005%, 8/15/37	Aa2/AAA	1,357,320
	Morgan Stanley Mortgage Loan Trust, FRN,
315	0.417%, 2/25/37	Caa3/CCC	139,138
517	0.547%, 4/25/37	Ca/CCC	219,436
200	RAAC Series, 0.587%, 6/25/47, FRN	Ca/CCC	94,276
	Residential Asset Mortgage Products, Inc.,
2,924	5.634%, 1/25/34	Ba2/AAA	2,721,469
2,000	5.679%, 7/25/34	Caa2/CC	1,173,839
	Residential Asset Securities Corp.,
2,555	0.617%, 3/25/35, FRN	Caa3/A	1,664,930
225	7.14%, 4/25/32, VRN	C/D	14,224
712	SACO I, Inc., 0.947%, 11/25/35, FRN	B2/AA	598,409
4	Saxon Asset Securities Trust, 0.707%, 8/25/32, FRN	Aaa/AAA	3,789
	South Carolina Student Loan Corp., FRN,
2,306	0.804%, 3/1/18	Aaa/AAA	2,274,411
3,600	1.004%, 3/2/20	Aaa/AAA	3,579,192
600	1.254%, 9/3/24	Aaa/AAA	594,978

	Total Asset-Backed Securities (cost—$47,596,878)		42,910,564

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Shares		Credit Rating (Moody’s/S&P)	Value*
CONVERTIBLE PREFERRED STOCK—0.3%
Financial Services—0.3%
11,800	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (h)	Baa3/A-	$12,528,060

Insurance—0.0%
274,366	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	329,239

	Total Convertible Preferred Stock (cost—$27,401,432)		12,857,299

Principal Amount (000s)
SHORT-TERM INVESTMENTS—5.1%
U.S. Treasury Obligations (i)(l)—2.5%
	U.S. Treasury Bills,
$ 91,452	0.015%-0.178%, 8/4/11-10/27/11 (cost—$91,448,603)		91,448,329

Corporate Notes—1.3%
Banking—1.0%
1,100	Banco Santander Chile, 1.501%, 4/20/12, FRN (a)(c)	Aa3/A+	1,101,220
35,300	ING Bank NV, 0.876%, 1/13/12, FRN (a)(c)	Aa3/A+	35,356,233

			36,457,453

Financial Services—0.3%
7,689	Countrywide Financial Corp., 5.80%, 6/7/12	A2/A	7,973,262
€ 1,300	SLM Corp., 1.67%, 11/15/11, FRN	Ba1/BBB-	1,857,320

			9,830,582

Insurance—0.0%
€ 1,300	American International Group, Inc., 4.00%, 9/20/11	Baa1/A-	1,874,122

	Total Corporate Notes (cost—$47,558,080)		48,162,157

U.S. Government Agency Securities—0.1%
	Fannie Mae—0.1%
$ 1,699	0.01%, 10/4/11	Aaa/AAA	1,698,667
2,800	0.06%, 11/9/11	Aaa/AAA	2,799,068

	Total U.S. Government Agency Securities (cost—$4,498,322)		4,497,735

Repurchase Agreements—1.2%
5,000	Barclays Capital, Inc., dated 7/29/11, 0.17%, due 8/1/11, proceeds $5,000,071; collateralized by Ginnie Mae, 4.50%, due 2/20/41, valued at $5,168,424 including accrued interest		5,000,000

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Value*
$ 20,000	Credit Suisse Securities (USA) LLC, dated 7/29/11, 0.17%, due 8/1/11, proceeds $20,000,283; collateralized by U.S. Treasury Notes, 1.00%, due 3/31/12, valued at $20,448,831 including accrued interest	$20,000,000
9,800	JPMorgan Securities, Inc., dated 7/29/11, 0.17%, due 8/1/11, proceeds $9,800,139; collateralized by Federal Farm Credit Bank, 2.27%, due 12/24/13, valued at $10,225,003 including accrued interest	9,800,000
10,000	JPMorgan Securities, Inc., dated 7/29/11, 0.20%, due 8/1/11, proceeds $10,000,167; collateralized by U.S. Treasury Bonds, 3.50%, due 2/15/39, valued at $10,188,286 including accrued interest	10,000,000
828	State Street Bank & Trust Co., dated 7/29/11, 0.01%, due 8/1/11, proceeds $828,001; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/16, valued at $845,570 including accrued interest	828,000

	Total Repurchase Agreements (cost—$45,628,000)	45,628,000

	Total Short-Term Investments (cost—$189,133,005)	189,736,221

	Total Investments, before options written and securities sold short
	(cost—$4,753,687,065) (m)—131.6%	4,888,838,463

Notional Amount (000s)
OPTIONS WRITTEN (j)—(0.3)%
	Straddle Options—(0.3)%
	Call & Put 1-Year vs. 1-Year Forward Volatility Agreement (OTC),
$ 220,800	strike price $0.010, expires 10/11/11	(1,197,063)
	Call & Put 1-Year vs. 2-Year Forward Volatility Agreement (OTC),
$ 384,900	strike price $0.001, expires 10/11/11	(5,778,411)
$ 254,100	strike price $0.001, expires 11/14/11	(3,907,568)

	Total Options Written (premiums received—$8,209,618)	(10,883,042)

Fixed Income SHares: Series M Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
SECURITIES SOLD SHORT—(0.0)%
U.S. Government Agency Securities—(0.0)%
$ 200	Ginnie Mae, 5.50%, MBS, TBA (d) (proceeds received—$220,094)	Aaa/AAA	$(220,750)

	Total Investments, net of options written and securities sold short (cost—$4,745,257,353)	131.3%	4,877,734,671
	Other liabilities in excess of other assets	(31.3)	(1,162,361,255)

	Net Assets	100.0%	$3,715,373,416

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $570,917,464, representing 15.4% of net assets.

(b)	Illiquid.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Delayed-delivery. To be delivered after July 31, 2011.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $724,167, representing 0.02% of net assets.

(g)	Principal amount less than $500.

(h)	Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives and delayed-delivery securities.

(j)	Non-income producing.

(k)	Restricted. The acquisition cost of such security is $14,445,531 and the market value is $15,441,260, representing 0.4% of net assets.

(l)	Rates reflect the effective yields at purchase date.

(m)	At July 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $4,754,058,188. Gross unrealized appreciation was $254,672,663; gross unrealized depreciation was $119,892,388; and net unrealized appreciation was $134,780,275. The difference between book and tax cost basis was attributable to wash sales.

Glossary:

ABS—	Asset-Backed Securities
AGM—	insured by Assured Guaranty Municipal Corp.
AMBAC—	insured by American Municipal Bond Assurance Corp.

£—British Pound

CAD—	Canadian Dollar
CMO—	Collateralized Mortgage Obligation
CP—	Certificates of Participation
€—Euro
FGIC—	insured by Financial Guaranty Insurance Co.
FRN—	Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2011.
GO—	General Obligation Bond
MBS—	Mortgage-Backed Securities
NPFGC—	insured by National Public Finance Guarantee Corp.
NR—	Not Rated
OTC—	Over the Counter
TBA—	To Be Announced
VRN—	Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2011.
WR—	Withdrawn Rating

Other Investments:

(A)	Futures contracts outstanding at July 31, 2011:

	Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long:	Canadian 10 yr. Bond Futures	2,384	$318,178	9/1/11	$3,406,268
	Euro Bobl 5 yr. Futures	12	2,061	9/1/11	52,824
	Financial Futures Euro—90 day	10,026	2,493,090	3/19/12	10,461,675
	Financial Futures Euro—90 day	10,000	2,485,750	6/18/12	17,375,000
	Financial Futures Euro—90 day	5,000	1,242,125	9/17/12	11,750,000
	Financial Futures Euro—90 day	17,172	4,257,368	3/18/13	7,348,727
	Financial Futures Euro—90 day	5,618	1,388,138	9/16/13	2,799,393

					$53,193,887

At July 31, 2011, the Portfolio pledged cash collateral of $7,000 for futures contracts.

(B) Transactions in options written for the nine months ended July 31, 2011:

	Notional Amount (000s)	Premiums
Options outstanding, October 31, 2010	$859,800	$8,209,618
Options written	509,400	1,562,729
Options terminated in closing transactions	(509,400)	(1,562,729)

Options outstanding, July 31, 2011	$859,800	$8,209,618

(C) Credit default swap agreements:

Buy protection swap agreements outstanding at July 31, 2011 (1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(4)	Credit Spread (3)	Termination Date	Payments Made	Market Value (5)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America:
Macy’s	$5,000	0.88%	9/20/15	(7.06)%	$(1,290,133)	—	$(1,290,133)
Barclays Bank:
Embarq	400	0.42%	6/20/13	(1.00)%	(4,897)	$(7,216)	2,319
Citigroup:
Valero Energy	4,600	0.56%	12/20/13	(3.40)%	(330,942)	—	(330,942)
Deutsche Bank:
Altria Group	4,500	1.35%	3/20/19	(1.46)%	(39,361)	—	(39,361)
Morgan Stanley:
Altria Group	1,500	1.33%	12/20/18	(1.55)%	(24,623)	—	(24,623)

					$(1,689,956)	$(7,216)	$(1,682,740)

Sell protection swap agreements outstanding at July 31, 2011 (2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Credit Spread (3)	Termination Date	Payments Received	Market Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
Dow Jones CDX IG-16 5-Year Index	$126,200	0.96%	6/20/16	1.00%	$397,657	$340,082	$57,575
BNP Paribas:
General Electric	10,000	0.99%	12/20/13	3.80%	711,875	—	711,875
General Electric	75,000	0.99%	12/20/13	4.50%	6,648,745	—	6,648,745
Citigroup:
Dow Jones MCDX 5-Year Index	34,000	1.40%	12/20/15	1.00%	(473,922)	(1,418,290)	944,368
Credit Suisse First Boston:
BP Capital Markets	6,000	0.64%	6/20/15	5.00%	1,035,545	92,045	943,500
Deutsche Bank:
Dow Jones CDX IG-16 5-Year Index	189,100	0.96%	6/20/16	1.00%	595,855	393,559	202,296
Goldman Sachs:
Berkshire Hathaway	2,200	0.50%	9/20/13	0.97%	24,675	—	24,675
Berkshire Hathaway	14,600	0.50%	9/20/13	0.98%	167,064	—	167,064
BP Capital Markets	1,100	0.64%	6/20/15	5.00%	189,850	17,777	172,073
California State Municipal Bond	25,000	1.71%	12/20/18	1.60%	(99,736)	—	(99,736)
California State Municipal Bond	11,000	1.71%	12/20/18	1.75%	49,528	—	49,528
Connecticut State Municipal Bond	9,000	1.35%	3/20/21	1.60%	179,527	—	179,527
Dow Jones CDX IG-16 5-Year Index	16,100	0.96%	6/20/16	1.00%	50,731	31,040	19,691
Dow Jones MCDX 5-Year Index	40,000	1.40%	12/20/15	1.00%	(557,555)	(1,648,193)	1,090,638
JPMorgan Chase:
BP Capital Markets	1,100	0.64%	6/20/15	5.00%	189,850	4,393	185,457
Morgan Stanley:
Dow Jones MCDX 5-Year Index	38,000	1.40%	12/20/15	1.00%	(529,678)	(1,647,250)	1,117,572

					$8,580,011	$(3,834,837)	$12,414,848

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This represents the maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at July 31, 2011:

	Notional		Rate Type			Upfront	Unrealized
Swap Counterparty	Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value	Premiums Paid (Received)	Appreciation (Depreciation)
Barclays Bank	BRL 150,000	1/2/12	BRL-CDI-Compounded	11.65%	$2,714,837	$(124,590)	$2,839,427
Barclays Bank	BRL 145,300	1/2/13	BRL-CDI-Compounded	12.28%	1,525,101	438,901	1,086,200
Barclays Bank	MXN 189,600	1/28/15	28-Day Mexico Interbank TIIE Banxico	7.34%	905,246	(35)	905,281
Citigroup	$234,000	6/15/21	3.50%	3-Month USD-LIBOR	(13,505,046)	3,601,260	(17,106,306)
Credit Suisse First Boston	22,800	6/15/41	4.25%	3-Month USD-LIBOR	(1,907,719)	1,440,960	(3,348,679)
Goldman Sachs	220,000	6/15/31	4.00%	3-Month USD-LIBOR	(12,304,675)	8,558,000	(20,862,675)
HSBC Bank	BRL 150,000	1/2/12	BRL-CDI-Compounded	11.65%	2,714,837	(140,499)	2,855,336
HSBC Bank	MXN 99,400	1/28/15	28-Day Mexico Interbank TIIE Banxico	7.33%	471,820	(6,855)	478,675
HSBC Bank	$177,500	6/15/31	4.00%	3-Month USD-LIBOR	(9,927,635)	6,840,850	(16,768,485)
JPMorgan Chase	234,900	6/15/21	3.50%	3-Month USD-LIBOR	(13,556,988)	3,828,870	(17,385,858)
Merrill Lynch	MXN 40,400	2/7/19	28-Day Mexico Interbank TIIE Banxico	8.30%	371,993	—	371,993
Royal Bank of Scotland	$6,900	12/16/14	3-Month USD-LIBOR	4.00%	727,023	127,023	600,000
UBS	133,600	6/15/31	4.00%	3-Month USD-LIBOR	(7,472,293)	6,038,720	(13,511,013)

					$(49,243,499)	$30,602,605	$(79,846,104)

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

CDX—Credit Derivatives Index

LIBOR—London Inter-Bank Offered Rate

MCDX—Municipal Bond Credit Derivative Index

MXN—Mexican Peso

TIIE—Inter-Bank Equilibrium Interst Rate

(E) Forward foreign currency contracts outstanding at July 31, 2011:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value July 31, 2011	Unrealized Appreciation (Depreciation)
Purchased:
53,500,000 Australian Dollar settling 8/31/11	Bank of America	$58,315,000	$58,568,335	$253,335
203,000 Canadian Dollar settling 9/19/11	UBS	214,723	212,242	(2,481)
134,500,000 Indian Rupee settling 8/12/11	Deutsche Bank	2,877,005	3,038,130	161,125
346,800,000 Indian Rupee settling 8/12/11	HSBC Bank	7,441,819	7,833,633	391,814
115,857,744 Indian Rupee settling 8/12/11	JPMorgan Chase	2,486,751	2,617,033	130,282
530,142,256 Indian Rupee settling 8/12/11	Royal Bank of Scotland	11,410,536	11,975,029	564,493
1,127,300,000 Indian Rupee settling 7/12/12	UBS	24,368,785	24,245,023	(123,762)
13,960,500,000 South Korean Won settling 8/12/11	Citigroup	12,822,007	13,231,973	409,966
14,000,000,000 South Korean Won settling 8/12/11	JPMorgan Chase	12,719,179	13,269,412	550,233
27,960,500,000 South Korean Won settling 2/27/12	UBS	26,180,243	26,209,374	29,131
4,112,186 Mexican Peso settling 11/18/11	Deutsche Bank	349,676	346,943	(2,733)
96,142,888 Mexican Peso settling 11/18/11	Morgan Stanley	8,052,505	8,111,527	59,022
Sold:
5,968,000 British Pound settling 9/13/11	UBS	9,799,534	9,791,892	7,642
3,269,000 Canadian Dollar settling 9/19/11	Citigroup	3,455,303	3,417,824	37,479
163,457,000 Canadian Dollar settling 9/19/11	Deutsche Bank	165,925,137	170,898,528	(4,973,391)
66,764,000 Canadian Dollar settling 9/19/11	Royal Bank of Canada	67,701,462	69,803,491	(2,102,029)
23,808,000 Euro settling 10/19/11	Credit Suisse First Boston	33,241,920	34,145,110	(903,190)
23,808,000 Euro settling 10/19/11	Morgan Stanley	33,176,448	34,145,110	(968,662)
1,127,300,000 Indian Rupee settling 8/12/11	UBS	25,332,584	25,463,826	(131,242)
27,960,500,000 South Korean Won settling 8/12/11	UBS	26,477,746	26,501,385	(23,639)

				$(6,636,607)

At July 31, 2011, the Portfolio held $15,497,000 in cash as collateral for derivatives and delayed-delivery securities. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy.

(F) Open reverse repurchase agreements at July 31, 2011:

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended July 31, 2011 was $89,351,000 at a weighted average interest rate of 0.22%. There were no open reverse repurchase agreements at July 31, 2011.

Fixed Income SHares: Series R Schedule of Investments

July 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
U.S. TREASURY OBLIGATIONS—105.3%
	U.S. Treasury Inflation Indexed Bonds (i)—52.5%
$ 8,188	0.125%, 4/15/16		$8,558,878
41,184	1.75%, 1/15/28 (e)(j)		46,125,792
42,766	2.00%, 1/15/26 (e)(j)		49,558,540
49,943	2.125%, 2/15/41 (e)(j)		58,690,891
21,970	2.375%, 1/15/25		26,650,830
7,114	2.375%, 1/15/27		8,634,733
7,261	2.50%, 1/15/29		8,994,924
14,946	3.625%, 4/15/28 (e)		20,871,837
12,227	3.875%, 4/15/29 (e)		17,797,401

			245,883,826

	U.S. Treasury Inflation Indexed Notes (i)—52.8%
104	0.50%, 4/15/15		110,476
2,479	1.125%, 1/15/21		2,669,684
1,068	1.25%, 4/15/14		1,142,123
119,138	1.25%, 7/15/20 (e)		130,465,024
313	1.375%, 1/15/20		347,275
13,134	1.625%, 1/15/15 (j)		14,438,908
23,004	1.875%, 7/15/13 (e)		24,518,604
37,829	2.00%, 1/15/14 (e)(j)		41,065,078
6,113	2.00%, 7/15/14		6,727,910
21,368	2.625%, 7/15/17 (e)(j)		25,461,521

			246,946,603

	Total U.S. Treasury Obligations (cost—$472,462,175)		492,830,429

CORPORATE BONDS & NOTES—33.4%
Airlines—1.3%
5,000	Continental Airlines, Inc., 6.75%, 9/15/15 (a)(d)	Ba2/BB-	5,093,750
1,000	Delta Air Lines, Inc., 7.111%, 3/18/13	WR/BBB-	1,007,500

			6,101,250

Banking—4.3%
	Barclays Bank PLC (a)(d),
100	7.434%, 12/15/17 (h)	Baa2/A-	100,750
720	10.179%, 6/12/21	Baa1/A	896,400
6,100	Commonwealth Bank of Australia, 0.975%, 3/17/14, FRN (a)(d)	Aa2/AA	6,114,628
700	National Australia Bank Ltd., 5.35%, 6/12/13 (a)(d)	Aa2/AA	752,156
4,200	Royal Bank of Scotland PLC, 2.679%, 8/23/13, FRN	Aa3/A+	4,284,827
	Santander UK PLC, FRN,
€ 3,500	1.73%, 8/28/17 (a)(b)(l) (acquisition cost-$4,553,462; purchased 3/31/11)	A3/A+	4,668,814
€ 2,500	1.833%, 10/10/17	A3/A+	3,355,304

			20,172,879

Chemicals—0.2%
$ 1,000	RPM International, Inc., 6.50%, 2/15/18	Baa3/BBB-	1,133,076

Financial Services—18.0%
	Ally Financial, Inc., FRN,
700	2.454%, 12/1/14	B1/B+	669,097
3,200	3.466%, 2/11/14	B1/B+	3,148,163
1,400	Bank of America Corp., 5.375%, 6/15/14	A2/A	1,507,211
4,000	BM&F Bovespa S.A., 5.50%, 7/16/20 (a)(d)	Baa1/BBB+	4,165,000

Fixed Income SHares: Series R Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Financial Services (continued)
$ 4,500	BNP Paribas S.A., 5.00%, 1/15/21	Aa2/AA	$4,632,066
1,000	CIT Group, Inc., 5.25%, 4/1/14 (a)(d)	B2/B+	1,007,500
	Citigroup, Inc.,
2,900	2.262%, 8/13/13, FRN	A3/A	2,945,736
2,300	6.125%, 5/15/18	A3/A	2,574,217
€ 1,300	7.375%, 6/16/14	A3/A	2,069,966
$ 1,800	Credit Agricole Home Loan SFH, 1.002%, 7/21/14, FRN (a)(d)	Aaa/AAA	1,793,792
4,500	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	Ba2/BB-	4,717,854
4,200	FUEL Trust, 3.984%, 12/15/22 (a)(d)	Baa2/BBB-	4,245,671
	Goldman Sachs Group, Inc.,
€ 2,800	1.962%, 1/30/17, FRN	A1/A	3,770,698
€ 700	5.375%, 2/15/13	A1/A	1,041,586
	International Lease Finance Corp.,
$ 1,000	5.625%, 9/20/13	B1/BBB-	1,023,750
4,030	6.375%, 3/25/13	B1/BBB-	4,201,275
500	6.50%, 9/1/14 (a)(d)	Ba3/BBB-	532,500
500	6.75%, 9/1/16 (a)(d)	Ba3/BBB-	532,500
900	7.125%, 9/1/18 (a)(d)	Ba3/BBB-	963,000
3,300	JPMorgan Chase & Co., 0.997%, 5/2/14, FRN	Aa3/A+	3,291,083
100	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14 (f)	WR/NR	27,625
	Merrill Lynch & Co., Inc.,
€ 5,000	1.699%, 8/9/13, FRN	A2/A	7,061,369
$ 400	5.45%, 7/15/14	A2/A	430,807
	Morgan Stanley, FRN,
500	0.700%, 10/18/16	A2/A	458,672
1,800	1.233%, 4/29/13	A2/A	1,787,803
2,100	1.853%, 1/24/14	A2/A	2,099,223
€ 3,800	2.001%, 4/13/16	A2/A	5,118,211
	SLM Corp.,
$ 500	5.05%, 11/14/14	Ba1/BBB-	509,866
590	5.164%, 3/17/14, FRN	Ba1/BBB-	583,982
7,200	6.25%, 1/25/16	Ba1/BBB-	7,546,702
6,100	Stone Street Trust, 5.902%, 12/15/15 (a)(d)	Baa1/A-	6,478,694
1,400	Vnesheconombank Via VEB Finance Ltd., 5.45%, 11/22/17 (a)(d)	Baa1/BBB	1,445,500
€ 1,100	Wachovia Corp., 1.57%, 2/13/14, FRN	A1/AA-	1,551,487
$ 400	Wells Fargo Capital XIII, 7.70%, 3/26/13 (h)	Baa3/A-	414,500

			84,347,106

Food & Beverage—0.4%
1,500	FBG Finance Ltd., 5.125%, 6/15/15 (a)(d)	Baa2/BBB	1,656,755

Hotels/Gaming—0.7%
2,900	Starwood Hotels & Resorts Worldwide, Inc., 6.25%, 2/15/13	Ba1/BB+	3,088,500

Insurance—3.0%
2,445	American International Group, Inc.,
	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Baa2/BBB	2,674,219
3,000	Marsh & McLennan Cos., Inc., 9.25%, 4/15/19	Baa2/BBB-	3,879,081
	New York Life Global Funding,
€ 5,000	1.614%, 12/20/13, FRN	Aaa/AAA	7,044,104
$ 300	4.65%, 5/9/13 (a)(d)	Aaa/AAA	320,608

Fixed Income SHares: Series R Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Insurance (continued)
$ 200	Pacific Life Global Funding, 5.15%, 4/15/13 (a)(d)	A1/A+	$212,833

			14,130,845

Metals & Mining—0.9%
4,000	Gerdau Trade, Inc., 5.75%, 1/30/21 (a)(d)	NR/BBB-	4,095,000

Multi-Media—2.2%
4,400	CSC Holdings LLC, 8.50%, 6/15/15	Ba3/BB	4,774,000
5,000	DISH DBS Corp., 6.625%, 10/1/14	Ba3/BB-	5,343,750

			10,117,750

Oil & Gas—2.2%
1,200	DCP Midstream Operating L.P., 3.25%, 10/1/15	NR/BBB-	1,227,399
4,300	EOG Resources, Inc., 1.004%, 2/3/14, FRN	A3/A-	4,341,637
200	Gaz Capital S.A. for Gazprom, 8.146%, 4/11/18 (a)(d)	Baa1/BBB	242,500
1,600	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a)(d)	Baa3/NR	1,704,000
600	Petroleos Mexicanos, 5.50%, 1/21/21	Baa1/BBB	643,200
2,100	Transocean, Inc., 4.95%, 11/15/15	Baa3/BBB	2,312,619

			10,471,355

Real Estate Investment Trust—0.2%
700	Ventas Realty L.P., 3.125%, 11/30/15	Baa2/BBB-	713,630

Utilities—0.0%
200	AES Corp., 7.375%, 7/1/21 (a)(d)	B1/BB-	207,250

	Total Corporate Bonds & Notes (cost—$149,194,853)		156,235,396

SOVEREIGN DEBT OBLIGATIONS—10.3%
Australia—3.8%
	Australia Government Bond (i),
AUD 1,200	2.50%, 9/20/30, Ser, 30-Cl	Aaa/NR	1,423,176
AUD 4,000	3.00%, 9/20/25, Ser. 25-CI	Aaa/NR	5,144,394
AUD 3,600	4.00%, 8/20/20, Ser. 20-CI	Aaa/NR	6,844,734
AUD 3,400	New South Wales Treasury Corp., 2.75%, 11/20/25 (i)	Aaa/AAA	4,187,919

			17,600,223

Canada—0.3%
CAD 1,400	Canadian Government Bond, 2.75%, 9/1/16	Aaa/AAA	1,514,812

Italy—6.2%
	Italy Buoni Poliennali Del Tesoro (i),
€ 4,426	2.10%, 9/15/16	NR/NR	5,933,376
€ 12,084	2.10%, 9/15/21	Aa2/NR	14,388,336
€ 1,208	2.60%, 9/15/23	Aa2/NR	1,468,365
€ 2,300	Italy Certificati di Credito del Tesoro, 2.426%, 10/15/17, FRN	Aa2/NR	2,892,520
€ 3,513	Republic of Italy, 2.35%, 9/15/19 (i)	Aa2/NR	4,502,954

			29,185,551

	Total Sovereign Debt Obligations (cost—$48,347,528)		48,300,586

Fixed Income SHares: Series R Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—10.0%
	Arran Residential Mortgages Funding PLC, CMO, FRN (a)(d),
€ 351	2.62%, 5/16/47	Aaa/NR	$503,969
€ 7,600	2.874%, 11/19/47	Aaa/NR	10,909,998
	Banc of America Commercial Mortgage, Inc., CMO,
$ 135	0.356%, 6/10/49, FRN (a)(d)	Aaa/AAA	130,406
135	5.624%, 6/10/49, VRN	Aaa/AAA	137,946
4,181	Banc of America Large Loan, Inc., 1.937%, 11/15/15, CMO, FRN (a)(d)	NR/NR	3,884,720
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
41	2.34%, 8/25/35	Ba2/AAA	37,623
70	2.40%, 8/25/35	Ba3/AAA	63,292
37	4.125%, 3/25/35	Baa3/AAA	34,275
120	4.125%, 3/25/35	Ba2/AAA	111,040
	Citigroup Mortgage Loan Trust, Inc., CMO,
47	2.37%, 8/25/35, FRN	B1/A-	44,478
80	2.45%, 8/25/35, FRN	B3/A-	68,508
1,027	5.662%, 9/25/37, VRN	NR/CCC	673,276
1,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49, CMO	Aaa/AAA	1,016,473
5,421	Commercial Mortgage Pass Through Certificates, 3.156%, 11/10/15, CMO (a)(d)	Aaa/NR	5,502,345
	Countrywide Alternative Loan Trust, CMO, FRN,
2,648	0.381%, 12/20/46	Ca/CCC	1,439,920
677	1.263%, 2/25/36	Caa3/CCC	447,550
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
32	0.527%, 6/25/35, FRN (a)(d)	Aa3/AAA	28,663
1,172	3.024%, 4/20/35, VRN	Baa3/AAA	1,089,727
204	Granite Master Issuer PLC, 0.226%, 12/20/54, CMO, FRN	Aaa/A+	194,856
£ 1,358	Granite Mortgages PLC, 1.145%, 3/20/44, CMO, FRN	Aaa/A+	2,144,614
$ 161	GSR Mortgage Loan Trust, 2.780%, 9/25/35, CMO, FRN	NR/AAA	152,017
1,068	MLCC Mortgage Investors, Inc., 1.653%, 10/25/35, CMO, FRN	Baa1/BBB-	942,632
	NCUA Guaranteed Notes, CMO,
6,952	0.555%, 11/6/17, FRN	Aaa/AAA	6,956,717
7,891	2.65%, 10/29/20	NR/AAA	8,047,563
429	Residential Accredit Loans, Inc., 0.367%, 6/25/46, CMO, FRN	Caa2/CCC	161,539
AUD 1,379	Swan, 6.157%, 4/25/41, CMO, FRN	NR/AAA	1,525,695
$ 500	Wachovia Bank Commercial Mortgage Trust, 5.088%, 8/15/41, CMO, VRN	Aaa/AAA	534,936

	Total Mortgage-Backed Securities (cost—$46,600,595)		46,784,778

ASSET-BACKED SECURITIES—4.8%
1,091	AMMC CDO, 0.482%, 8/8/17, FRN (a)(d)	Aaa/AAA	1,056,493
681	ARES CLO Funds, 0.477%, 3/12/18, FRN (a)(d)	Aaa/AAA	667,203
378	Bear Stearns Asset-Backed Securities Trust, 1.187%, 10/25/37, FRN	Caa2/BBB	236,586
5,000	Citibank Omni Master Trust, 2.287%, 5/16/16, FRN (a)(d)	Aaa/AAA	5,061,298
601	Citigroup Mortgage Loan Trust, Inc., 0.267%, 1/25/37, FRN	Caa2/B-	426,695
485	Duane Street CLO, 0.518%, 11/8/17, FRN (a)(d)	Aaa/AA+	469,720
CAD 3,613	Ford Auto Securitization Trust, 1.926%, 6/15/13 (a)(d)	NR/AAA	3,789,454
€ 653	Globaldrive BV, 3.00%, 7/20/15	NR/AAA	940,706
€ 302	Harvest CLO S.A., 2.003%, 3/29/17, FRN	Aaa/AA+	414,535
$ 531	JPMorgan Mortgage Acquisition Corp., 0.677%, 7/25/35, FRN	A1/AA	497,709
1,327	Katonah Ltd., 0.567%, 9/20/16, FRN (a)(d)	Aaa/AAA	1,297,685
€ 744	Magi Funding PLC, 1.835%, 4/11/21, FRN (a)(d)(g)	Aa1/A+	1,000,170
€ 296	Magnolia Funding Ltd., 3.00%, 4/20/17 (a)(d)	NR/NR	429,007
$ 275	Massachusetts Educational Financing Auth., 1.203%, 4/25/38, FRN	Aaa/AAA	274,237

Fixed Income SHares: Series R Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$ 4,800	Navigare Funding CLO Ltd., 0.52%, 5/20/19, FRN (a)(d)	Aaa/AA+	$4,639,288
431	Park Place Securities, Inc., 0.607%, 6/25/35, FRN	Aa1/AAA	389,013
533	Saxon Asset Securities Trust, 4.034%, 6/25/33	A1/AAA	494,822
€ 296	Wood Street CLO BV, 1.763%, 3/29/21, FRN (a)(d)	Aa1/AA	404,982

	Total Asset-Backed Securities (cost—$22,092,343)		22,489,603

U.S. GOVERNMENT AGENCY SECURITIES—1.6%
	Fannie Mae—0.2%
$ 772	0.632%, 2/25/37, CMO, FRN	Aaa/AAA	769,401
14	1.478%, 10/1/44, FRN, MBS	Aaa/AAA	14,224

			783,625

	Freddie Mac—0.1%
186	4.754%, 7/1/36, FRN, MBS	Aaa/AAA	195,830
179	6.231%, 9/1/36, FRN, MBS	Aaa/AAA	185,075

			380,905

	SLM Student Loan Trust—1.3%
5,738	0.674%, 7/27/20, ABS, FRN (a)(d)	Aaa/AAA	5,743,275
619	2.107%, 8/15/16, ABS, FRN (a)(d)	Aaa/AAA	619,551

			6,362,826

	Total U.S. Government Agency Securities (cost—$7,502,348)		7,527,356

SENIOR LOANS (a)(c)—1.8%
Energy—0.4%
2,000	NRG Energy, Inc. 4.00%, 7/1/18, Term B (e)		2,004,108

Multi-Media—1.0%
€ 3,300	Kabel Deutschland GmbH, 5.442%, 12/31/16, Term C1		4,753,954

Telecommunications—0.3%
$698	Intelsat Holdings, 5.25%, 4/2/18, Term B		701,250
414	Vodafone, 6.875%, 8/17/15		428,627

			1,129,877

Utilities—0.1%
499	AES Corp., 4.25%, 5/27/18, Term B		499,997

	Total Senior Loans (cost—$8,106,066)		8,387,936

Shares
CONVERTIBLE PREFERRED STOCK—0.0%
Financial Services—0.0%
200	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (h) (cost—$200,000)	Baa3/A-	212,340

Principal Amount (000s)
MUNICIPAL BONDS—0.0%
West Virginia—0.0%
$ 100	Tobacco Settlement Finance Auth. Rev.,
	7.467%, 6/1/47, Ser. A (cost—$94,101)	Baa3/BB+	74,307

Fixed Income SHares: Series R Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS—10.4%
U.S. Treasury Obligations (j)—4.9%
	U.S. Treasury Bills (m),
$ 2,581	0.021%-0.260%, 8/18/11-10/6/11		$2,580,897
	U.S. Treasury Inflation Indexed Notes (i),
14,828	3.00%, 7/15/12 (e)		15,403,974
4,835	3.375%, 1/15/12		4,915,504

	Total U.S. Treasury Obligations (cost—$22,991,729)		22,900,375

Corporate Notes—4.6%
Banking—1.7%
1,300	Banco Santander Chile, 1.501%, 4/20/12, FRN (a)(d)	Aa3/A+	1,301,442
1,500	ING Bank NV, 1.046%, 3/30/12, FRN (a)(d)	Aa3/A+	1,503,729
4,400	Itau Unibanco S.A., zero coupon, 9/12/11	NR/NR	4,391,384
800	Royal Bank of Scotland PLC, 3.00%, 12/9/11 (a)(d)	Aaa/AAA	807,156

			8,003,711

Financial Services—2.8%
	Ally Financial, Inc.,
500	6.00%, 12/15/11	B1/B+	510,625
3,400	6.625%, 5/15/12	B1/B+	3,489,250
400	6.875%, 9/15/11	B1/B+	402,900
£ 4,800	Bank of America Corp., 0.924%, 6/11/12, FRN	A2/A	7,828,746
$ 800	Ford Motor Credit Co. LLC, 7.25%, 10/25/11	Ba2/BB-	809,842

			13,041,363

Multi-Media—0.1%
700	Charter Communications LLC, 8.00%, 4/30/12 (a)(d)	Ba2/BB+	731,500

	Total Corporate Notes (cost—$21,126,447)		21,776,574

Repurchase Agreements—0.9%
2,800	Barclays Capital, Inc., dated 7/29/11, 0.15%, due 8/1/11, proceeds $2,800,035; collateralized by U.S. Treasury Inflation Index Notes, 3.00%, 7/15/12, valued at $2,856,277 including accrued interest		2,800,000

Fixed Income SHares: Series R Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Value*
$ 1,290	State Street Bank & Trust Co., dated 7/29/11, 0.01%, due 8/1/11, proceeds $1,290,001; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/16, valued at $1,319,293 including accrued interest	$1,290,000

	Total Repurchase Agreements (cost—$4,090,000)	4,090,000

	Total Short-Term Investments (cost—$48,208,176)	48,766,949

Contracts/ Notional Amount (000s)
OPTIONS PURCHASED (k)—0.1%
	Call Options—0.1%
$ 56,400	1-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 1.25%, expires 4/30/12	375,122

	Put Options—0.0%
$ 12,900	1-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 2.00%, expires 11/19/12	13,308
$ 114,000	U.S. Treasury Inflation Protected Securities (OTC), strike price $75, expires 8/19/11	114

		13,422

	Total Options Purchased (cost—$227,076)	388,544

	Total Investments, before options written (cost—$803,035,261) (n)—177.7%	831,998,224

OPTIONS WRITTEN (k)—(0.3)%
	Call Options—(0.1)%
$ 4,100	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 1.80%, expires 10/11/11	(36,824)
$ 7,600	10-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 3.00%, expires 8/24/11	(91,206)
$ 14,100	strike rate 3.00%, expires 10/11/11	(223,011)
£ 1,000	strike rate 3.28%, expires 8/18/11	(22,245)
$ 1,400	Dow Jones CDX IG-15 5-Year Index, strike price $0.80, expires 9/21/11	(1,708)
39	Financial Futures Euro—90 day (CME), strike price $99.38, expires 9/19/11	(28,272)

		(403,266)

Fixed Income SHares: Series R Schedule of Investments

July 31, 2011 (unaudited) (continued)

Contracts/ Notional Amount (000s)			Value*
	Put Options—(0.1)%
$ 12,900	1-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 1.00%, expires 11/19/12		$(34,929)
$ 112,800	strike rate 2.00%, expires 4/30/12		(29,181)
$ 64,700	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 2.25%, expires 9/24/12		(136,342)
$ 44,600	3-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 3.00%, expires 6/18/12		(71,226)
$ 4,100	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 2.50%, expires 8/24/11		(37)
$ 7,600	10-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 3.75%, expires 8/24/11		(222)
$ 14,100	strike rate 3.75%, expires 10/11/11		(19,506)
$ 3,300	strike rate 10.00%, expires 7/10/12		(15)
AUD 5,700	Australian Dollar versus U.S. Dollar (OTC), strike price AUD 1.00, expires 8/18/11		(232)
$ 1,900	Dow Jones CDX IG-15 5-Year Index, strike price $1.20, expires 9/21/11		(761)
$ 1,600	strike price $1.30, expires 9/21/11		(1,680)
39	Financial Futures Euro—90 day (CME), strike price $99.38, expires 9/19/11		(3,318)
$ 5,600	Inflation Floor CPURNSA Index (OTC) Exercise Index=Maximum of ((1+0.00%)^10-(Index Final/Index Initial)) or $0, strike price $0.001, expires 3/12/20		(14,491)
$ 32,200	strike price $0.001, expires 4/7/20		(87,012)
$ 1,500	strike price $0.001, expires 9/29/20		(4,527)
$ 1,500	Inflation Floor CPURNSA Index (OTC) Exercise Index=Maximum of (0.00%-(Index Final/Index Initial-1)) or $0, strike price $0.001, expires 3/10/20		(4,840)

			(408,319)

	Straddle Options—(0.1)%
$ 9,600	Call & Put 1-Year vs. 1-Year Forward Volatility Agreement (OTC), strike price $0.001, expires 10/11/11		(52,046)
$ 4,900	strike price $0.010, expires 10/11/11		(26,565)
$ 8,900	Call & Put 1-Year vs. 2-Year Forward Volatility Agreement (OTC), strike price $0.001, expires 10/11/11		(133,614)
$ 13,900	strike price $0.001, expires 11/14/11		(213,755)

			(425,980)

	Total Options Written (premiums received—$2,432,988)		(1,237,565)

	Total Investments, net of options written (cost—$800,602,273)	177.4%	830,760,659
	Other liabilities in excess of other assets	(77.4)	(362,581,296)

	Net Assets	100.0%	$468,179,363

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $106,099,591, representing 22.7% of net assets.

(b)	Illiquid.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2011.

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be delivered after July 31, 2011.

(f)	In default.

(g)	Fair-Valued—Security with a value of $1,000,170, representing 0.2% of net assets.

(h)	Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(i)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.

(j)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives and delayed-delivery securities.

(k)	Non-income producing.

(l)	Restricted. The acquisition cost of such security is $4,553,462 and the market value is $4,668,814, representing 1.0% of net assets.

(m)	Rates reflect the effective yields at purchase date.

(n)	At July 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $804,744,591. Gross unrealized appreciation was $32,174,259; gross unrealized depreciation was $4,920,626; and net unrealized appreciation was $27,253,633. The difference between book and tax cost basis was attributable to wash sales.

Glossary:

ABS—Asset-Backed Securities

AUD—Australian Dollar

£—British Pound

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CDX—Credit Derivatives Index

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

CPURNSA—Consumer Price All Urban Non-Seasonally Adjusted Index

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2011.

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

NR—Not Rated

OTC—Over the Counter

VRN—Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2011.

WR—Withdrawn Rating

Other Investments:

(A) Futures contracts outstanding at July 31, 2011:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long:	Euribor Futures	87	€30,724	6/1/12	$173,047
	Euro Bobl 5 yr. Futures	57	€9,788	9/1/11	266,526
	Financial Futures Euro—90 day	84	$20,868	9/17/12	85,832
	Financial Futures Euro—90 day	83	20,600	12/17/12	65,768
	Financial Futures Euro—90 day	544	134,871	3/18/13	600,576
	Financial Futures Euro—90 day	272	67,337	6/17/13	262,357
	Financial Futures Euro—90 day	68	16,802	9/16/13	53,234
	Financial Futures Euro—90 day	209	51,516	12/16/13	176,780

					$1,684,120

At July, 31, 2011, the Portfolio pledged cash collateral of $47,000 for futures contracts.

(B) Transactions in options written for the nine months ended July 31, 2011:

	Contracts	Notional Amount (000s)	Notional Amount (000s)	Notional Amount (000s)	Notional Amount (000s)	Premiums
Options outstanding, October 31, 2010	38	$396,200	—	€15,400	—	$2,423,993
Options written	1,121	251,600	AUD 5,700	—	£1,000	1,459,615
Options terminated in closing transactions	(1,068)	(189,000)	—	(15,400)	—	(1,161,953)
Options assigned	(13)	(74,300)	—	—	—	(243,427)
Options expired	—	(11,600)	—	—	—	(45,240)

Options outstanding, July 31, 2011	78	$372,900	AUD 5,700	—	£1,000	$2,432,988

(C) Credit default swap agreements:

Buy protection swap agreements outstanding at July 31, 2011 (1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Credit Spread (3)	Termination Date	Payments Made	Market Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
International Lease Finance	$1,000	2.56%	9/20/13	(5.00)%	$(56,203)	$(32,287)	$(23,916)
Marsh & McLennan	3,000	1.11%	6/20/19	(0.90)%	40,935	—	40,935
Barclays Bank:
FBG Finance	1,500	0.76%	6/20/15	(1.60)%	(50,842)	—	(50,842)
Deutsche Bank:
Pulte Homes	1,500	0.92%	9/20/11	(1.00)%	(1,921)	5,573	(7,494)
Starwood Hotels & Resorts Worldwide	3,100	0.65%	3/20/13	(1.00)%	(21,566)	52,342	(73,908)
Goldman Sachs:
American International Group	4,000	2.30%	3/20/13	(5.00)%	(197,144)	(183,822)	(13,322)
RPM International	1,000	1.67%	3/20/18	(1.50)%	8,197	—	8,197

					$(278,544)	$(158,194)	$(120,350)

Sell protection swap agreements outstanding at July 31, 2011 (2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Credit Spread (3)	Termination Date	Payments Received	Market Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
France Government Bond	$100	1.10%	12/20/15	0.25%	$(3,578)	$(2,034)	$(1,544)
Japan Government Bond	4,000	0.81%	12/20/15	1.00%	37,907	90,933	(53,026)
MetLife	300	0.73%	9/20/13	1.00%	2,084	(14,605)	16,689
Barclays Bank:
Dow Jones CDX EM-15 Index	800	2.12%	6/20/16	5.00%	108,614	108,000	614
Citigroup:
Dow Jones CDX EM-14 Index	5,800	2.05%	12/20/15	5.00%	737,278	786,320	(49,042)
France Government Bond	2,800	1.03%	6/20/15	0.25%	(81,537)	(59,140)	(22,397)
France Government Bond	4,200	1.18%	6/20/16	0.25%	(180,642)	(181,340)	698
United Kingdom Gilt	1,300	0.60%	6/20/15	1.00%	21,593	10,563	11,030
Credit Suisse First Boston:
United Kingdom Gilt	300	0.66%	12/20/15	1.00%	4,757	7,037	(2,280)
Deutsche Bank:
American International Group	3,800	1.41%	12/20/13	5.00%	343,112	(389,500)	732,612
Brazilian Government International Bond	2,100	1.46%	6/20/20	1.00%	(71,851)	(69,609)	(2,242)
Dow Jones CDX EM-14 Index	1,100	2.05%	12/20/15	5.00%	139,829	162,900	(23,071)
France Government Bond	600	1.03%	6/20/15	0.25%	(17,472)	(19,657)	2,185
Petrobras International	200	0.74%	9/20/12	1.00%	823	(2,481)	3,304
United Kingdom Gilt	2,100	0.60%	6/20/15	1.00%	34,881	16,094	18,787
United Kingdom Gilt	800	0.66%	12/20/15	1.00%	12,685	18,567	(5,882)
Goldman Sachs:
Dow Jones CDX IG-16 5-Year Index	24,000	0.96%	6/20/16	1.00%	75,624	46,316	29,308
HSBC Bank:
Brazilian Government International Bond	3,100	0.96%	6/20/15	1.00%	8,042	(31,107)	39,149
Petrobras International	2,000	1.31%	9/20/15	1.00%	(22,824)	(63,728)	40,904
Morgan Stanley:
France Government Bond	1,300	1.18%	6/20/16	0.25%	(55,913)	(56,995)	1,082
Royal Bank of Scotland:
Japan Government Bond	800	0.81%	12/20/15	1.00%	7,582	17,978	(10,396)
UBS:
Dow Jones CDX EM-14 Index	1,400	2.05%	12/20/15	5.00%	177,964	197,400	(19,436)

					$1,278,958	$571,912	$707,046

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This represents the maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at July 31, 2011:

						Upfront	Unrealized
	Notional Amount	Termination	Rate Type		Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Payments Made	Payments Received	Value	Paid (Received)	(Depreciation)
Bank of America	$1,700	12/21/41	4.00%	3-Month USD-LIBOR	$(30,231)	$35,530	$(65,761)
Barclays Bank	BRL 6,100	1/2/13	BRL-CDI-Compounded	12.28%	64,027	23,354	40,673
Barclays Bank	$4,100	6/15/41	4.25%	3-Month USD-LIBOR	(343,055)	24,600	(367,655)
BNP Paribas	BRL 3,200	1/2/13	BRL-CDI-Compounded	11.88%	12,632	(15,091)	27,723
Citigroup	$4,400	6/15/21	3.50%	3-Month USD-LIBOR	(253,941)	(25,160)	(228,781)
Citigroup	6,800	12/21/41	4.00%	3-Month USD-LIBOR	(120,926)	143,400	(264,326)
Deutsche Bank	20,600	12/21/41	4.00%	3-Month USD-LIBOR	(366,334)	(66,950)	(299,384)
Goldman Sachs	9,800	6/15/41	4.25%	3-Month USD-LIBOR	(819,984)	337,120	(1,157,104)
HSBC Bank	BRL 3,600	1/2/12	BRL-CDI-Compounded	11.14%	39,427	13,811	25,616
HSBC Bank	BRL 23,400	1/2/12	BRL-CDI-Compounded	11.36%	222,188	4,483	217,705
HSBC Bank	BRL 5,400	1/2/12	BRL-CDI-Compounded	11.67%	101,472	43,235	58,237
JPMorgan Chase	BRL 3,000	1/2/12	BRL-CDI-Compounded	11.25%	(8,892)	(77)	(8,815)
JPMorgan Chase	BRL 1,100	1/2/13	BRL-CDI-Compounded	12.17%	9,636	4,671	4,965
Morgan Stanley	BRL 7,700	1/2/12	BRL-CDI-Compounded	10.12%	(190,235)	(137,054)	(53,181)
Morgan Stanley	BRL 11,000	1/2/12	BRL-CDI-Compounded	11.29%	(28,295)	(8,056)	(20,239)
Morgan Stanley	BRL 1,100	1/2/12	BRL-CDI-Compounded	12.54%	36,696	(3,176)	39,872
Morgan Stanley	BRL 3,200	1/2/13	BRL-CDI-Compounded	11.98%	17,676	—	17,676
UBS	BRL 600	1/2/13	BRL-CDI-Compounded	12.07%	4,301	1,104	3,197
UBS	BRL 3,300	1/2/13	BRL-CDI-Compounded	12.07%	23,653	(11,616)	35,269

					$(1,630,185)	$364,128	$(1,994,313)

AUD—Australian Dollar

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

CDX—Credit Derivatives Index

€—Euro

LIBOR—London Inter-Bank Offered Rate

(E) Forward foreign currency contracts outstanding at July 31, 2011:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value July 31, 2011	Unrealized Appreciation (Depreciation)
Purchased:
7,791,071 Brazilian Real settling 9/2/11	Barclays Bank	$4,841,580	$4,983,734	$142,154
140,000 Brazilian Real settling 11/3/11	HSBC Bank	87,664	88,230	566
140,000 Brazilian Real settling 11/3/11	Morgan Stanley	88,535	88,231	(304)
7,791,071 Brazilian Real settling 8/2/11	UBS	4,819,418	5,023,743	204,325
425,000 Canadian Dollar settling 9/19/11	Royal Bank of Canada	438,235	444,349	6,114
317,000 Canadian Dollar settling 9/19/11	UBS	335,306	331,432	(3,874)
274,000 Chinese Yuan Renminbi settling 11/15/11	Barclays Bank	42,646	42,590	(56)
1,649,062 Chinese Yuan Renminbi settling 11/15/11	Citigroup	253,839	256,325	2,486
5,000,000 Chinese Yuan Renminbi settling 2/13/12	Deutsche Bank	771,724	779,541	7,817
1,025,572 Chinese Yuan Renminbi settling 11/15/11	JPMorgan Chase	159,578	159,412	(166)
13,350,060 Chinese Yuan Renminbi settling 2/13/12	JPMorgan Chase	2,049,615	2,081,383	31,768
9,187,200,000 Indonesian Rupiah settling 10/31/11	Citigroup	990,000	1,068,258	78,258
273,638,598 Indian Rupee settling 8/12/11	Citigroup	5,842,235	6,181,039	338,804
44,200,000 Indian Rupee settling 8/12/11	Deutsche Bank	945,455	998,404	52,949
39,781,600 Indian Rupee settling 8/12/11	HSBC Bank	855,794	898,600	42,806
12,902,672 Indian Rupee settling 8/12/11	Royal Bank of Scotland	277,701	291,450	13,749
370,522,870 Indian Rupee settling 7/12/12	UBS	8,009,573	7,968,894	(40,679)
92,138,090 Philippines Peso settling 11/15/11	Barclays Bank	2,076,436	2,167,248	90,812
29,400,000 Philippines Peso settling 11/15/11	Citigroup	663,208	691,540	28,332
136,361,000 Philippines Peso settling 3/15/12	Citigroup	3,117,535	3,177,936	60,401
1,300,000 Singapore Dollar settling 9/9/11	Deutsche Bank	1,055,255	1,079,732	24,477
616,461 Singapore Dollar settling 9/9/11	HSBC Bank	500,000	512,010	12,010
403,379 Singapore Dollar settling 9/9/11	JPMorgan Chase	327,719	335,032	7,313
1,000,000 Singapore Dollar settling 9/9/11	Royal Bank of Scotland	804,525	830,563	26,038
300,000 Singapore Dollar settling 9/9/11	UBS	244,245	249,169	4,924
6,031,765,500 South Korean Won settling 8/12/11	Citigroup	5,539,869	5,716,999	177,130
6,000,000,000 South Korean Won settling 8/12/11	JPMorgan Chase	5,451,077	5,686,891	235,814
12,031,765,500 South Korean Won settling 11/14/11	JPMorgan Chase	11,290,012	11,332,455	42,443
Sold:
13,193,000 Australian Dollar settling 8/31/11	Bank of America	14,380,370	14,442,842	(62,472)
7,791,071 Brazilian Real settling 8/2/11	Barclays Bank	4,872,465	5,023,743	(151,278)
140,000 Brazilian Real settling 9/2/11	HSBC Bank	88,607	89,554	(947)
140,000 Brazilian Real settling 9/2/11	Morgan Stanley	89,485	89,554	(69)
2,076,000 British Pound settling 9/13/11	Barclays Bank	3,394,218	3,406,161	(11,943)
2,077,000 British Pound settling 9/13/11	Citigroup	3,399,582	3,407,801	(8,219)
2,045,000 British Pound settling 9/13/11	UBS	3,357,917	3,355,298	2,619
561,000 Canadian Dollar settling 9/19/11	Deutsche Bank	569,471	586,540	(17,069)
229,000 Canadian Dollar settling 9/19/11	Royal Bank of Canada	232,215	239,425	(7,210)
64,368,000 Euro settling 9/22/11	BNP Paribas	91,983,376	92,380,770	(397,394)
4,939,000 Euro settling 9/22/11	Citigroup	7,046,334	7,088,439	(42,105)
855,000 Euro settling 10/19/11	Credit Suisse First Boston	1,193,794	1,226,229	(32,435)
1,430,000 Euro settling 9/22/11	Deutsche Bank	2,017,659	2,052,332	(34,673)
855,000 Euro settling 10/19/11	Morgan Stanley	1,191,442	1,226,229	(34,787)
3,515,000 Euro settling 9/22/11	Royal Bank of Canada	4,939,209	5,044,718	(105,509)
1,941,000 Euro settling 9/22/11	Royal Bank of Scotland	2,810,976	2,785,718	25,258
370,522,870 Indian Rupee settling 8/12/11	UBS	8,326,357	8,369,493	(43,136)
12,031,765,500 South Korean Won settling 8/12/11	JPMorgan Chase	11,350,722	11,403,889	(53,167)

				$611,875

At July 31, 2011, the Portfolio held $4,320,000 in principal value of U.S. Treasury Bills and $2,470,000 in cash as collateral for derivatives and delayed-delivery securities. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy. Collateral received in the form of securities will not be pledged and are not reflected in the Schedules of Investments.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, Equity Shares: Series I may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. With respect to certain foreign securities, the Portfolio may fair-value securities using modeling tools provided by third-party vendors. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by Equity Shares: Series I for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine Equity Shares: Series I’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by Equity Shares: Series I.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Portfolios to measure fair value during the nine months ended July 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Portfolios utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation and option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of senior loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at July 31, 2011 in valuing each Portfolio’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/11
Equity Shares: Series I
Investments in Securities—Assets
Common Stock:
China	$71,467	$19,819	—	$91,286
Israel	63,415	—	—	63,415
Korea (Republic of)	79,620	—	—	79,620
Spain	49,974	102,218	—	152,192
All Other	—	2,111,190	—	2,111,190
Preferred Stock	—	43,416	—	43,416

Total Investments	$264,476	$2,276,643	—	$2,541,119

Fixed Income SHares: Series C
Investments in Securities—Assets
Corporate Bonds & Notes:
Airlines	—	$47,084,567	$5,810,441	$52,895,008
Financial Services	—	1,062,445,325	402,498	1,062,847,823
All Other	—	1,221,899,160	—	1,221,899,160
U.S. Government Agency Securities	—	586,799,375	—	586,799,375
Municipal Bonds	—	382,605,286	—	382,605,286
Sovereign Debt Obligations	—	249,557,104	—	249,557,104
Mortgage-Backed Securities	—	189,421,965	82,047	189,504,012
Senior Loans	—	28,233,937	—	28,233,937
U.S. Treasury Obligations	—	15,605,653	—	15,605,653
Asset-Backed Securities	—	8,467,341	—	8,467,341
Preferred Stock	$1,144,080	—	—	1,144,080
Convertible Preferred Stock	756,221	—	—	756,221
Short-Term Investments	—	225,415,622	—	225,415,622
Options Purchased:
Interest Rate Contracts	—	5,103,722	—	5,103,722

Total Investments in Securities—Assets	$1,900,301	$4,022,639,057	$6,294,986	$4,030,834,344

Investments in Securities—Liabilities
Options Written, at value:
Credit Contracts	—	$(1,180,523)	—	$(1,180,523)
Interest Rate Contracts	—	(5,946,724)	—	(5,946,724)

Total Investments in Securities—Liabilities	—	$(7,127,247)	—	$(7,127,247)

Other Financial Instruments*—Assets
Credit Contracts	—	$9,386,215	—	$9,386,215
Foreign Exchange Contracts	—	22,773,797	—	22,773,797
Interest Rate Contracts	$11,588,741	19,823,462	—	31,412,203

Total Other Financial Instruments*—Assets	$11,588,741	$51,983,474	—	$63,572,215

Other Financial Instruments*—Liabilities
Credit Contracts	—	$(2,840,431)	—	$(2,840,431)
Foreign Exchange Contracts	—	(24,277,574)	—	(24,277,574)
Interest Rate Contracts	—	(37,621,995)	—	(37,621,995)

Total Other Financial Instruments*—Liabilities	—	$(64,740,000)	—	$(64,740,000)

Total Investments	$13,489,042	$4,002,755,284	$6,294,986	$4,022,539,312

Fixed Income SHares: Series H
Investments in Securities—Assets
Municipal Bonds	—	$7,501,601	—	$7,501,601
Short-Term Investments	—	207,424	—	207,424

Total Investments in Securities—Assets	—	$7,709,025	—	$7,709,025

Other Financial Instruments*—Assets
Credit Contracts	—	$5,423	—	$5,423

Total Investments	—	$7,714,448	—	$7,714,448

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/11
Fixed Income SHares: Series M
Investments in Securities—Assets
U.S. Government Agency Securities	—	$1,684,061,436	—	$1,684,061,436
Corporate Bonds & Notes:
Financial Services	$807,328	799,373,570	$10,742,600	810,923,498
All Other	—	699,628,425	—	699,628,425
Municipal Bonds	—	612,778,478	—	612,778,478
Mortgage-Backed Securities	—	501,834,066	—	501,834,066
Sovereign Debt Obligations	—	334,108,476	—	334,108,476
Asset-Backed Securities	—	42,186,397	724,167	42,910,564
Convertible Preferred Stock	12,857,299	—	—	12,857,299
Short-Term Investments		189,736,221		189,736,221

Total Investments in Securities—Assets	$13,664,627	$4,863,707,069	$11,466,767	$4,888,838,463

Investments in Securities—Liabilities
Options Written, at value:
Interest Rate Contracts	—	—	$(10,883,042)	$(10,883,042)
Securities Sold Short, at value	—	$(220,750)	—	(220,750)

Total Investments in Securities—Liabilities	—	$(220,750)	$(10,883,042)	$(11,103,792)

Other Financial Instruments*—Assets
Credit Contracts	—	$12,516,903	—	$12,516,903
Foreign Exchange Contracts	—	2,594,522	—	2,594,522
Interest Rate Contracts	$53,193,887	9,136,912	—	62,330,799

Total Other Financial Instruments*—Assets	$53,193,887	$24,248,337	—	$77,442,224

Other Financial Instruments*—Liabilities
Credit Contracts	—	$(1,784,795)	—	$(1,784,795)
Foreign Exchange Contracts	—	(9,231,129)	—	(9,231,129)
Interest Rate Contracts	—	(88,983,016)	—	(88,983,016)

Total Other Financial Instruments*—Liabilities	—	$(99,998,940)	—	$(99,998,940)

Total Investments	$66,858,514	$4,787,735,716	$583,725	$4,855,177,955

Fixed Income SHares: Series R
Investments in Securities—Assets
U.S. Treasury Obligations	—	$492,830,429	—	$492,830,429
Corporate Bonds & Notes:
Airlines	—	5,093,750	$1,007,500	6,101,250
All Other	—	150,134,146	—	150,134,146
Sovereign Debt Obligations	—	48,300,586	—	48,300,586
Mortgage-Backed Securities	—	39,828,061	6,956,717	46,784,778
Asset-Backed Securities	—	21,489,433	1,000,170	22,489,603
U.S. Government Agency Securities	—	7,527,356	—	7,527,356
Senior Loans	—	8,387,936	—	8,387,936
Convertible Preferred Stock	$212,340	—	—	212,340
Municipal Bonds	—	74,307	—	74,307
Short-Term Investments	—	48,766,949	—	48,766,949
Options Purchased:
Interest Rate Contracts	—	388,544	—	388,544

Total Investments in Securities—Assets	$212,340	$822,821,497	$8,964,387	$831,998,224

Investments in Securities—Liabilities
Options Written, at value:
Credit Contracts	—	$(4,149)	—	$(4,149)
Foreign Exchange Contracts	—	(232)	—	(232)
Interest Rate Contracts	—	(696,334)	$(536,850)	(1,233,184)

Total Investments in Securities—Liabilities	—	$(700,715)	$(536,850)	$(1,237,565)

Other Financial Instruments*—Assets
Credit Contracts	—	$945,494	—	$945,494
Foreign Exchange Contracts	—	1,659,367	—	1,659,367
Interest Rate Contracts	$1,684,120	470,933	—	2,155,053

Total Other Financial Instruments*—Assets	$1,684,120	$3,075,794	—	$4,759,914

Other Financial Instruments*—Liabilities
Credit Contracts	—	$(358,798)	—	$(358,798)
Foreign Exchange Contracts	—	(1,047,492)	—	(1,047,492)
Interest Rate Contracts	—	(2,465,246)	—	(2,465,246)

Total Other Financial Instruments*—Liabilities	—	$(3,871,536)	—	$(3,871,536)

Total Investments	$1,896,460	$821,325,040	$8,427,537	$831,649,037

*	Other Financial Instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended July 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended July 31, 2011, was as follows:

	Beginning Balance 10/31/10	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 7/31/11
Fixed Income SHares: Series C
Investments in Securities—Assets
Corporate Bonds & Notes:
Airlines	$8,446,018	$(2,408,696)	$(57,169)	$(795)	$(168,917)	—	—	$5,810,441
Financial Services	21,134,833	(53,592)	—	—	(809,743)	—	$(19,869,000)	402,498
Mortgage-Backed Securities	123,362	(361,060)	972	78,698	240,075	—	—	82,047
Short-Term Investments:
Corporate Notes:
Financial Services	736,890	(700,000)	—	—	(36,890)	—	—	—

Total Investments	$30,441,103	$(3,523,348)	$(56,197)	$77,903	$(775,475)	—	$(19,869,000)	$6,294,986

Fixed Income SHares: Series M
Investments in Securities—Assets
Corporate Bonds & Notes:
Financial Services	$10,551,300	—	$(53,953)	—	$245,253	—	—	$10,742,600
Mortgage-Backed Securities	17,504,496	$(243,814)	(60,948)	$(6,893)	(185,592)	—	$(17,007,249)	—
Asset-Backed Securities	754,471	(104,403)	—	—	74,099	—	—	724,167

Total Investments in Securities—Assets	$28,810,267	$(348,217)	$(114,901)	$(6,893)	$133,760	—	$(17,007,249)	$11,466,767

Investments in Securities—Liabilities
Options Written, at value:
Interest Rate Contracts	$(8,020,229)	—	—	—	$(2,862,813)	—	—	$(10,883,042)

Total Investments	$20,790,038	$(348,217)	$(114,901)	$(6,893)	$(2,729,053)	—	$(17,007,249)	$583,725

Fixed Income SHares: Series R
Investments in Securities—Assets
Corporate Bonds & Notes:
Airlines	—	$1,031,875	$(6,904)	—	$(17,471)	—	—	$1,007,500
Mortgage-Backed Securities	$5,663,219	6,873,456	(22,214)	$(2,214)	(53,185)	—	$(5,502,345)	6,956,717
Asset-Backed Securities	17,818,475	(5,967,341)	34,582	180,528	432,052	—	(11,498,126)	1,000,170

Total Investments in Securities—Assets	$23,481,694	$1,937,990	$5,464	$178,314	$361,396	—	$(17,000,471)	$8,964,387

Investments in Securities—Liabilities
Options Written, at value:
Interest Rate Contracts	$(689,228)	—	—	$45,240	$107,138	—	—	$(536,850)

Total Investments	$22,792,466	$1,937,990	$5,464	$223,554	$468,534	—	$(17,000,471)	$8,427,537

**	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments, which Fixed Income SHares: Series C, Series M and Series R held at July 31, 2011, was $(67,847), $(2,572,818) and $139,894, respectively.

Item 2. Controls and Procedures

(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Global Investors Managed Accounts Trust

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 28, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 28, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 28, 2011